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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2011

Date of reporting period:       July 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Consumer Discretionary - 12.0%
Auto Components - 0.8%
Autoliv, Inc.	800	$52,928
Ballard Power Systems, Inc. (a) (b)	320,480	493,539
BorgWarner, Inc. (a) (b)	5,600	445,872
Cooper Tire & Rubber Company (b)	70,520	1,188,967
Dana Holding Corporation (a)	37,475	624,708
Dorman Products, Inc. (a)	8,230	294,058
Drew Industries, Inc. (b)	20,830	443,679
Exide Technologies (a) (b)	260,588	1,865,810
Federal-Mogul Corporation (a) (b)	67,757	1,298,902
Gentex Corporation	2,000	56,680
Goodyear Tire & Rubber Company (The) (a)	1,250	20,212
Magna International, Inc. - Class A	400	19,508
Modine Manufacturing Company (a) (b)	73,672	1,098,449
Motorcar Parts of America, Inc. (a) (b)	75,116	969,748
Shiloh Industries, Inc.	5,288	55,683
SORL Auto Parts, Inc. (a) (b)	92,768	456,419
Spartan Motors, Inc. (b)	35,988	165,545
Standard Motor Products, Inc. (b)	160,979	2,285,902
Stoneridge, Inc. (a) (b)	44,977	561,313
Superior Industries International, Inc. (b)	75,110	1,520,226
Tenneco, Inc. (a)	20,547	820,647
Tongxin International Ltd. (a)	300	426
Tower International, Inc. (a)	16,087	277,018
Visteon Corporation (a)	3,807	238,699
		15,254,938
Automobiles - 0.0%
Tesla Motors, Inc. (a)	827	23,296
Thor Industries, Inc.	29,886	739,081
		762,377
Distributors - 0.1%
Audiovox Corporation (a) (b)	185,331	1,332,530
Genuine Parts Company	19,600	1,041,936
Weyco Group, Inc.	600	13,896
		2,388,362
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a) (b)	46,171	2,104,013
Archipelago Learning, Inc. (a)	647	6,237
Ascent Capital Group, Inc. - Class A (a)	30,046	1,445,513
Cambium Learning Group, Inc. (a)	3,420	10,807
Carriage Services, Inc.	717	4,094
China Education Alliance, Inc. (a)	91,230	94,879
Collectors Universe, Inc.	3,538	55,334
Corinthian Colleges, Inc. (a) (b)	150,546	626,271
DeVry, Inc.	5,937	368,925
Hillenbrand, Inc.	4,891	107,064
ITT Educational Services, Inc. (a)	14,822	1,269,801
Learning Tree International, Inc.	756	7,583
Lincoln Educational Services Corporation	48,935	874,958

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Diversified Consumer Services - 0.5% (Continued)
National American University Holdings, Inc.	3,213	$32,933
Service Corporation International	5,886	61,627
Steiner Leisure Ltd. (a) (b)	16,800	816,816
StoneMor Partners, L.P. (b)	29,897	838,312
Strayer Education, Inc.	400	48,660
Universal Technical Institute, Inc. (a)	18,371	317,818
Weight Watchers International, Inc.	1,100	84,909
		9,176,554
Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc. (a) (b)	30,589	472,600
Ambassadors Group, Inc.	46	392
Ameristar Casinos, Inc. (b)	110,172	2,445,818
Arcos Dorados Holdings, Inc. - Class A (b)	36,910	865,909
Asia Entertainment & Resources Ltd. (a) (b)	76,681	702,398
Bally Technologies, Inc. (a)	11,834	466,615
Benihana, Inc. (a)	36,382	335,442
Biglari Holdings, Inc. (a) (b)	1,928	709,832
Bob Evans Farms, Inc. (b)	58,412	2,017,550
Bravo Brio Restaurant Group, Inc. (a) (b)	55,255	1,234,949
Brinker International, Inc.	1,200	28,824
Buffalo Wild Wings, Inc. (a)	49,966	3,174,340
Caribou Coffee Company, Inc. (a) (b)	188,514	2,490,270
Carrols Restaurant Group, Inc. (a) (b)	81,916	805,234
CEC Entertainment, Inc. (b)	22,148	857,128
Cedar Fair, L.P. (b)	27,563	549,606
Cheesecake Factory, Inc. (The) (a)	3,240	93,409
Choice Hotels International, Inc.	3,590	109,459
Churchill Downs, Inc. (b)	37,670	1,654,843
Cracker Barrel Old Country Store, Inc.	5,190	234,121
DineEquity, Inc. (a)	31	1,615
Einstein Noah Restaurant Group, Inc. (b)	29,959	469,757
Frisch's Restaurants, Inc.	692	14,594
Full House Resorts, Inc. (a)	4,676	14,776
Gaylord Entertainment Company (a)	100	2,934
Hyatt Hotels Corporation - Class A (a)	1,298	50,349
International Speedway Corporation - Class A	38,281	1,070,720
Interval Leisure Group, Inc. (a) (b)	111,502	1,432,801
Isle of Capri Casinos, Inc. (a) (b)	64,131	543,831
Jack in the Box, Inc. (a) (b)	39,641	900,643
Jamba, Inc. (a)	125,793	254,102
Krispy Kreme Doughnuts, Inc. (a) (b)	395,145	3,232,286
Life Time Fitness, Inc. (a) (b)	138,924	5,801,466
Luby's, Inc. (a)	47,342	258,961
Marcus Corporation (b)	74,206	718,314
McCormick & Schmick's Seafood Restaurants, Inc. (a) (b)	39,131	345,918
Morgans Hotel Group Company (a)	2,985	21,373
Morton's Restaurant Group, Inc. (a)	1,380	9,563
MTR Gaming Group, Inc. (a)	100	295

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Hotels, Restaurants & Leisure - 2.4% (Continued)
Multimedia Games Holding Company, Inc. (a) (b)	5,523	$23,970
Nevada Gold & Casinos, Inc. (a)	100	164
Orient-Express Hotels Ltd. - Class A (a) (b)	62,182	614,980
Panera Bread Company - Class A (a)	300	34,593
Papa John's International, Inc. (a) (b)	56,580	1,765,862
Penn National Gaming, Inc. (a)	11,100	465,423
Red Lion Hotels Corporation (a)	113	853
Rick's Cabaret International, Inc. (a) (b)	32,993	270,543
Ruby Tuesday, Inc. (a)	147,373	1,339,621
Ruth's Hospitality Group, Inc. (a)	219,897	1,264,408
Scientific Games Corporation (a) (b)	96,907	885,730
Shuffle Master, Inc. (a) (b)	89,353	832,770
Six Flags Entertainment Corporation	774	27,253
Sonic Corporation (a) (b)	121,461	1,299,633
Town Sports International Holdings, Inc. (a) (b)	99,680	911,075
Vail Resorts, Inc.	798	36,508
Wendy's Company (The) (b)	400,162	2,108,854
WMS Industries, Inc. (a)	24,420	673,259
		46,948,536
Household Durables - 0.7%
Bassett Furniture Industries, Inc.	1,069	8,445
Blyth, Inc. (b)	77,157	4,880,952
Brookfield Residential Properties, Inc. (a)	40,439	403,177
Cavco Industries, Inc. (a)	32	1,362
Fortune Brands, Inc.	2,600	156,546
Furniture Brands International, Inc. (a)	909	3,663
Harman International Industries, Inc. (b)	48,172	2,003,955
Helen of Troy Ltd. (a) (b)	40,757	1,314,413
Hooker Furniture Corporation	6,028	54,373
Kid Brands, Inc. (a) (b)	87,394	401,139
Koss Corporation	200	1,236
La-Z-Boy, Inc. (a) (b)	184,234	1,615,732
Lennar Corporation - Class A	1,057	18,698
Libbey, Inc. (a)	4,239	65,577
Lifetime Brands, Inc.	4,264	46,904
M/I Homes, Inc. (a) (b)	9,397	106,186
MDC Holdings, Inc.	5,053	114,248
Meritage Homes Corporation (a)	7,223	157,823
Mohawk Industries, Inc. (a)	4,700	244,541
Newell Rubbermaid, Inc.	13,300	206,416
NIVS IntelliMedia Technology Group, Inc. (a) (b)	245,517	78,566
Ryland Group, Inc. (The)	11,494	169,307
Skullcandy, Inc. (a)	4,650	89,652
SodaStream International Ltd. (a)	4,104	301,028
Standard Pacific Corporation (a)	399,098	1,141,420
Stanley Furniture Company, Inc. (a)	1,487	6,141
Tempur-Pedic International, Inc. (a)	300	21,603
Tupperware Brands Corporation	300	18,747
		13,631,850

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.COM, Inc. - Class A (a)	168,009	$505,707
Gaiam, Inc. - Class A	1,850	7,992
Geeknet, Inc. (a) (b)	50,400	1,241,856
Liberty Media Corporation - Interactive - Series A (a)	168,200	2,760,162
Orbitz Worldwide, Inc. (a) (b)	596,237	1,943,733
Shutterfly, Inc. (a)	1,397	75,997
U.S. Auto Parts Network, Inc. (a)	3,059	22,912
ValueVision Media, Inc. (a) (b)	287,152	2,150,768
Vitacost.com, Inc. (a)	44,953	238,251
		8,947,378
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a) (b)	97,502	1,606,833
Black Diamond, Inc. (a)	27,023	227,264
Hasbro, Inc.	74,221	2,936,183
Johnson Outdoors, Inc. - Class A (a)	470	8,380
LeapFrog Enterprises, Inc. (a) (b)	247,567	965,511
Nautilus, Inc. (a)	1,500	2,820
Smith & Wesson Holding Corporation (a) (b)	426,941	1,434,522
Steinway Musical Instruments, Inc. (a)	70	2,029
Summer Infant, Inc. (a)	218	1,877
		7,185,419
Media - 2.2%
A.H. Belo Corporation - Class A	14,678	93,939
AMC Networks, Inc. - Class A (a)	8,500	316,115
Arbitron, Inc. (b)	80,219	3,138,167
Ballantyne Strong, Inc. (a)	49,732	189,976
Cablevision Systems Corporation - Class A	6,200	151,032
Carmike Cinemas, Inc. (a)	109	677
Central European Media Enterprises Ltd. (a) (b)	97	1,855
Cinemark Holdings, Inc. (b)	168,098	3,276,230
Clear Channel Outdoor Holdings, Inc. (a) (b)	38,725	455,019
Crown Media Holdings, Inc. - Class A (a)	645	1,097
CTC Media, Inc.	23,210	488,803
Dex One Corporation (a) (b)	636,807	1,286,350
Discovery Communications, Inc. - Class C (a) (b)	23,700	853,911
E.W. Scripps Company (The) - Class A (a)	200,513	1,728,422
Entravision Communications Corporation - Class A (a)	1,328	2,563
Fisher Communications, Inc. (a) (b)	27,866	817,031
Global Sources Ltd. (a)	30,686	282,618
Global Traffic Network, Inc. (a) (b)	140,888	1,661,070
Gray Television, Inc. (a)	97,791	237,632
Harte-Hanks, Inc. (b)	185,808	1,518,051
IMAX Corporation (a)	101,200	1,918,752
Insignia Systems, Inc.	24,006	90,983
interclick, inc. (a) (b)	330,255	2,367,928
John Wiley & Sons, Inc. - Class A	1,200	60,072
Knology, Inc. (a) (b)	58,803	807,365
Lamar Advertising Company - Class A (a) (b)	76,133	1,938,346
Liberty Media Corporation - Capital - Series A (a)	3,690	294,499

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Media - 2.2% (Continued)
Liberty Media, LLC - Starz Entertainment - Series A (a)	9,700	$744,572
LIN TV Corporation - Class A (a) (b)	163,834	671,719
Lions Gate Entertainment Corporation (a) (b)	245,668	1,744,243
Live Nation Entertainment, Inc. (a) (b)	38,830	431,013
Madison Square Garden Company (The) - Class A (a) (b)	69,507	1,841,936
MDC Partners, Inc. (b)	66,182	1,321,655
Morningstar, Inc.	1,408	87,803
National CineMedia, Inc. (b)	120,081	1,768,793
Nexstar Broadcasting Group, Inc. (a)	21,742	190,460
Outdoor Channel Holdings, Inc. (a)	1,305	8,678
Radio One, Inc. - Class D (a)	3,769	5,390
Reading International, Inc. (a)	2,625	11,419
Regal Entertainment Group	139,719	1,787,006
Rentrak Corporation (a)	19,737	326,450
Saga Communications, Inc. - Class A (a)	2,651	86,211
Scripps Networks Interactive, Inc. - Class A (b)	23,522	1,090,009
Sinclair Broadcast Group, Inc. - Class A (b)	128,584	1,274,267
Sirius XM Radio, Inc. (a) (b)	1,554,913	3,280,866
Thomson Reuters Corporation (b)	25,000	860,750
Value Line, Inc.	12	129
World Wrestling Entertainment, Inc.	6,300	63,441
		41,575,313
Multiline Retail - 0.0%
Dollar General Corporation (a)	4,000	125,840
Gordmans Stores, Inc. (a) (b)	31,794	570,066
		695,906
Specialty Retail - 3.0%
Aaron's, Inc. (b)	59,652	1,503,827
America's Car-Mart, Inc. (a) (b)	84,193	2,849,091
Asbury Automotive Group, Inc. (a)	206,320	4,442,070
Ascena Retail Group, Inc. (a)	26,300	850,016
AutoNation, Inc. (a)	400	15,044
Barnes & Noble, Inc.	30,736	534,806
bebe stores, inc. (b)	523,310	3,877,727
Big 5 Sporting Goods Corporation (b)	89,496	738,342
Body Central Corporation (a) (b)	38,092	818,597
Borders Group, Inc. (a)	2,400	50
Cabela's, Inc. (a)	79	2,161
Cache, Inc. (a)	200	1,160
Casual Male Retail Group, Inc. (a)	20,704	87,164
Cato Corporation (The) - Class A (b)	56,998	1,585,684
Charming Shoppes, Inc. (a) (b)	400,807	1,643,309
Chico's FAS, Inc.	536	8,088
China Auto Logistics, Inc. (a)	300	429
Christopher & Banks Corporation (b)	15,527	97,820
Citi Trends, Inc. (a) (b)	46,308	649,701
Coldwater Creek, Inc. (a) (b)	782,220	985,597
Destination Maternity Corporation (b)	74,489	1,223,109
Dick's Sporting Goods, Inc. (a)	800	29,600

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Specialty Retail - 3.0% (Continued)
Dreams, Inc. (a)	2,997	$7,882
DSW, Inc. - Class A (a)	9,392	497,593
Express, Inc.	55,927	1,255,002
Finish Line, Inc. (The) - Class A (b)	16,255	346,232
Foot Locker, Inc.	1,596	34,681
GameStop Corporation - Class A (a)	1,065	25,113
Genesco, Inc. (a)	13,087	677,907
Group 1 Automotive, Inc.	72,986	3,476,323
Hibbett Sports, Inc. (a) (b)	44,021	1,727,384
Hot Topic, Inc. (b)	146,609	1,095,169
Kirkland's, Inc. (a) (b)	59,500	642,005
Lithia Motors, Inc. (b)	77,918	1,608,228
Men's Wearhouse, Inc. (The) (b)	31,543	1,034,295
Midas, Inc. (a)	7,456	40,710
New York & Company, Inc. (a) (b)	380,735	2,078,813
Office Depot, Inc. (a) (b)	676	2,555
O'Reilly Automotive, Inc. (a)	900	53,550
Penske Automotive Group, Inc.	53,707	1,188,536
Pier 1 Imports, Inc. (a) (b)	62,643	688,447
Rent-A-Center, Inc. (b)	28,313	765,867
Sally Beauty Holdings, Inc. (a) (b)	104,256	1,793,203
Select Comfort Corporation (a) (b)	193,428	3,253,459
Shoe Carnival, Inc. (a) (b)	120,668	3,811,902
Signet Jewelers Ltd. (a)	8,100	347,004
Sonic Automotive, Inc. - Class A	140,425	2,200,460
Stein Mart, Inc. (b)	181,672	1,725,884
Syms Corp (a)	18,119	189,162
Systemax, Inc. (a) (b)	42,090	685,646
Talbots, Inc. (The) (a)	65	225
TravelCenters of America, Inc. (a) (b)	259,631	1,363,063
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	16,600	1,046,298
Vitamin Shoppe, Inc. (a)	15,660	682,150
Williams-Sonoma, Inc.	600	22,212
Winmark Corporation	1,862	84,181
Zale Corporation (a) (b)	231,442	1,298,390
		57,692,923
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc. (a)	27,100	907,850
CROCS, Inc. (a)	5,200	162,916
Culp, Inc. (a)	5,463	48,621
Deckers Outdoor Corporation (a)	15,400	1,528,450
Delta Apparel, Inc. (a)	511	10,051
Fossil, Inc. (a)	200	25,134
Fuqi International, Inc. (a) (b)	131,386	437,515
G-III Apparel Group Ltd. (a) (b)	48,453	1,495,744
Gildan Activewear, Inc. - Class A	17,200	516,000
Joe's Jeans, Inc. (a)	69,899	56,625
Jones Group, Inc. (The)	18,676	241,668
Kenneth Cole Productions, Inc. (a)	4,017	51,257

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Discretionary - 12.0% (Continued)
Textiles, Apparel & Luxury Goods - 1.4% (Continued)
Kingold Jewelry, Inc. (a)	12,436	$18,530
Lacrosse Footwear, Inc.	55	765
LJ International, Inc. (a) (b)	83,177	256,185
Lululemon Athletica, Inc. (a)	912	55,213
Maidenform Brands, Inc. (a)	29,556	764,023
Oxford Industries, Inc.	51,516	2,018,397
Perry Ellis International, Inc. (a) (b)	17,854	417,248
Quiksilver, Inc. (a) (b)	682,058	3,587,625
R.G. Barry Corporation	939	10,676
Rocky Brands, Inc. (a)	16,412	208,925
Steven Madden Ltd. (a) (b)	34,422	1,311,459
Timberland Company (The) (a) (b)	191,227	8,182,603
True Religion Apparel, Inc. (a) (b)	31,613	1,065,042
Unifi, Inc. (a) (b)	40,441	518,858
Vera Bradley, Inc. (a)	7,900	286,533
Warnaco Group, Inc. (The) (a)	2,900	154,570
Wolverine World Wide, Inc. (b)	41,997	1,590,426
		25,928,909
Consumer Staples - 2.7%
Beverages - 0.3%
Boston Beer Company, Inc. (The) - Class A (a)	847	76,357
Brown-Forman Corporation - Class B	1,000	73,560
Central European Distribution Corporation (a)	35,833	346,863
Coca-Cola Bottling Company Consolidated (b)	32,036	2,066,963
Cott Corporation (a) (b)	190,649	1,580,480
Craft Brewers Alliance, Inc. (a)	51,537	401,473
Dr Pepper Snapple Group, Inc.	2,500	94,400
Heckmann Corporation (a) (b)	249,331	1,503,466
Jones Soda Company (a)	80	81
MGP Ingredients, Inc.	400	3,148
National Beverage Corporation	893	13,199
		6,159,990
Food & Staples Retailing - 1.0%
Arden Group, Inc. - Class A	39	3,462
BJ's Wholesale Club, Inc. (a)	31,731	1,597,656
Casey's General Stores, Inc.	4,086	183,870
Fresh Market, Inc. (The) (a) (b)	88,975	3,161,282
Ingles Markets, Inc. - Class A (b)	11,890	183,106
Pantry, Inc. (The) (a)	19,016	338,865
Pizza Inn, Inc. (a)	300	864
PriceSmart, Inc. (b)	36,276	2,122,871
Rite Aid Corporation (a) (b)	374,446	486,780
Ruddick Corporation	17,331	726,169
Spartan Stores, Inc.	24,339	429,827
SUPERVALU, Inc.	518,404	4,458,274
Susser Holdings Corporation (a) (b)	77,786	1,268,690
Village Super Market, Inc. - Class A	25	672
Winn-Dixie Stores, Inc. (a) (b)	357,473	3,210,107
		18,172,495

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Staples - 2.7% (Continued)
Food Products - 0.7%
Adecoagro, S.A. (a)	17,915	$203,335
AgFeed Industries, Inc. (a)	168	321
Alico, Inc.	234	5,712
B&G Foods, Inc.	15,102	283,767
Campbell Soup Company	2,800	92,540
China Marine Food Group Ltd. (a)	171	505
Corn Products International, Inc.	1,200	61,068
Darling International, Inc. (a)	30,375	512,730
Dean Foods Company (a) (b)	71,900	792,338
Farmer Brothers Company	5,960	46,667
Fresh Del Monte Produce, Inc. (b)	46,315	1,135,181
General Mills, Inc.	80,451	3,004,845
Griffin Land & Nurseries, Inc.	100	2,791
Hain Celestial Group, Inc. (The) (a)	14,086	455,400
Harbinger Group, Inc. (a)	35,726	189,705
Hormel Foods Corporation	200	5,794
HQ Sustainable Maritime Industries, Inc. (a)	1,421	298
Imperial Sugar Company	12,654	292,054
J & J Snack Foods Corporation	2,157	111,495
J.M. Smucker Company (The)	400	31,168
Omega Protein Corporation (a) (b)	157,102	1,904,076
Origin Agritech Ltd. (a) (b)	197,902	831,188
Pilgrim's Pride Corporation (a) (b)	183,157	879,154
Ralcorp Holdings, Inc. (a)	800	69,200
Reddy Ice Holdings, Inc. (a)	866	2,589
Sara Lee Corporation	6,400	122,304
Seneca Foods Corporation - Class A (a)	4,919	127,402
Smart Balance, Inc. (a)	109,125	517,253
Snyder's-Lance, Inc. (b)	16,662	340,071
SunOpta, Inc. (a) (b)	78,208	460,645
TreeHouse Foods, Inc. (a)	7,500	387,300
Westway Group, Inc. (a)	1,317	6,388
Yuhe International, Inc. (a)	136	170
		12,875,454
Household Products - 0.2%
Church & Dwight Company, Inc.	24,159	974,574
Clorox Co. (The)	17,600	1,259,984
Oil-Dri Corporation of America	200	4,138
Spectrum Brands Holdings, Inc. (a)	15,458	412,729
WD-40 Company (b)	16,758	734,000
		3,385,425
Personal Products - 0.5%
American Oriental Bioengineering, Inc. (a)	266,939	320,327
Elizabeth Arden, Inc. (a) (b)	61,514	1,981,981
Inter Parfums, Inc. (b)	136,472	2,734,899
Natural Alternatives International, Inc. (a)	3,562	17,133
Nature's Sunshine Products, Inc. (a)	56,824	948,393
Nu Skin Enterprises, Inc. - Class A (b)	1,435	53,870
Nutraceutical International Corporation (a)	1,428	21,134

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Consumer Staples - 2.7% (Continued)
Personal Products - 0.5% (Continued)
Prestige Brands Holdings, Inc. (a) (b)	31,133	$380,445
Reliv' International, Inc.	1,800	3,222
Revlon, Inc. (a) (b)	203,472	3,426,468
Schiff Nutrition International, Inc. (b)	39,817	460,683
		10,348,555
Tobacco - 0.0%
Universal Corporation (b)	22,412	822,969

Energy - 9.2%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	55,430	2,588,581
Basic Energy Services, Inc. (a)	78,519	2,543,230
Cal Dive International, Inc. (a)	292,197	1,630,459
CARBO Ceramics, Inc.	200	31,214
Complete Production Services, Inc. (a)	98,650	3,835,512
Compressco Partners, L.P.	17	321
Core Laboratories N.V.	3,900	423,852
Dawson Geophysical Company (a)	18,473	733,193
Dresser-Rand Group, Inc. (a)	7,512	401,291
Dril-Quip, Inc. (a) (b)	3,494	246,362
Exterran Holdings, Inc. (a)	104,241	1,926,374
Exterran Partners, L.P. (b)	31,892	755,840
FMC Technologies, Inc. (a)	2,300	104,880
Geokinetics, Inc. (a)	6,173	38,581
Global Geophysical Services, Inc. (a) (b)	153,104	2,611,954
Global Industries Ltd. (a)	300,507	1,541,601
Gulf Island Fabrication, Inc.	13,588	470,145
Gulfmark Offshore, Inc. - Class A (a)	42,812	2,086,657
Helix Energy Solutions Group, Inc. (a)	284,581	5,572,096
Hercules Offshore, Inc. (a)	88,633	416,575
Hornbeck Offshore Services, Inc. (a)	45,478	1,266,108
Key Energy Services, Inc. (a) (b)	192,524	3,752,293
Lufkin Industries, Inc.	400	32,592
Matrix Service Company (a) (b)	70,191	978,463
Mitcham Industries, Inc. (a) (b)	25,386	461,010
Newpark Resources, Inc. (a)	103,124	958,022
Noble Corporation (a)	200	7,374
North American Energy Partners, Inc. (a) (b)	275,216	1,673,313
Oil States International, Inc. (a)	2,000	161,400
OYO Geospace Corporation (a)	1,748	177,300
Parker Drilling Company (a) (b)	170,368	1,080,133
Patterson-UTI Energy, Inc.	500	16,265
PHI, Inc. (a)	12	258
Pioneer Drilling Company (a)	248,493	4,042,981
Precision Drilling Corporation (a)	28,300	487,609
RigNet, Inc. (a)	3,137	54,239
SEACOR Holdings, Inc. (b)	5,596	561,615
Superior Energy Services, Inc. (a) (b)	70,810	2,937,907
Tesco Corporation (a) (b)	114,056	2,424,831

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Energy - 9.2% (Continued)
Energy Equipment & Services - 2.9% (Continued)
TETRA Technologies, Inc. (a) (b)	79,468	$1,022,753
TGC Industries, Inc. (a) (b)	90,232	664,107
Transocean Ltd.	100	6,156
Union Drilling, Inc. (a) (b)	186,654	2,081,192
Unit Corporation (a) (b)	22,101	1,326,281
Vantage Drilling Company (a) (b)	374,895	611,079
Willbros Group, Inc. (a) (b)	45,075	414,690
		55,158,689
Oil, Gas & Consumable Fuels - 6.3%
Abraxas Petroleum Corporation (a)	415,176	1,905,658
Adams Resources & Energy, Inc.	503	12,977
Advantage Oil & Gas Ltd. (a)	58,380	405,741
Alliance Resource Partners, L.P.	800	61,448
Alon USA Energy, Inc. (b)	132,653	1,613,060
Andatee China Marine Fuel Services Corporation (a)	213	530
Apco Oil and Gas International, Inc.	10	881
Atlas Energy, L.P.	18,243	456,257
Baytex Energy Corporation (b)	16,601	925,838
Berry Petroleum Company - Class A	108,536	6,224,540
Bill Barrett Corporation (a)	68,300	3,398,608
BMB Munai, Inc. (a)	3,952	3,846
Boardwalk Pipeline Partners, L.P. (b)	15,063	428,693
BP Prudhoe Bay Royalty Trust	392	43,908
BreitBurn Energy Partners, L.P. (b)	47,553	890,192
Brigham Exploration Company (a)	1,300	41,340
Buckeye Partners, L.P.	424	26,687
Cabot Oil & Gas Corporation	400	29,632
Callon Petroleum Company (a) (b)	176,731	1,231,815
Calumet Specialty Products Partners, L.P. (b)	41,372	918,458
CAMAC Energy, Inc. (a) (b)	370,126	433,047
Cameco Corporation	8,100	215,136
Capital Product Partners, L.P. (b)	64,359	518,734
Carrizo Oil & Gas, Inc. (a)	8,846	339,686
Chesapeake Midstream Partners, L.P.	2,200	60,764
Clean Energy Fuels Corporation (a)	247,683	3,965,405
Cloud Peak Energy, Inc. (a)	27,092	604,152
Cobalt International Energy, Inc. (a)	12,600	155,232
Comstock Resources, Inc. (a)	112,379	3,584,890
Concho Resources, Inc. (a)	300	28,074
Constellation Energy Partners, LLC (a)	2,050	6,580
Contango Oil & Gas Company (a)	11,543	728,132
Crestwood Midstream Partners, L.P. (b)	34,973	913,145
Crimson Exploration, Inc. (a) (b)	218,315	687,692
Cross Timbers Royalty Trust	6,024	260,297
Crosstex Energy, Inc. (b)	271,269	3,960,527
Crosstex Energy, L.P. (b)	55,065	940,510
Crude Carriers Corporation (b)	45,360	522,547
CVR Energy, Inc. (a)	75,700	2,032,545
Delek US Holdings, Inc. (b)	128,316	2,132,612

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Energy - 9.2% (Continued)
Oil, Gas & Consumable Fuels - 6.3% (Continued)
Delta Petroleum Corporation (a)	44,179	$191,295
Denbury Resources, Inc. (a)	3,500	67,620
Denison Mines Corporation (a) (b)	1,947,824	4,109,909
Dorchester Minerals, L.P. (b)	26,950	705,820
Double Eagle Petroleum Company (a)	634	6,835
Duncan Energy Partners, L.P.	600	25,110
Eagle Rock Energy Partners, L.P. (b)	110,423	1,243,363
El Paso Pipeline Partners, L.P.	600	21,108
Enbridge Energy Management, LLC (a)	1	2
Enbridge, Inc.	8,499	279,532
Encore Energy Partners, L.P. (b)	46,805	1,027,370
Endeavour International Corporation (a) (b)	96,065	1,204,655
Energen Corporation (b)	2,810	165,256
Energy Partners Ltd. (a)	96,527	1,641,924
Energy Transfer Partners, L.P.	400	18,768
Equal Energy Ltd. (a)	36,434	229,899
EV Energy Partners, L.P.	11,500	809,370
EXCO Resources, Inc.	4,700	74,777
Forest Oil Corporation (a)	6,291	163,566
Gastar Exploration Ltd. (a) (b)	128,589	610,798
Genesis Energy, L.P.	10,487	271,404
GeoMet, Inc. (a)	1,636	1,816
Gevo, Inc. (a)	9,960	164,639
Global Partners, L.P. (b)	139,584	3,045,723
GMX Resources, Inc. (a) (b)	498,496	2,417,706
Golar LNG Ltd. (b)	35,336	1,347,362
Golar LNG Partners, L.P. (a) (b)	57,820	1,661,747
Gulfport Energy Corporation (a) (b)	131,086	4,779,396
Holly Energy Partners, L.P. (b)	19,197	1,025,504
HollyFrontier Corporation	2,523	190,209
Imperial Oil Ltd.	6,300	277,389
Ivanhoe Energy, Inc. (a) (b)	1,330,521	2,235,275
Kinder Morgan, Inc.	22,726	641,555
Kodiak Oil & Gas Corporation (a)	114	774
Legacy Reserves, L.P.	10,405	289,311
Magellan Midstream Partners, L.P.	5,200	306,904
Magellan Petroleum Corporation (a)	2,228	3,966
Marathon Oil Corporation	7,700	238,469
Martin Midstream Partners, L.P. (b)	28,809	1,105,689
McMoRan Exploration Company (a)	103,906	1,749,777
Miller Energy Resources, Inc. (a)	44,554	196,483
Natural Resource Partners, L.P.	4,925	154,103
Niska Gas Storage Partners, LLC (b)	76,518	1,236,531
NuStar Energy, L.P.	800	50,408
Oxford Resource Partners, L.P. (b)	37,962	761,518
PAA Natural Gas Storage, L.P.	4,282	93,219
Panhandle Oil & Gas, Inc.	567	18,586
Patriot Coal Corporation (a)	200,035	3,782,662
Pengrowth Energy Corporation	8,000	103,600

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Energy - 9.2% (Continued)
Oil, Gas & Consumable Fuels - 6.3% (Continued)
Permian Basin Royalty Trust (b)	40,383	$887,618
Petrohawk Energy Corporation (a)	7,048	269,163
PetroQuest Energy, Inc. (a)	219,959	1,788,267
Pioneer Southwest Energy Partners, L.P. (b)	37,580	1,159,343
PostRock Energy Corporation (a)	25,993	151,799
Provident Energy Ltd. (b)	26,200	232,394
QR Energy, L.P. (b)	42,402	853,128
Quest Rare Minerals Ltd. (a)	94,831	518,726
Quicksilver Resources, Inc. (a) (b)	13,047	184,615
RAM Energy Resources, Inc. (a) (b)	92,032	91,112
Regency Energy Partners, L.P.	1,000	25,430
REX American Resources Corporation (a)	12,395	213,566
Rhino Resource Partners, L.P.	5,656	139,477
Rosetta Resources, Inc. (a)	37,600	1,946,552
Sabine Royalty Trust (b)	12,567	807,932
San Juan Basin Royalty Trust (b)	36,099	849,770
SandRidge Energy, Inc. (a)	2,775	31,968
SemGroup Corporation - Class A (a) (b)	12,789	297,728
Ship Finance International Ltd.	200	3,180
SM Energy Company	14,200	1,069,970
Solazyme, Inc. (a)	3,800	86,830
Southern Union Company (b)	84,849	3,648,507
Spectra Energy Partners, L.P.	11,738	349,088
Stone Energy Corporation (a)	117,279	3,806,876
Swift Energy Company (a) (b)	22,775	867,728
Syntroleum Corporation (a)	53,583	71,801
Targa Resources Corporation	2,300	77,648
Targa Resources Partners, L.P. (b)	23,605	812,720
Teekay Corporation	31,447	872,654
Teekay LNG Partners, L.P.	1,954	71,380
Teekay Offshore Partners, L.P.	3,612	103,339
Teekay Tankers Ltd. - Class A (b)	182,473	1,494,454
Tengasco, Inc. (a)	54,741	43,245
Tesoro Logistics, L.P.	142	3,493
Toreador Resources Corporation (a) (b)	337,606	1,262,646
TransAtlantic Petroleum Ltd. (a) (b)	1,712,897	2,363,798
TransCanada Corporation	12,700	532,765
TransGlobe Energy Corporation (a) (b)	83,836	897,884
TransMontaigne Partners, L.P. (b)	24,709	861,109
Triangle Petroleum Corporation (a) (b)	141,467	1,055,344
Tsakos Energy Navigation Ltd. (b)	78,676	712,805
Uranium Resources, Inc. (a)	775	1,124
Ur-Energy, Inc. (a) (b)	247,221	412,859
VAALCO Energy, Inc. (a) (b)	51,705	344,355
Vanguard Natural Resources, LLC (b)	27,044	825,653
Venoco, Inc. (a) (b)	155,425	1,975,452
Voyager Oil & Gas, Inc. (a)	201,739	641,530
Warren Resources, Inc. (a)	86,008	350,053
Western Refining, Inc. (a)	101,492	2,073,482

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Energy - 9.2% (Continued)
Oil, Gas & Consumable Fuels - 6.3% (Continued)
Westmoreland Coal Company (a) (b)	55,038	$845,934
		120,446,812
Financials - 15.0%
Capital Markets - 1.8%
AllianceBernstein Holding, L.P.	33,428	568,276
American Capital Ltd. (a)	15,385	148,773
Ares Capital Corporation	10,300	166,242
Arlington Asset Investment Corporation	2,452	68,852
Artio Global Investors, Inc. (b)	83,500	918,500
BGC Partners, Inc. - Class A (b)	50,264	411,662
Blackstone Group, L.P. (The)	7,200	119,592
Calamos Asset Management, Inc. - Class A (b)	57,429	782,183
Capital Southwest Corporation	742	69,681
CIFC Corporation (a)	677	4,313
Cohen & Steers, Inc.	47,710	1,885,976
Deutsche Bank A.G.	6,803	373,961
Diamond Hill Investment Group, Inc.	1,654	128,466
Duff & Phelps Corporation	39,323	447,889
E*TRADE Financial Corporation (a)	15,400	244,552
Edelman Financial Group, Inc.	179	1,366
Ellington Financial, LLC (b)	35,055	688,130
Epoch Holding Corporation	6,706	130,096
Evercore Partners, Inc. - Class A	20,218	574,798
Fifth Street Finance Corporation	960	10,099
Fortress Investment Group, LLC - Class A (a) (b)	345,863	1,552,925
Full Circle Capital Corporation	408	3,199
GFI Group, Inc. (b)	116,088	527,040
Gladstone Capital Corporation	6,213	55,917
Gladstone Investment Corporation	40,193	282,155
Gleacher & Company, Inc. (a) (b)	231,359	395,624
Golub Capital BDC, Inc. (b)	85,138	1,332,410
Greenhill & Company	34,314	1,511,189
Harris & Harris Group, Inc. (a)	176,644	900,884
Hercules Technology Growth Capital, Inc.	33,249	312,541
HFF, Inc. - Class A (a) (b)	121,147	1,829,320
Horizon Technology Finance Corporation	27,424	420,136
ICG Group, Inc. (a) (b)	56,840	628,082
Investment Technology Group, Inc. (a)	49	596
Janus Capital Group, Inc.	82,410	695,540
KBW, Inc.	20,454	349,763
KKR & Company, L.P.	5,500	80,575
Knight Capital Group, Inc. - Class A (a)	51,424	581,605
Kohlberg Capital Corporation (b)	136,995	976,774
Ladenburg Thalmann Financial Services, Inc. (a)	2,966	4,063
Lazard Ltd. - Class A	500	16,800
MCG Capital Corporation (b)	308,675	1,719,320
Medley Capital Corporation	395	4,069
MVC Capital, Inc.	8,388	104,934
NGP Capital Resources Company	11,983	94,306

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Capital Markets - 1.8% (Continued)
Och-Ziff Capital Management Group, LLC (b)	137,097	$1,694,519
Oppenheimer Holdings, Inc.	4,713	121,972
optionsXpress Holdings, Inc. (b)	62,930	950,243
PennantPark Floating Rate Capital Ltd.	3,900	46,566
PennantPark Investment Corporation	129,481	1,375,088
Piper Jaffray Companies, Inc. (a) (b)	29,550	871,134
Prospect Capital Corporation	14,044	130,609
Pzena Investment Management, Inc. - Class A	8,443	50,151
SEI Investments Company	44	870
Solar Capital Ltd. (b)	69,038	1,590,636
Solar Senior Capital Ltd.	15,765	281,878
SWS Group, Inc.	53,683	292,572
THL Credit, Inc.	2,684	33,657
TICC Capital Corporation (b)	59,687	535,989
Triangle Capital Corporation	4,208	72,336
U.S. Global Investors, Inc.	461	3,458
Virtus Investment Partners, Inc. (a) (b)	23,426	1,840,347
Waddell & Reed Financial, Inc. - Class A	49,099	1,801,933
Westwood Holdings Group, Inc.	1,051	39,602
		33,856,734
Commercial Banks - 2.5%
1st Source Corporation	4,494	103,587
1st United Bancorp, Inc. (a)	27,939	165,678
ACNB Corporation	200	3,092
AmeriServ Financial, Inc. (a)	100	221
Ames National Corporation	4	70
Arrow Financial Corporation	885	21,328
Associated Banc-Corp (b)	176,147	2,404,407
BancFirst Corporation	4,229	161,294
Bancorp Rhode Island, Inc.	1,008	44,221
Bancorp, Inc. (The) (a) (b)	40,469	364,221
Bank of Kentucky Financial Corporation	4,320	103,162
Bank of Marin Bancorp	902	34,736
Bank of Montreal	1	17
Banner Corporation (b)	43,207	800,194
Bridge Capital Holdings (a)	1,769	19,848
Bryn Mawr Bank Corporation	26,890	541,027
Canadian Imperial Bank of Commerce	3,600	274,464
Capital Bank Corporation (a)	7,851	23,396
CapitalSource, Inc. (b)	402,776	2,601,933
Cardinal Financial Corporation (b)	41,767	448,160
Center Bancorporation, Inc.	177	1,777
Center Financial Corporation (a) (b)	88,008	542,129
Century Bancorp, Inc. - Class A	32	865
Chemical Financial Corporation	6,217	117,936
Citizens Republic Bancorp, Inc. (a)	30	276
CNB Financial Corporation	54	746
Comerica, Inc.	3,944	126,322
Commerce Bancshares, Inc. (b)	91,828	3,756,683

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Commercial Banks - 2.5% (Continued)
Community Trust Bancorp, Inc.	933	$25,303
Credicorp Ltd.	2,282	222,951
Cullen/Frost Bankers, Inc.	5,900	317,892
East West Bancorp, Inc. (b)	120,605	2,238,429
Eastern Virginia Bankshares, Inc.	200	610
Enterprise Bancorp, Inc.	941	15,047
Enterprise Financial Services Corporation	4,051	56,511
Farmers Capital Bank Corporation (a)	3	16
Financial Institutions, Inc.	27,501	461,192
First BanCorp (North Carolina)	5,697	56,115
First Bancorp, Inc.	654	9,633
First Commonwealth Financial Corporation	21,404	110,017
First Connecticut Bancorp, Inc. (a)	700	7,784
First Financial Bancorporation	6,035	96,620
First Financial Corporation	1,469	48,609
First Horizon National Corporation	17,908	160,993
First Interstate BancSystem, Inc.	13,955	186,718
First Merchants Corporation	14,913	133,471
First of Long Island Corporation (The)	11	292
First Republic Bank (a) (b)	7,070	200,222
First South Bancorp, Inc.	341	1,483
FirstMerit Corporation	5,400	78,894
Fulton Financial Corporation (b)	63,502	644,545
German American Bancorp, Inc.	466	7,815
Glacier Bancorp, Inc.	64,919	853,036
Hampton Roads Bankshares, Inc. (a)	9,411	68,606
Hancock Holding Company	17,460	575,307
Hanmi Financial Corporation (a) (b)	417,642	442,701
Heartland Financial USA, Inc.	175	2,809
Heritage Commerce Corporation (a)	460	2,295
Home BancShares, Inc. (b)	1,086	25,597
Hudson Valley Holding Corporation	2,286	49,103
Huntington Bancshares, Inc.	500,417	3,025,021
Lakeland Financial Corporation	15,700	354,035
MainSource Financial Group, Inc.	2,005	18,526
MB Financial, Inc.	117,242	2,367,116
Merchants Bancshares, Inc.	100	2,644
Metro Bancorporation, Inc. (a)	665	7,628
Middleburg Financial Corporation	2,136	30,694
MidWestOne Financial Group, Inc.	344	5,026
National Penn Bancshares, Inc.	282,180	2,268,727
NBT Bancorp, Inc.	2,508	55,276
NewBridge Bancorp (a)	100	481
Old National Bancorp (b)	45,359	462,662
Old Point Financial Corporation	100	1,166
OmniAmerican Bancorp, Inc. (a)	297	4,348
Orrstown Financial Services, Inc.	142	2,685
Pacific Capital Bancorp (a) (b)	51,146	1,533,357
Pacific Mercantile Bancorp (a)	100	455

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Commercial Banks - 2.5% (Continued)
Park Sterling Corporation (a)	2,007	$9,413
Patriot National Bancorp (a)	6	13
Peapack-Gladstone Financial Corporation	579	6,496
Peoples Bancorp, Inc.	1,759	20,985
Popular, Inc. (a) (b)	1,469,124	3,525,898
PrivateBancorp, Inc. (b)	174,688	2,059,572
Republic Bancorp, Inc. - Class A	11,725	212,340
Rurban Financial Corporation (a)	500	1,550
Sandy Spring Bancorp, Inc.	639	11,419
Seacoast Banking Corporation of Florida (a)	3,684	5,821
Signature Bank Corporation (a)	4,096	242,319
Southwest Bancorp, Inc. (a)	29,690	184,078
State Bancorp, Inc.	26,386	343,018
State Bank Financial Corporation (a)	12,215	179,194
StellarOne Corporation	230	2,861
Sterling Bancorp	4,160	39,312
Summit Financial Group, Inc. (a)	200	634
Sun Bancorp, Inc. (a) (b)	299,334	933,922
Susquehanna Bancshares, Inc.	31,400	236,442
Synovus Financial Corporation (b)	1,035,611	1,895,168
TCF Financial Corporation	2	25
Tower Bancorp, Inc. (b)	38,775	1,027,150
Trustmark Corporation	80,944	1,763,770
UMB Financial Corporation	13	540
Umpqua Holdings Corporation	30,128	342,254
Union First Market Bankshares Corporation (b)	30,817	383,672
United Community Banks, Inc. (a)	20,073	219,398
Univest Corporation of Pennsylvania	15	223
Valley National Bancorp	11,019	144,900
Wells Fargo & Company	2,500	69,850
WesBanco, Inc.	3,500	71,925
West Bancorporation, Inc.	400	3,988
West Coast Bancorp (a) (b)	55,550	904,351
Westamerica Bancorporation	5,800	272,194
Wilshire Bancorp, Inc. (a)	846,032	2,791,906
Zions Bancorporation	600	13,140
		47,821,994
Consumer Finance - 0.6%
Advance America, Cash Advance Centers, Inc. (b)	329,350	2,321,917
Cash America International, Inc.	46,662	2,611,205
Credit Acceptance Corporation (a) (b)	19,625	1,556,459
EZCORP, Inc. - Class A (a) (b)	75,715	2,519,795
First Cash Financial Services, Inc. (a)	2,363	102,247
First Marblehead Corporation (The) (a)	7,700	12,705
Green Dot Corporation - Class A (a)	3,304	107,149
Imperial Holdings, Inc. (a)	3,842	37,152
Nelnet, Inc. - Class A (b)	121,892	2,457,343
NetSpend Holdings, Inc. (a) (b)	73,779	582,116

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Consumer Finance - 0.6% (Continued)
Nicholas Financial, Inc. (a)	1,779	$21,722
		12,329,810
Diversified Financial Services - 0.7%
Asta Funding, Inc.	2,484	19,549
CBOE Holdings, Inc. (b)	12,600	290,304
Citigroup, Inc.	60	2,301
Compass Diversified Holdings, Inc. (b)	140,699	2,106,264
Encore Capital Group, Inc. (a) (b)	137,395	3,757,753
Interactive Brokers Group, Inc. - Class A (b)	323,864	4,903,301
MarketAxess Holdings, Inc. (b)	61,039	1,594,949
Marlin Business Services Corporation (a)	1,540	19,219
MSCI, Inc. - Class A (a)	4,300	152,607
Primus Guaranty Ltd. (a)	1,068	6,739
Resource America, Inc. - Class A	2,274	13,349
Sprott Resource Lending Corporation (a)	50	85
Texas Pacific Land Trust	668	30,327
		12,896,747
Insurance - 3.3%
Allied World Assurance Company Holdings A.G. (b)	51,247	2,790,399
Alterra Capital Holdings Ltd. (b)	43,876	956,058
American Financial Group, Inc.	3,863	131,265
American International Group, Inc. (a)	3,604	103,435
American National Insurance Company (b)	18,845	1,412,244
American Safety Insurance Holdings Ltd. (a)	3,051	57,206
AMERISAFE, Inc. (a)	2,597	55,861
AmTrust Financial Services, Inc. (b)	42,911	996,393
Argo Group International Holdings Ltd. (b)	19,927	585,854
Arthur J. Gallagher & Company	46,052	1,294,982
Aspen Insurance Holdings Ltd. (b)	86,866	2,249,829
Axis Capital Holdings Ltd.	45,152	1,438,994
Berkley (W.R.) Corporation	52,387	1,612,996
Brown & Brown, Inc.	66,117	1,442,012
Cincinnati Financial Corporation	200	5,466
Citizens, Inc. (a)	1	7
CNO Financial Group, Inc. (a)	7,019	51,590
Crawford & Company - Class B	36,601	262,795
Donegal Group, Inc. - Class A	148	1,779
Eastern Insurance Holdings, Inc.	1,690	22,612
EMC Insurance Group, Inc.	3,928	73,336
Employers Holdings, Inc. (b)	59,493	884,066
Endurance Specialty Holdings Ltd. (b)	10,300	419,622
Erie Indemnity Company - Class A	167	12,308
FBL Financial Group, Inc. - Class A (b)	16,448	517,783
Fidelity National Financial, Inc. - Class A	2,792	45,510
First American Financial Corporation	18,125	289,819
Flagstone Reinsurance Holdings, S.A. (b)	91,143	812,084
FPIC Insurance Group, Inc. (a) (b)	46,565	1,942,692
Genworth Financial, Inc. - Class A (a)	100	832
Global Indemnity plc (a)	4,479	93,298

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Insurance - 3.3% (Continued)
Greenlight Capital Re Ltd. - Class A (a) (b)	21,465	$531,473
Hanover Insurance Group, Inc. (The) (b)	62,947	2,279,311
HCC Insurance Holdings, Inc. (b)	201,611	6,074,539
Horace Mann Educators Corporation (b)	150,927	2,197,497
Independence Holding Company	3,814	34,250
Infinity Property & Casualty Corporation (b)	23,557	1,193,633
Kansas City Life Insurance Company (b)	17,569	514,772
Maiden Holdings Ltd.	483	4,477
Manulife Financial Corporation	100	1,589
Mercury General Corporation (b)	51,793	1,923,592
Montpelier Re Holdings Ltd. (b)	65,035	1,122,504
National Interstate Corporation	200	4,482
National Western Life Insurance Company	638	109,309
Old Republic International Corporation (b)	313,579	3,273,765
OneBeacon Insurance Group Ltd. (b)	39,288	500,529
Platinum Underwriters Holdings Ltd. (b)	17,425	598,549
Presidential Life Corporation (b)	34,892	396,373
Primerica, Inc. (b)	100,995	2,183,512
Principal Financial Group, Inc.	63,794	1,762,628
Protective Life Corporation	200	4,252
RenaissanceRe Holdings Ltd.	7,000	487,130
Safety Insurance Group, Inc. (b)	13,972	567,263
SeaBright Holdings, Inc.	4,590	41,723
Selective Insurance Group, Inc. (b)	26,188	429,221
State Auto Financial Corporation	246	4,079
Sun Life Financial, Inc.	500	13,850
Symetra Financial Corporation (b)	123,524	1,551,461
Transatlantic Holdings, Inc. (b)	63,699	3,262,026
United Fire & Casualty Company (b)	26,277	450,651
Unitrin, Inc. (b)	240,109	6,763,871
Universal Insurance Holdings, Inc. (b)	142,406	608,074
Validus Holdings Ltd. (b)	146,933	3,906,948
		63,360,460
Real Estate Investment Trusts (REIT) - 4.4%
Alexandria Real Estate Equities, Inc.	2,200	180,400
American Assets Trust, Inc.	29,476	648,177
American Campus Communities, Inc.	100	3,722
American Capital Agency Corporation (b)	24,948	696,548
Annaly Capital Management, Inc.	36,100	605,758
Anworth Mortgage Asset Corporation (b)	277,664	1,924,212
Apartment Investment & Management Company - Class A	13,373	365,083
Apollo Commercial Real Estate Finance, Inc.	12,780	198,857
Arbor Realty Trust, Inc. (a)	478	2,027
Ashford Hospitality Trust, Inc. (b)	178,600	1,946,740
Associated Estates Realty Corporation	64,920	1,178,298
BioMed Realty Trust, Inc.	2,100	41,202
CapLease, Inc.	39,782	177,030
Capstead Mortgage Corporation	23,461	296,547

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Real Estate Investment Trusts (REIT) - 4.4% (Continued)
Care Investment Trust, Inc.	18,701	$135,582
CBL & Associates Properties, Inc.	12,266	217,844
Cedar Shopping Centers, Inc. (b)	167,255	829,585
Chatham Lodging Trust	4,771	74,237
Chesapeake Lodging Trust (b)	16,681	275,237
Chimera Investment Corporation	687,404	2,117,204
Cogdell Spencer, Inc. (b)	172,095	1,025,686
CommonWealth REIT	14,537	343,364
CoreSite Realty Corporation (b)	25,904	436,223
Cousins Properties, Inc. (b)	178,562	1,519,563
CreXus Investment Corporation (b)	261,059	2,743,730
Cypress Sharpridge Investments, Inc.	110,022	1,354,371
DCT Industrial Trust, Inc.	121,263	657,246
DiamondRock Hospitality Company	21,365	218,350
Digital Realty Trust, Inc.	300	18,363
Dynex Capital, Inc.	246	2,239
EastGroup Properties, Inc.	16,322	726,655
Equity Lifestyle Properties, Inc. (b)	34,358	2,238,767
Essex Property Trust, Inc.	900	126,324
Extra Space Storage, Inc. (b)	53,878	1,145,446
FelCor Lodging Trust, Inc. (a) (b)	531,037	2,729,530
First Industrial Realty Trust, Inc. (a)	61,817	732,531
First Potomac Realty Trust	44,732	698,714
General Growth Properties, Inc.	3,800	63,878
Gladstone Commercial Corporation	9,095	158,071
Government Properties Income Trust (b)	71,696	1,773,042
Gramercy Capital Corporation (a) (b)	830,379	2,275,238
Healthcare Realty Trust, Inc. (b)	10,600	207,760
Hersha Hospitality Trust (b)	653,053	3,421,998
Home Properties, Inc. (b)	64,841	4,248,382
Hospitality Properties Trust	2,163	54,616
Hudson Pacific Properties, Inc.	316	4,819
Inland Real Estate Corporation (b)	173,218	1,527,783
Invesco Mortgage Capital, Inc.	28,143	551,040
Investors Real Estate Trust	271,537	2,207,596
Kimco Realty Corporation	8,100	154,143
Kite Realty Group Trust (b)	86,806	394,099
LaSalle Hotel Properties (b)	108,519	2,714,060
LTC Properties, Inc. (b)	37,274	1,011,989
Medical Properties Trust, Inc.	10,353	121,751
MFA Financial, Inc. (b)	450,451	3,373,878
Mid-America Apartment Communities, Inc.	12,000	849,480
Mission West Properties, Inc.	25,850	209,385
Monmouth Real Estate Investment Corporation - Class A	25,827	212,815
MPG Office Trust, Inc. (a)	29,411	97,350
National Health Investors, Inc.	11,005	500,617
One Liberty Properties, Inc. (b)	36,338	561,786
Pebblebrook Hotel Trust (b)	258,139	5,103,408

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Real Estate Investment Trusts (REIT) - 4.4% (Continued)
PennyMac Mortgage Investment Trust (b)	149,087	$2,386,883
Piedmont Office Realty Trust, Inc. - Class A	175,587	3,608,313
Post Properties, Inc.	5,413	229,511
Prologis, Inc.	8,900	317,107
PS Business Parks, Inc.	3,941	223,888
RAIT Financial Trust	372,896	2,073,302
Regency Centers Corporation	500	22,460
Resource Capital Corporation (b)	332,968	1,897,918
Retail Opportunity Investments Corporation	29,827	331,676
Sabra Health Care REIT, Inc.	17,014	245,172
Saul Centers, Inc. (b)	80,245	3,165,665
Senior Housing Properties Trust (b)	24,400	584,136
Sovran Self Storage, Inc. (b)	25,139	1,019,386
STAG Industrial, Inc.	8,334	102,425
Strategic Hotels & Resorts, Inc. (a) (b)	221,463	1,505,948
Summit Hotel Properties, Inc.	15,155	170,948
Tanger Factory Outlet Centers, Inc.	7,153	196,350
Taubman Centers, Inc.	2,618	156,818
Two Harbors Investment Corporation (b)	80,171	785,676
Universal Health Realty Income Trust	4,443	183,096
Urstadt Biddle Properties, Inc. - Class A	23,382	414,797
Vestin Realty Mortgage II, Inc. (a)	200	266
Walter Investment Management Corporation	135,013	3,265,965
Weingarten Realty Investors	25,042	644,080
Whitestone REIT - Class B	7,391	93,127
Winthrop Realty Trust (b)	52,178	577,089
		84,632,378
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions, S.A. (a) (b)	33,600	1,137,024
Avatar Holdings, Inc. (a)	426	6,518
Brookfield Asset Management, Inc. - Class A	6,311	198,986
FirstService Corporation (a)	13,998	506,448
Forest City Enterprises, Inc. - Class A (a)	91,597	1,649,662
Forestar Group, Inc. (a)	12,381	201,810
Grubb & Ellis Company (a)	98	62
Howard Hughes Corporation (a)	9,102	550,306
Jones Lang LaSalle, Inc.	9,332	794,340
Kennedy-Wilson Holdings, Inc. (b)	33,753	406,386
Preferred Apartment Communities, Inc. - Class A	1,400	11,312
Tejon Ranch Company (a) (b)	15,330	491,940
Thomas Properties Group, Inc. (a)	16,456	53,482
		6,008,276
Thrifts & Mortgage Finance - 1.4%
Abington Bancorp, Inc.	37,025	366,918
America First Tax Exempt Investors, L.P.	62	345
Astoria Financial Corporation	29,139	339,469
Bank Mutual Corporation	15,951	59,178
BankUnited, Inc.	30,007	747,474
Beneficial Mutual Bancorp, Inc. (a)	3,555	27,836

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Thrifts & Mortgage Finance - 1.4% (Continued)
Charter Financial Corporation	5,429	$52,607
Clifton Savings Bancorp, Inc.	161	1,634
Dime Community Bancshares, Inc.	1,063	14,935
Doral Financial Corporation (a) (b)	1,073,770	1,879,098
ESSA Bancorp, Inc.	54	621
Federal Agricultural Mortgage Corporation	31,742	641,188
Federal National Mortgage Association (a)	6,927	2,314
First Defiance Financial Corporation (a)	100	1,466
First Financial Holdings, Inc.	181	1,504
First Financial Northwest, Inc. (a)	21	103
First Niagara Financial Group, Inc. (b)	181,077	2,218,193
First PacTrust Bancorp, Inc. (b)	48,153	712,664
Flagstar Bancorp, Inc. (a) (b)	1,429,499	1,043,677
Flushing Financial Corporation	3,104	38,241
Fox Chase Bancorp, Inc. (b)	25,119	335,841
Freddie Mac (a)	53	19
Hudson City Bancorp, Inc. (b)	351,597	2,900,675
Kaiser Federal Financial Group, Inc.	269	3,435
MGIC Investment Corporation (a)	370,126	1,473,102
Northwest Bancshares, Inc.	25,900	318,311
Ocwen Financial Corporation (a) (b)	92,020	1,186,138
Parkvale Financial Corporation	1,680	35,683
Peoples Federal Bancshares, Inc. (a)	119	1,701
People's United Financial, Inc.	26,000	329,680
PMI Group, Inc. (The) (a)	4,061,206	4,061,206
Provident New York Bancorp	3,320	25,033
Rockville Financial, Inc. (b)	72,126	732,079
TFS Financial Corporation (a)	1,448	13,669
TrustCo Bank Corporation	93,053	429,905
ViewPoint Financial Group (b)	281,457	3,664,570
Walker & Dunlop, Inc. (a)	14,773	191,015
Washington Federal, Inc. (b)	116,004	1,961,628
Westfield Financial, Inc.	245	1,985
WSFS Financial Corporation (b)	10,984	436,175
		26,251,315
Health Care - 12.2%
Biotechnology - 3.5%
Acadia Pharmaceuticals, Inc. (a) (b)	364,591	594,283
Achillion Pharmaceuticals, Inc. (a) (b)	335,555	2,486,463
Acorda Therapeutics, Inc. (a)	10,274	291,782
Affymax, Inc. (a)	38,188	252,423
Agenus, Inc. (a)	5,146	3,937
Alkermes, Inc. (a) (b)	44,188	761,801
Allos Therapeutics, Inc. (a) (b)	936,314	1,741,544
Amicus Therapeutics, Inc. (a) (b)	73,287	508,612
Anadys Pharmaceuticals, Inc. (a)	1,174	1,139
Anthera Pharmaceuticals, Inc. (a) (b)	93,774	747,379
Arena Pharmaceuticals, Inc. (a)	97,400	156,814
ArQule, Inc. (a) (b)	28,594	160,126

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Biotechnology - 3.5% (Continued)
Array BioPharma, Inc. (a) (b)	740,907	$1,570,723
AspenBio Pharma, Inc. (a)	100	341
AVEO Pharmaceuticals, Inc. (a) (b)	38,788	741,239
AVI BioPharma, Inc. (a)	300	441
BioMarin Pharmaceutical, Inc. (a)	61,240	1,912,525
BioMimetic Therapeutics, Inc. (a)	102,557	395,870
Celldex Therapeutics, Inc. (a)	476,201	1,709,562
Celsion Corporation (a)	107,938	413,403
Cepheid (a)	137,887	5,206,613
Codexis, Inc. (a) (b)	102,368	921,312
Cubist Pharmaceuticals, Inc. (a)	3,576	121,477
Cyclacel Pharmaceuticals, Inc. (a)	8,500	9,520
Cytokinetics, Inc. (a) (b)	268,433	338,226
CytRx Corporation (a)	3,109	1,365
Discovery Laboratories, Inc. (a)	2,600	6,422
DUSA Pharmaceuticals, Inc. (a) (b)	137,758	701,188
Dyax Corporation (a)	106,094	173,994
Dynavax Technologies Corporation (a)	250,677	701,896
Emergent BioSolutions, Inc. (a)	3,465	71,552
Geron Corporation (a)	1,189,143	4,578,201
Grifols, S.A. (a)	1	2
GTx, Inc. (a)	70,274	294,448
Human Genome Sciences, Inc. (a)	4,700	98,747
Idenix Pharmaceuticals, Inc. (a)	112,810	753,571
ImmunoGen, Inc. (a) (b)	43,838	593,128
Immunomedics, Inc. (a)	546,165	2,228,353
Infinity Pharmaceuticals, Inc. (a)	4,288	38,592
Inhibitex, Inc. (a) (b)	65,930	272,950
Inovio Pharmaceuticals, Inc. (a)	4,141	2,629
Ironwood Pharmaceuticals, Inc. (a) (b)	8,184	122,351
Lexicon Pharmaceuticals, Inc. (a)	117,813	197,926
Ligand Pharmaceuticals, Inc. (a) (b)	56,719	772,513
Maxygen, Inc.	16,175	87,830
Micromet, Inc. (a) (b)	749,884	4,244,343
Momenta Pharmaceuticals, Inc. (a)	7,515	132,715
Myrexis, Inc. (a)	1,091	3,698
Myriad Genetics, Inc. (a)	527	11,209
Nabi Biopharmaceuticals (a)	465,280	916,602
Nanosphere, Inc. (a)	117,896	242,866
Neurocrine Biosciences, Inc. (a)	45,991	355,510
Novavax, Inc. (a)	411,604	769,699
NPS Pharmaceuticals, Inc. (a)	74,844	722,993
Omeros Corporation (a)	4,148	16,841
OncoGenex Pharmaceuticals, Inc. (a) (b)	53,794	777,861
PDL BioPharma, Inc.	50,777	314,310
Peregrine Pharmaceuticals, Inc. (a) (b)	598,352	1,035,149
Pharmacyclics, Inc. (a) (b)	453,224	5,669,832
PharmAthene, Inc. (a)	116,887	309,751
Progenics Pharmaceuticals, Inc. (a)	11,725	64,018

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Biotechnology - 3.5% (Continued)
Protalix BioTherapeutics, Inc. (a)	40,026	$257,767
QLT, Inc. (a) (b)	121,744	832,729
Regeneron Pharmaceuticals, Inc. (a)	418	22,179
Repligen Corporation (a)	18,445	65,111
Rigel Pharmaceuticals, Inc. (a)	202,652	1,761,046
Rosetta Genomics Ltd. (a)	75	95
SciClone Pharmaceuticals, Inc. (a)	88,848	570,404
Seattle Genetics, Inc. (a)	160,968	2,741,285
SIGA Technologies, Inc. (a)	77,067	586,480
Sinovac Biotech Ltd. (a) (b)	92,912	262,941
Spectrum Pharmaceuticals, Inc. (a)	134,835	1,429,251
Sunesis Pharmaceuticals, Inc. (a)	744	1,488
SuperGen, Inc. (a) (b)	796,598	2,437,590
Synta Pharmaceuticals Corporation (a)	2,400	11,208
Targacept, Inc. (a) (b)	39,212	801,493
Theravance, Inc. (a)	13,757	294,125
Transcept Pharmaceuticals, Inc. (a)	37,850	153,671
Transition Therapeutics, Inc. (a)	313	732
United Therapeutics Corporation (a)	18,000	1,032,840
Vanda Pharmaceuticals, Inc. (a)	73,069	524,635
Vical, Inc. (a) (b)	546,965	2,630,902
XOMA Ltd. (a)	17,999	39,598
YM BioSciences, Inc. (a) (b)	736,510	1,730,798
Zalicus, Inc. (a) (b)	279,101	641,932
ZIOPHARM Oncology, Inc. (a)	15,957	86,806
		67,249,716
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)	6	142
ABIOMED, Inc. (a)	25,892	427,477
Alere, Inc. (a)	49,810	1,468,897
Align Technology, Inc. (a)	5,320	116,987
Alimera Sciences, Inc. (a)	2,674	22,889
Alphatec Holdings, Inc. (a) (b)	164,582	480,579
AngioDynamics, Inc. (a)	12,965	179,306
Anika Therapeutics, Inc. (a) (b)	54,655	351,432
Antares Pharma, Inc. (a)	211,038	489,608
ArthroCare Corporation (a) (b)	20,281	670,287
AtriCure, Inc. (a) (b)	54,118	658,616
Atrion Corporation	507	100,944
Bacterin International Holdings, Inc. (a)	4,980	11,852
C.R. Bard, Inc.	3,900	384,852
Cantel Medical Corporation (b)	48,571	1,210,875
Cardica, Inc. (a)	2,670	8,117
Cardiovascular Systems, Inc. (a) (b)	149,272	2,231,616
CAS Medical Systems, Inc. (a)	710	1,981
Cerus Corporation (a)	161,956	448,618
Conceptus, Inc. (a)	60,415	688,127
Cooper Companies, Inc. (The)	400	30,596
CryoLife, Inc. (a) (b)	2,617	15,100

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Health Care Equipment & Supplies - 2.6% (Continued)
Cutera, Inc. (a)	8,927	$72,398
Cyberonics, Inc. (a)	3,400	92,276
Cynosure, Inc. - Class A (a)	16,621	216,239
Derma Sciences, Inc. (a)	152	1,506
Endologix, Inc. (a) (b)	199,403	1,810,579
EnteroMedics, Inc. (a)	516	1,347
GenMark Diagnostics, Inc. (a)	798	3,966
Given Imaging Ltd. (a) (b)	42,881	845,185
Greatbatch, Inc. (a)	9,142	227,819
Haemonetics Corporation (a) (b)	7,109	465,640
Hansen Medical, Inc. (a) (b)	741,126	3,394,357
Hill-Rom Holdings, Inc. (b)	49,344	1,840,038
IDEXX Laboratories, Inc. (a)	1,400	116,116
Immucor, Inc. (a)	189,484	5,021,326
IMRIS, Inc. (a)	39,710	262,483
Integra LifeSciences Holdings Corporation (a)	5,487	247,299
Invacare Corporation	9,216	276,296
IRIS International, Inc. (a)	2,755	28,487
Kinetic Concepts, Inc. (a)	5,290	354,113
Medical Action Industries, Inc. (a)	18,013	137,259
Merit Medical Systems, Inc. (a) (b)	229,927	3,602,956
MISONIX, INC. (a)	800	1,912
Natus Medical, Inc. (a) (b)	62,131	716,370
Neogen Corporation (a)	13,436	555,713
OraSure Technologies, Inc. (a) (b)	186,668	1,717,346
Orthofix International N.V. (a)	7,410	312,924
Palomar Medical Technologies, Inc. (a)	30,587	303,423
ResMed, Inc. (a)	9,900	299,871
Rochester Medical Corporation (a)	300	2,688
RTI Biologics, Inc. (a)	316,280	1,040,561
Sirona Dental Systems, Inc. (a) (b)	48,316	2,443,823
Solta Medical, Inc. (a)	98,119	239,410
SonoSite, Inc. (a)	22,339	729,592
Spectranetics Corporation (The) (a)	51,025	353,603
STAAR Surgical Company (a)	12,966	58,995
Stryker Corporation	800	43,472
SurModics, Inc. (a)	23,998	263,978
Symmetry Medical, Inc. (a) (b)	433,617	4,175,732
Syneron Medical Ltd. (a) (b)	78,976	957,189
Synovis Life Technologies, Inc. (a) (b)	33,836	564,046
Teleflex, Inc. (b)	58,751	3,538,573
Tornier N.V. (a) (b)	19,889	517,711
TranS1, Inc. (a)	2,387	11,028
Uroplasty, Inc. (a) (b)	12,053	82,081
Vermillion, Inc. (a) (b)	249,625	998,500
Volcano Corporation (a) (b)	5,033	158,087
West Pharmaceutical Services, Inc.	44	1,930
Wright Medical Group, Inc. (a)	17,633	275,780
Young Innovations, Inc.	149	4,318

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Health Care Equipment & Supplies - 2.6% (Continued)
Zimmer Holdings, Inc. (a)	800	$48,016
Zoll Medical Corporation (a)	5,707	397,550
		49,830,805
Health Care Providers & Services - 2.7%
Air Methods Corporation (a)	6,103	427,820
Alliance HealthCare Services, Inc. (a) (b)	127,046	458,636
Allied Healthcare International, Inc. (a)	99	378
Almost Family, Inc. (a)	8,360	211,257
American Dental Partners, Inc. (a)	16,954	197,005
AMN Healthcare Services, Inc. (a)	180	1,451
AmSurg Corporation (a) (b)	43,721	1,111,825
Assisted Living Concepts, Inc. - Class A (b)	44,583	698,616
BioScrip, Inc. (a) (b)	109,712	787,732
Brookdale Senior Living, Inc. (a)	1,782	38,117
Capital Senior Living Corporation (a) (b)	86,475	760,115
CardioNet, Inc. (a)	6,643	33,481
Catalyst Health Solutions, Inc. (a) (b)	27,839	1,824,290
Centene Corporation (a) (b)	17,165	563,184
Chemed Corporation	595	36,182
Community Health Systems, Inc. (a)	31,472	813,236
Continucare Corporation (a) (b)	468,176	2,958,872
Corvel Corporation (a) (b)	18,931	873,666
Cross Country Healthcare, Inc. (a) (b)	119,650	826,782
DaVita, Inc. (a)	3,500	292,390
Ensign Group, Inc. (The) (b)	44,384	1,260,506
Five Star Quality Care, Inc. (a) (b)	284,145	1,406,518
Gentiva Health Services, Inc. (a) (b)	133,059	2,393,731
Hanger Orthopedic Group, Inc. (a) (b)	27,386	575,380
Health Management Associates, Inc. - Class A (a)	201,666	1,915,827
Health Net, Inc. (a) (b)	62,642	1,761,493
HealthSouth Corporation (a)	1,500	36,600
Healthways, Inc. (a) (b)	57,857	863,805
Henry Schein, Inc. (a)	8,800	584,848
HMS Holdings Corporation (a)	3,266	246,910
Kindred Healthcare, Inc. (a) (b)	139,761	2,633,097
Landauer, Inc.	5,459	308,161
LifePoint Hospitals, Inc. (a)	8,927	331,192
Lincare Holdings, Inc.	35,461	907,447
Magellan Health Services, Inc. (a) (b)	28,111	1,464,583
MedCath Corporation (a)	32,731	429,431
MEDNAX, Inc. (a)	5,271	359,271
MedQuist Holdings, Inc. (a)	51,077	683,921
Metropolitan Health Networks, Inc. (a) (b)	145,494	823,496
Molina Healthcare, Inc. (a) (b)	42,810	969,635
MWI Veterinary Supply, Inc. (a)	797	70,981
National Healthcare Corporation	5,339	253,976
National Research Corporation	99	3,607
Omnicare, Inc.	10,900	332,450
Owens & Minor, Inc. (b)	60,036	1,831,098

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Health Care Providers & Services - 2.7% (Continued)
PDI, Inc. (a)	62	$463
PharMerica Corporation (a) (b)	168,342	2,149,727
Providence Service Corporation (The) (a)	641	7,596
Quest Diagnostics, Inc.	800	43,208
RadNet, Inc. (a) (b)	74,562	279,608
Select Medical Holdings Corporation (a) (b)	390,457	3,065,087
Sharps Compliance Corporation (a)	2,197	8,722
Sun Healthcare Group, Inc. (a) (b)	238,431	1,669,017
Team Health Holdings, Inc. (a) (b)	86,149	1,896,139
Tenet Healthcare Corporation (a) (b)	200,203	1,113,129
Triple-S Management Corporation (a) (b)	71,084	1,533,282
U.S. Physical Therapy, Inc. (b)	18,692	450,103
Universal American Corporation (b)	188,601	1,793,596
VCA Antech, Inc. (a)	68,923	1,346,755
WellCare Health Plans, Inc. (a) (b)	41,066	1,800,744
		52,520,175
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	14,300	259,545
Computer Programs & Systems, Inc. (b)	62,199	4,565,406
HealthStream, Inc. (a) (b)	139,160	1,884,226
iCad, Inc. (a)	500	380
MedAssets, Inc. (a) (b)	72,473	918,233
Medidata Solutions, Inc. (a)	193,356	3,950,263
MedQuist, Inc.	18,170	245,295
Merge Healthcare, Inc. (a) (b)	148,015	751,916
Omnicell, Inc. (a) (b)	125,260	2,143,199
SXC Health Solutions Corporation (a)	6,583	415,585
Transcend Services, Inc. (a) (b)	57,949	1,683,998
		16,818,046
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a) (b)	184,500	1,042,425
Albany Molecular Research, Inc. (a)	2,616	12,504
BioDelivery Sciences International, Inc. (a)	2,284	8,634
Bruker Corporation (a)	93,260	1,605,937
Caliper Life Sciences, Inc. (a)	64,027	521,820
Cambrex Corporation (a)	32	141
Charles River Laboratories International, Inc. (a) (b)	56,606	2,238,767
Complete Genomics, Inc. (a) (b)	32,884	407,433
Compugen Ltd. (a)	100	404
Covance, Inc. (a)	30,732	1,759,407
Enzo Biochem, Inc. (a)	20,670	79,373
Fluidigm Corporation (a)	10,832	183,711
Furiex Pharmaceuticals, Inc. (a)	9,397	178,167
Harvard Bioscience, Inc. (a) (b)	133,985	677,964
MEDTOX Scientific, Inc.	26,908	420,034
Mettler-Toledo International, Inc. (a)	873	135,149
Nordion, Inc. (b)	63,176	642,500
Parexel International Corporation (a)	3,605	74,011
PerkinElmer, Inc. (b)	132,792	3,248,092

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Life Sciences Tools & Services - 1.4% (Continued)
Pharmaceutical Product Development, Inc. (b)	35,031	$1,009,944
pSivida Corporation (a)	1,095	5,157
Qiagen N.V. (a)	161,957	2,743,552
Sequenom, Inc. (a) (b)	835,877	5,901,292
Techne Corporation (b)	40,069	3,036,829
		25,933,247
Pharmaceuticals - 1.1%
Acura Pharmaceuticals, Inc. (a)	45,744	139,062
Adolor Corporation (a)	119,297	264,839
Aegerion Pharmaceuticals, Inc. (a)	13,054	205,078
Alexza Pharmaceuticals, Inc. (a)	241,544	369,562
Biostar Pharmaceuticals, Inc. (a)	2,335	2,942
Cardiome Pharma Corporation (a) (b)	225,457	1,129,540
Columbia Laboratories, Inc. (a) (b)	335,243	958,795
Corcept Therapeutics, Inc. (a) (b)	112,884	404,125
Cornerstone Therapeutics, Inc. (a)	9,189	69,469
Cumberland Pharmaceuticals, Inc. (a)	499	3,074
DepoMed, Inc. (a)	333	2,517
DURECT Corporation (a) (b)	1,039,934	2,142,264
Endo Pharmaceuticals Holdings, Inc. (a)	300	11,175
Endocyte, Inc. (a)	18,630	248,338
Hi-Tech Pharmacal Company, Inc. (a) (b)	17,365	491,256
Hospira, Inc. (a)	6,700	342,504
Impax Laboratories, Inc. (a)	65,576	1,388,900
IntelliPharmaCeutics International, Inc. (a)	435	1,718
ISTA Pharmaceuticals, Inc. (a) (b)	75,263	374,057
MAP Pharmaceuticals, Inc. (a)	187	2,872
Medicis Pharmaceutical Corporation - Class A	7,588	282,122
Nektar Therapeutics (a)	452,417	2,913,565
NuPathe, Inc. (a)	13,917	96,027
Pacira Pharmeceuticals, Inc. (a)	25,237	252,875
Pain Therapeutics, Inc. (a)	135,069	651,033
Par Pharmaceutical Companies, Inc. (a) (b)	64,070	2,075,227
Pernix Therapeutics Holdings, Inc. (a)	26,932	234,039
Questcor Pharmaceuticals, Inc. (a)	151	4,689
Salix Pharmaceuticals Ltd. (a)	50,987	1,977,276
Santarus, Inc. (a)	422,740	1,378,132
Tianyin Pharmaceutical Company, Inc. (a)	2,293	3,669
Valeant Pharmaceuticals International, Inc.	1,194	65,706
Warner Chilcott plc	80,400	1,690,008
		20,176,455
Industrials - 13.6%
Aerospace & Defense - 1.3%
AAR Corporation	82,067	2,407,846
AeroVironment, Inc. (a)	42,005	1,211,004
Alliant Techsystems, Inc. (b)	13,215	862,014
Astronics Corporation (a)	8,301	264,719
Ceradyne, Inc. (a)	28,499	923,653
Cubic Corporation (b)	48,829	2,370,160

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Aerospace & Defense - 1.3% (Continued)
Curtiss-Wright Corporation (b)	65,194	$2,083,600
DigitalGlobe, Inc. (a) (b)	38,764	1,012,516
Ducommun, Inc. (b)	8,140	179,080
Elbit Systems Ltd.	314	14,723
Esterline Technologies Corporation (a) (b)	3,169	242,017
GeoEye, Inc. (a)	3,624	144,815
Hexcel Corporation (a) (b)	181,636	4,348,366
Huntington Ingalls Industries, Inc. (a)	27,065	906,136
KEYW Holding Corporation (The) (a) (b)	233,284	2,603,449
LMI Aerospace, Inc. (a) (b)	52,643	1,210,263
MOOG, Inc. - Class A (a)	30,377	1,243,938
Orbital Sciences Corporation (a) (b)	104,612	1,811,880
Sparton Corporation (a)	3,369	31,096
Spirit AeroSystems Holdings, Inc. - Class A (a)	866	17,744
Teledyne Technologies, Inc. (a)	300	16,269
Triumph Group, Inc. (b)	1,575	84,798
		23,990,086
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a) (b)	127,524	635,070
Atlas Air Worldwide Holdings, Inc. (a)	15,300	801,567
Express-1 Expedited Solutions, Inc. (a)	119,207	464,907
Forward Air Corporation (b)	73,504	2,290,385
Hub Group, Inc. - Class A (a) (b)	37,802	1,341,215
Park-Ohio Holdings Corporation (a) (b)	57,134	1,086,117
UTi Worldwide, Inc. (b)	41,614	672,898
		7,292,159
Airlines - 0.3%
Alaska Air Group, Inc. (a) (b)	37,115	2,268,469
Copa Holdings, S.A. - Class A (b)	37,223	2,442,201
Hawaiian Holdings, Inc. (a) (b)	166,274	781,488
JetBlue Airways Corporation (a)	200	958
Pinnacle Airlines Corporation (a)	4,491	17,919
SkyWest, Inc. (b)	23,670	304,396
Southwest Airlines Company	20	199
		5,815,630
Building Products - 0.3%
A.O. Smith Corporation	14,484	600,651
Ameresco, Inc. - Class A (a) (b)	86,180	1,159,983
Ameron International Corporation	27,134	2,308,832
Armstrong World Industries, Inc.	12,375	488,812
Gibraltar Industries, Inc. (a)	35,317	363,059
Insteel Industries, Inc.	21	241
Lennox International, Inc.	13,005	480,925
NCI Building Systems, Inc. (a)	59,378	670,378
Patrick Industries, Inc. (a)	1,004	2,018
USG Corporation (a)	100	1,138
		6,076,037

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Commercial Services & Supplies - 2.1%
A.T. Cross Company - Class A (a)	24,813	$366,488
ABM Industries, Inc. (b)	268,023	6,030,517
Alexco Resource Corporation (a) (b)	103,065	766,804
APAC Customer Services, Inc. (a) (b)	333,958	2,808,587
Brink's Company (The)	9,041	269,783
Casella Waste Systems, Inc. (a) (b)	22,733	142,991
Cenveo, Inc. (a)	186	1,077
Clean Harbors, Inc. (a)	512	27,008
Consolidated Graphics, Inc. (a) (b)	15,419	795,466
Copart, Inc. (a) (b)	28,364	1,232,416
Corrections Corporation of America (a) (b)	50,016	1,073,343
Courier Corporation	1,888	18,144
Covanta Holding Corporation	24,786	428,302
EnergySolutions, Inc.	642,715	3,252,138
Ennis, Inc.	9,947	174,470
Fuel Tech, Inc. (a)	30,302	192,721
G&K Services, Inc. (b)	31,432	1,070,888
Healthcare Services Group, Inc.	53,323	836,638
Heritage-Crystal Clean, Inc. (a)	11,293	226,312
Herman Miller, Inc.	87,482	2,012,961
Higher One Holdings, Inc. (a)	66,043	1,310,954
Intersections, Inc.	14,224	276,230
Iron Mountain, Inc.	8,600	272,018
KAR Auction Services, Inc. (a)	18,178	323,205
Kimball International, Inc. - Class B	88	528
Knoll, Inc.	66,808	1,219,246
M&F Worldwide Corporation (a) (b)	49,584	1,242,575
Metalico, Inc. (a) (b)	164,017	898,813
Mine Safety Appliances Company	6,409	218,675
Multi-Color Corporation (b)	19,032	512,532
Perma-Fix Environmental Services, Inc. (a)	153	236
Pitney Bowes, Inc.	25,900	558,145
Progressive Waste Solutions Ltd. (b)	236,397	5,326,024
Quad/Graphics, Inc.	2,700	90,882
Rollins, Inc.	71,333	1,361,747
Schawk, Inc. (b)	50,158	791,995
Steelcase, Inc. - Class A (b)	82,248	816,723
SYKES Enterprises, Inc. (a) (b)	51,450	992,985
Team, Inc. (a)	11,911	318,619
Tetra Tech, Inc. (a)	4,000	88,000
TRC Companies, Inc. (a)	54,450	303,831
UniFirst Corporation (b)	22,986	1,260,782
United Stationers, Inc.	3,800	121,942
US Ecology, Inc.	5,725	96,695
Viad Corp (b)	40,465	838,839
Waste Connections, Inc.	934	30,112
		40,999,387
Construction & Engineering - 0.5%
AECOM Technology Corporation (a)	43	1,064

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Construction & Engineering - 0.5% (Continued)
Dycom Industries, Inc. (a)	10,111	$172,291
EMCOR Group, Inc. (a)	45,137	1,260,225
Furmanite Corporation (a)	41,583	326,011
Great Lakes Dredge & Dock Corporation	7,981	47,487
KBR, Inc.	4,700	167,555
Layne Christensen Company (a) (b)	23,942	701,740
MasTec, Inc. (a)	58,100	1,213,128
Michael Baker Corporation (a)	10,088	210,436
MYR Group, Inc. (a) (b)	73,433	1,783,687
Northwest Pipe Company (a)	18,616	559,411
Pike Electric Corporation (a)	672	5,907
Primoris Services Corporation (b)	181,763	2,217,508
Shaw Group, Inc. (The) (a)	4,194	108,541
Sterling Construction Company, Inc. (a)	8,249	105,587
Tutor Perini Corporation (b)	44,314	699,275
URS Corporation (a)	500	20,415
		9,600,268
Electrical Equipment - 1.0%
Active Power, Inc. (a) (b)	171,836	290,403
Acuity Brands, Inc.	6,000	292,140
AMETEK, Inc.	19,900	845,750
A-Power Energy Generation Systems Ltd. (a) (c)	119,392	100,289
AZZ, Inc. (b)	75,276	3,766,058
Babcock & Wilcox Company (The) (a)	32,606	814,498
Belden, Inc.	15,500	571,175
Brady Corporation - Class A	66,096	1,956,442
Broadwind Energy, Inc. (a) (b)	427,063	563,723
China Electric Motor, Inc. (a)	1,771	460
Coleman Cable, Inc. (a) (b)	152,040	2,003,887
EnerSys (a)	700	22,386
Franklin Electric Company, Inc. (b)	10,050	438,683
FuelCell Energy, Inc. (a)	381,543	507,452
Generac Holdings, Inc. (a)	16,662	309,080
Global Power Equipment Group, Inc. (a) (b)	28,269	734,146
GrafTech International Ltd. (a)	54,916	1,057,682
II-VI, Inc. (a) (b)	22,672	567,480
Jinpan International Ltd. (b)	69,002	850,795
New Energy Systems Group (a)	66,971	204,262
Orion Energy Systems, Inc. (a)	800	2,936
Powell Industries, Inc. (a) (b)	18,545	714,724
Preformed Line Products Company (b)	14,046	875,909
Regal-Beloit Corporation	200	12,126
Sensata Technologies Holding N.V. (a)	1,132	40,163
SL Industries, Inc. (a)	375	9,135
Thomas & Betts Corporation (a) (b)	12,728	620,872
UQM Technologies, Inc. (a)	53,918	111,071
Vicor Corporation	2,391	33,641
Woodward, Inc.	8,722	300,909
		18,618,277

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc. (b)	39,109	$1,690,682
Raven Industries, Inc. (b)	4,102	216,709
Standex International Corporation (b)	9,158	294,796
Tredegar Corporation (b)	24,827	473,203
Tyco International Ltd.	2,473	109,529
		2,784,919
Machinery - 3.1%
Accuride Corporation (a) (b)	102,410	1,172,594
Actuant Corporation - Class A (b)	74,116	1,831,406
Alamo Group, Inc. (b)	50,359	1,204,084
Altra Holdings, Inc. (a)	5,635	125,322
American Railcar Industries, Inc. (a) (b)	101,458	2,373,103
Ampco-Pittsburgh Corporation (b)	9,127	237,758
Astec Industries, Inc. (a)	12,764	478,905
Baldwin Technology Company, Inc. - Class A (a)	4,499	4,949
Cascade Corporation (b)	95,960	4,797,040
Chart Industries, Inc. (a)	18,535	983,467
China Yuchai International Ltd. (b)	53,020	1,007,910
CIRCOR International, Inc. (b)	34,622	1,497,402
CLARCOR, Inc. (b)	68,550	3,020,313
Colfax Corporation (a) (b)	57,452	1,555,226
Columbus McKinnon Corporation (a) (b)	46,860	770,847
Commercial Vehicle Group, Inc. (a) (b)	59,159	627,085
Crane Company (b)	45,266	2,096,721
Douglas Dynamics, Inc. (b)	79,447	1,206,800
Duoyuan Printing, Inc. (a)	106,460	47,907
EnPro Industries, Inc. (a)	6,084	281,324
ESCO Technologies, Inc. (b)	12,360	428,645
Force Protection, Inc. (a) (b)	180,134	823,212
Gorman-Rupp Company (The)	10,121	329,742
Graham Corporation	6,479	127,507
Hardinge, Inc. (b)	53,242	583,000
Harsco Corporation (b)	48,087	1,318,065
Hurco Companies, Inc. (a) (b)	47,948	1,410,630
IDEX Corporation (b)	4,848	201,095
John Bean Technologies Corporation (b)	30,790	543,751
Kadant, Inc. (a) (b)	85,531	2,250,321
Kaydon Corporation (b)	10,790	384,664
Kennametal, Inc.	15,530	612,348
Lincoln Electric Holdings, Inc. (b)	85,118	2,912,738
Lydall, Inc. (a)	27,917	337,237
Met-Pro Corporation	100	1,054
Miller Industries, Inc.	22,744	372,547
Mueller Water Products, Inc. - Class A	303,990	994,047
NACCO Industries, Inc. - Class A (b)	20,793	1,889,668
NN, Inc. (a) (b)	130,855	1,541,472
Nordson Corporation	280	14,288
Pall Corporation	6,200	307,396
RBC Bearings, Inc. (a) (b)	32,846	1,247,163

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Machinery - 3.1% (Continued)
Robbins & Myers, Inc. (b)	14,193	$684,670
Sauer-Danfoss, Inc. (a)	870	41,325
SmartHeat, Inc. (a)	331,882	448,041
Sun Hydraulics Corporation (b)	26,831	764,952
Tennant Company	19,974	855,087
Toro Company (The) (b)	28,571	1,537,977
Trimas Corporation (a) (b)	141,122	3,382,694
Trinity Industries, Inc.	5,097	151,840
Twin Disc, Inc. (b)	97,084	3,689,192
WABCO Holdings, Inc. (a)	2,800	176,540
Wabtec Corporation	200	12,904
Watts Water Technologies, Inc. - Class A	13,748	460,970
Westport Innovations, Inc. (a)	47,668	1,222,208
Xerium Technologies, Inc. (a) (b)	69,391	1,133,849
		58,513,002
Marine - 0.4%
Alexander & Baldwin, Inc.	6,057	292,008
Baltic Trading Ltd.	48,398	265,705
Box Ships, Inc. (a)	2,103	22,208
Costamare, Inc. (b)	52,384	863,288
Danaos Corporation (a)	900	3,978
Diana Containerships, Inc. (a)	20,504	138,402
Diana Shipping, Inc. (a) (b)	92,546	906,951
DryShips, Inc. (a)	247,575	928,406
Global Ship Lease, Inc. (a)	46,350	182,156
Horizon Lines, Inc.	5,008	5,258
Navios Maritime Acquisition Corporation	145	512
Navios Maritime Holdings, Inc. (b)	247,170	1,065,303
Navios Maritime Partners, L.P. (b)	42,304	681,094
Paragon Shipping, Inc. - Class A (b)	166,042	283,932
Safe Bulkers, Inc. (b)	107,497	771,828
Seaspan Corporation (b)	34,145	474,615
TBS International plc - Class A (a)	490	804
		6,886,448
Professional Services - 1.3%
Acacia Research Corporation (a)	42,869	1,839,937
Advisory Board Company (The) (a)	2,957	158,318
Barrett Business Services, Inc.	404	6,028
CDI Corporation (b)	52,016	674,127
CRA International, Inc. (a)	6,144	165,151
Equifax, Inc.	2,658	91,329
Franklin Covey Company (a)	6,150	68,880
GP Strategies Corporation (a)	10,476	135,664
Heidrick & Struggles International, Inc. (b)	56,237	1,495,904
Hill International, Inc. (a)	2,613	14,032
Huron Consulting Group, Inc. (a) (b)	41,873	1,355,429
ICF International, Inc. (a) (b)	80,035	1,869,618
IHS, Inc. - Class A (a)	900	66,321
Insperity, Inc. (b)	5,131	149,928

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Professional Services - 1.3% (Continued)
Kelly Services, Inc. - Class A (a) (b)	76,878	$1,203,141
Kforce, Inc. (a) (b)	196,711	2,710,677
Korn/Ferry International (a) (b)	92,786	1,998,610
Mistras Group, Inc. (a) (b)	113,803	1,941,479
Navigant Consulting, Inc. (a)	28,171	331,573
Nielsen Holdings N.V. (a)	6,000	179,760
Odyssey Marine Exploration, Inc. (a) (b)	331,235	977,143
On Assignment, Inc. (a) (b)	70,761	721,762
Resources Connection, Inc. (b)	40,858	531,971
Robert Half International, Inc. (b)	75,799	2,075,377
SFN Group, Inc. (a) (b)	202,064	2,812,731
Towers Watson & Company	1,200	73,380
TrueBlue, Inc. (a)	15,816	237,398
Verisk Analytics, Inc. - Class A (a)	25,169	838,128
Volt Information Sciences, Inc. (a)	14,233	129,520
VSE Corporation	200	4,210
		24,857,526
Road & Rail - 1.4%
AMERCO (a) (b)	6,961	627,465
Arkansas Best Corporation (b)	15,056	362,247
Canadian Pacific Railway Ltd.	9,200	587,512
Celadon Group, Inc. (a) (b)	74,952	1,025,343
Covenant Transportation Group, Inc. (a)	497	2,918
CSX Corporation	900	22,113
Genesee & Wyoming, Inc. - Class A (a) (b)	41,629	2,291,260
Heartland Express, Inc. (b)	356,129	5,455,896
J.B. Hunt Transport Services, Inc.	3,000	135,720
Kansas City Southern (a)	400	23,740
Knight Transportation, Inc. (b)	81,687	1,285,754
Landstar System, Inc. (b)	23,411	1,049,983
Marten Transport Ltd. (b)	69,583	1,431,322
Old Dominion Freight Line, Inc. (a)	3,035	112,447
Quality Distribution, Inc. (a) (b)	207,583	2,387,205
RailAmerica, Inc. (a) (b)	24,814	369,232
Roadrunner Transportation Systems, Inc. (a) (b)	114,795	1,771,287
Ryder System, Inc. (b)	78,432	4,417,290
Saia, Inc. (a) (b)	88,060	1,327,064
Swift Transportation Company (a)	17,000	192,780
USA Truck, Inc. (a)	200	2,264
Vitran Corporation, Inc. (a)	13,083	134,755
Werner Enterprises, Inc. (b)	78,543	1,849,688
		26,865,285
Trading Companies & Distributors - 1.2%
Aceto Corporation (b)	70,007	427,043
Aircastle Ltd. (b)	30,626	350,668
Applied Industrial Technologies, Inc.	4,931	157,398
BlueLinx Holdings, Inc. (a)	1,325	2,981
CAI International, Inc. (a) (b)	127,001	2,228,868
DXP Enterprises, Inc. (a) (b)	92,591	2,517,549

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Trading Companies & Distributors - 1.2% (Continued)
Essex Rental Corporation (a)	12,181	$67,239
Fastenal Company	87,413	2,941,447
H&E Equipment Services, Inc. (a) (b)	154,251	1,851,012
Interline Brands, Inc. (a) (b)	32,330	540,881
Lawson Products, Inc.	7,151	133,509
MSC Industrial Direct Company, Inc. - Class A	300	18,534
RSC Holdings, Inc. (a) (b)	520,555	6,215,427
SeaCube Container Leasing Ltd. (b)	55,180	800,662
TAL International Group, Inc.	9,979	308,750
Textainer Group Holdings Ltd. (b)	37,870	982,726
Titan Machinery, Inc. (a) (b)	7,737	204,334
United Rentals, Inc. (a) (b)	176,056	4,051,049
Watsco, Inc.	1,068	63,204
		23,863,281
Transportation Infrastructure - 0.2%
Aegean Marine Petroleum Network, Inc. (b)	345,211	1,860,687
Macquarie Infrastructure Company, LLC (b)	37,462	976,260
		2,836,947
Information Technology - 15.4%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)	700	41,244
ADTRAN, Inc.	7,900	261,411
Alliance Fiber Optic Products, Inc. (a)	17,114	138,795
Alvarion Ltd. (a)	64,740	94,520
Anaren, Inc. (a)	24,573	491,706
Arris Group, Inc. (a)	65,022	780,264
AudioCodes Ltd. (a)	474	2,602
Black Box Corporation (b)	46,976	1,338,346
Blue Coat Systems, Inc. (a) (b)	25,726	518,379
Brocade Communications Systems, Inc. (a) (b)	140,617	770,581
Ceragon Networks Ltd. (a) (b)	61,816	770,846
Ciena Corporation (a)	89,683	1,386,499
Communications Systems, Inc. (b)	40,104	717,060
Digi International, Inc. (a)	86,051	1,229,669
DragonWave, Inc. (a)	146,876	749,068
EchoStar Corporation - Class A (a) (b)	36,271	1,213,628
EMCORE Corporation (a) (b)	381,876	1,000,515
EMS Technologies, Inc. (a) (b)	63,532	2,088,932
Emulex Corporation (a)	30,749	259,829
EXFO, Inc. (a) (b)	31,471	236,347
Extreme Networks, Inc. (a) (b)	44,879	152,140
Globecomm Systems, Inc. (a)	36,069	503,523
Harmonic, Inc. (a) (b)	55,328	300,431
Infinera Corporation (a) (b)	89,749	577,086
InterDigital, Inc.	22,405	1,529,141
Ixia (a)	187,845	1,878,450
JDS Uniphase Corporation (a)	1,400	18,410
KVH Industries, Inc. (a)	21	201
Loral Space & Communications, Inc. (a)	514	33,554

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Communications Equipment - 2.2% (Continued)
NETGEAR, Inc. (a) (b)	38,286	$1,259,992
Network Engines, Inc. (a)	105,072	140,796
Oclaro, Inc. (a) (b)	255,026	1,198,622
Oplink Communications, Inc. (a) (b)	29,134	491,782
Opnext, Inc. (a) (b)	2,347,510	4,436,794
Optical Cable Corporation	600	2,364
PC-Tel, Inc. (a)	500	3,250
Plantronics, Inc. (b)	74,205	2,541,521
Polycom, Inc. (a)	600	16,218
Powerwave Technologies, Inc. (a) (b)	1,087,672	2,360,248
Procera Networks, Inc. (a)	25,429	282,516
Radware Ltd. (a) (b)	38,491	1,275,977
Sonus Networks, Inc. (a) (b)	521,191	1,542,725
Tekelec (a) (b)	133,153	1,045,251
Tellabs, Inc. (b)	961,181	3,979,289
Telular Corporation	1,168	7,452
UTStarcom Holdings Corporation (a)	344,611	472,117
ViaSat, Inc. (a)	23,019	1,034,244
Westell Technologies, Inc. - Class A (a) (b)	348,528	993,305
		42,167,640
Computers & Peripherals - 0.7%
ADPT Corporation (a)	95,477	283,567
Datalink Corporation (a) (b)	89,830	928,842
Diebold, Inc.	8,134	245,972
Dot Hill Systems Corporation (a) (b)	430,094	972,012
Electronics for Imaging, Inc. (a) (b)	33,342	573,816
Fusion-io, Inc. (a)	37,555	1,112,003
Hewlett-Packard Company	200	7,032
Hutchinson Technology, Inc. (a)	132,590	415,007
Immersion Corporation (a)	68,560	627,324
Intermec, Inc. (a) (b)	61,260	660,383
Logitech International, S.A. (a)	4,806	46,138
NCR Corporation (a) (b)	208,846	4,166,478
On Track Innovations Ltd. (a)	35,109	64,601
Quantum Corporation (a)	876,930	2,306,326
SMART Technologies, Inc. - Class A (a)	2,749	16,054
Super Micro Computer, Inc. (a)	18,645	262,708
Xyratex Ltd. (a) (b)	140,150	1,335,629
		14,023,892
Electronic Equipment, Instruments & Components - 2.0%
Advanced Photonix, Inc. - Class A (a)	2,600	2,912
Aeroflex Holding Corporation (a)	134,140	1,918,202
Agilysys, Inc. (a) (b)	214,974	2,057,301
Anixter International, Inc.	300	18,726
Arrow Electronics, Inc. (a)	16,400	569,900
AVX Corporation (b)	156,474	2,178,118
Benchmark Electronics, Inc. (a) (b)	17,541	256,976
CalAmp Corporation (a)	3,085	11,630
Celestica, Inc. (a)	24,340	213,705

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Electronic Equipment, Instruments & Components - 2.0% (Continued)
Checkpoint Systems, Inc. (a) (b)	20,723	$325,351
Cognex Corporation	27	917
Coherent, Inc. (a)	3,199	153,648
Comverge, Inc. (a)	44,125	140,317
Daktronics, Inc.	206	2,046
DDi Corporation (b)	68,972	567,640
Dolby Laboratories, Inc. - Class A (a)	7,194	304,738
Electro Rent Corporation	13,775	222,604
Electro Scientific Industries, Inc. (a) (b)	66,284	1,273,316
eMagin Corporation (a) (b)	163,794	728,883
Fabrinet (a)	14,832	228,413
FARO Technologies, Inc. (a)	17,396	709,061
FEI Company (a) (b)	61,658	2,037,180
FLIR Systems, Inc. (b)	7,194	197,547
Gerber Scientific, Inc. (a)	109,655	1,208,398
GSI Group, Inc. (The) (a) (b)	52,938	594,494
Identive Group, Inc. (a) (b)	398,335	844,470
Ingram Micro, Inc. - Class A (a) (b)	108,611	2,014,734
Insight Enterprises, Inc. (a)	43,981	740,200
Kemet Corporation (a) (b)	91,766	1,119,545
LeCroy Corporation (a) (b)	73,894	751,502
LGL Group, Inc. (a)	800	7,736
Littelfuse, Inc.	3,655	186,734
LoJack Corporation (a)	1,022	4,098
Measurement Specialties, Inc. (a)	51,991	1,698,026
Mercury Computer Systems, Inc. (a)	3,233	54,282
Molex, Inc.	19,900	467,252
MTS Systems Corporation	27	1,064
Multi-Fineline Electronix, Inc. (a) (b)	85,391	1,734,291
National Instruments Corporation	1	13
NeoPhotonics Corporation (a)	50,624	373,605
Netlist, Inc. (a)	1,385	2,382
Newport Corporation (a) (b)	40,288	626,076
Orbotech Ltd. (a) (b)	107,926	1,212,009
OSI Systems, Inc. (a)	16,318	673,770
PAR Technology Corporation (a)	937	3,617
Park Electrochemical Corporation	10,107	264,399
PC Mall, Inc. (a)	5,813	45,923
Plexus Corporation (a)	4,259	125,683
Richardson Electronics Ltd.	19,695	292,077
Rofin-Sinar Technologies, Inc. (a) (b)	10,226	320,892
Rogers Corporation (a)	1,300	63,024
Sanmina-SCI Corporation (a)	9,509	108,403
ScanSource, Inc. (a)	5,806	214,532
SMART Modular Technologies (WWH), Inc. (a) (b)	366,586	3,299,274
SMTC Corporation (a)	100	222
SYNNEX Corporation (a) (b)	49,972	1,415,207
Tech Data Corporation (a)	500	23,335
Trimble Navigation Ltd. (a) (b)	10,102	359,429

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Electronic Equipment, Instruments & Components - 2.0% (Continued)
TTM Technologies, Inc. (a) (b)	62,710	$868,533
Universal Display Corporation (a) (b)	76,559	2,289,880
Viasystems Group, Inc. (a)	5,052	113,367
Vishay Precision Group, Inc. (a) (b)	7,582	129,273
X-Rite, Inc. (a)	4,816	23,406
Zygo Corporation (a)	12,527	150,324
		38,544,612
Internet Software & Services - 1.7%
Active Network, Inc. (The) (a)	6,274	113,873
Ancestry.com, Inc. (a)	4,243	151,093
AOL, Inc. (a)	17,335	297,815
Autobytel, Inc. (a)	1,800	1,818
comScore, Inc. (a)	21,911	477,879
Cornerstone OnDemand, Inc. (a)	16,800	275,520
DealerTrack Holdings, Inc. (a)	4,945	114,675
Dice Holdings, Inc. (a) (b)	122,636	1,691,151
EarthLink, Inc.	4,110	33,044
EasyLink Services International Corporation - Class A (a)	186,388	987,856
Envestnet, Inc. (a)	21,444	304,076
GigaMedia Ltd. (a)	146,327	175,592
GlobalSCAPE, Inc. (a)	212	466
IAC/InterActiveCorporation (a)	20,710	857,187
InfoSpace, Inc. (a) (b)	32,469	309,430
Internap Network Services Corporation (a) (b)	428,649	2,666,197
IntraLinks Holdings, Inc. (a) (b)	41,635	636,183
Keynote Systems, Inc. (b)	35,782	856,979
Limelight Networks, Inc. (a)	464,272	1,912,801
Liquidity Services, Inc. (a) (b)	183,812	4,444,574
LivePerson, Inc. (a) (b)	113,619	1,398,650
LogMeIn, Inc. (a)	8,475	301,286
LoopNet, Inc. (a) (b)	267,064	4,892,613
Marchex, Inc. - Class B	40,034	347,095
ModusLink Global Solutions, Inc.	300	1,257
Move, Inc. (a) (b)	769,517	1,577,510
NIC, Inc. (b)	7,420	94,753
Open Text Corporation (a)	14,400	972,864
Openwave Systems, Inc. (a)	166,359	374,308
Perficient, Inc. (a)	395	3,954
Points International Ltd. (a)	92	856
Quepasa Corporation (a)	76	642
Rackspace Hosting, Inc. (a)	2,300	92,000
RADVision Ltd. (a)	10,231	73,919
RealNetworks, Inc. (a)	110,340	372,949
Saba Software, Inc. (a)	241	1,870
SciQuest, Inc. (a) (b)	46,301	788,506
SINA Corporation (a)	300	32,427
Sohu.com, Inc. (a)	864	77,846
SPS Commerce, Inc. (a)	11,055	203,080

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Internet Software & Services - 1.7% (Continued)
Subaye, Inc. (a)	37,723	$18,484
United Online, Inc.	243,159	1,451,659
Velti plc (a) (b)	29,794	491,899
Vistaprint N.V. (a)	15,967	426,319
Vocus, Inc. (a) (b)	44,140	1,261,080
Web.com Group, Inc. (a) (b)	69,173	601,113
WebMD Health Corporation (a)	4,822	169,976
WebMediaBrands, Inc. (a)	592	687
Yahoo!, Inc. (a)	38,600	505,660
Zillow, Inc. (a)	560	18,043
Zix Corporation (a)	22,976	88,228
		32,949,742
IT Services - 1.6%
Acxiom Corporation (a) (b)	141,786	1,948,140
Booz Allen Hamilton Holding Corporation (a)	4,200	76,398
Broadridge Financial Solutions, Inc. (b)	28,896	666,342
Cardtronics, Inc. (a) (b)	36,507	838,931
Cass Information Systems, Inc.	413	15,504
CGI Group, Inc. (a)	87,706	1,883,925
China Information Technologies, Inc. (a)	244,780	521,381
CIBER, Inc. (a) (b)	144,730	726,545
CoreLogic, Inc. (a) (b)	27,544	434,644
DST Systems, Inc.	2,809	143,793
Dynamics Research Corporation (a) (b)	21,814	263,731
ExlService Holdings, Inc. (a)	5,460	127,436
Forrester Research, Inc. (b)	34,770	1,098,732
Genpact Ltd. (a)	8,000	132,000
Global Cash Access Holdings, Inc. (a) (b)	631,425	1,774,304
Global Payments, Inc.	12,100	573,661
Hackett Group, Inc. (The) (a)	53,479	233,703
iGATE Corporation (b)	31,669	474,718
Interxion Holding N.V. (a)	36,720	545,292
Jack Henry & Associates, Inc.	12,036	348,442
Lender Processing Services, Inc. (b)	250,850	4,723,506
Lionbridge Technologies, Inc. (a)	35,510	115,407
LML Payment Systems, Inc. (a) (b)	160,544	484,843
Mantech International Corporation - Class A	3,570	145,656
MAXIMUS, Inc.	6,317	244,026
MoneyGram International, Inc. (a) (b)	103,292	347,061
Ness Technologies, Inc. (a) (b)	327,566	2,512,431
NeuStar, Inc. - Class A (a)	31,115	810,235
Online Resources Corporation (a) (b)	147,289	524,349
PFSweb, Inc. (a)	47,582	227,918
PRGX Global, Inc. (a) (b)	94,193	614,138
Sapient Corporation (a) (b)	16,315	227,105
ServiceSource International, Inc. (a)	51,189	955,187
Syntel, Inc. (b)	52,125	2,865,311
TeleTech Holdings, Inc. (a) (b)	69,368	1,372,793
Teradata Corporation (a)	900	49,464

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
IT Services - 1.6% (Continued)
Tier Technologies, Inc. (a)	426	$2,130
TNS, Inc. (a) (b)	10,729	181,320
Total System Services, Inc.	15,460	287,711
Unisys Corporation (a)	22,920	476,048
Wright Express Corporation (a)	12,784	628,973
		30,623,234
Office Electronics - 0.1%
Zebra Technologies Corporation - Class A (a) (b)	38,118	1,524,720

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Analogic Technologies, Inc. (a) (b)	179,232	1,084,354
Advanced Energy Industries, Inc. (a) (b)	78,966	837,829
Alpha & Omega Semiconductor Ltd. (a) (b)	104,422	1,173,703
Amkor Technology, Inc. (a) (b)	289,750	1,544,367
ANADIGICS, Inc. (a)	1,078,326	3,385,944
Applied Micro Circuits Corporation (a)	143,205	903,624
Atmel Corporation (a)	2,084	25,216
AuthenTec, Inc. (a)	889	2,311
Avago Technologies Ltd.	2,400	80,712
Axcelis Technologies, Inc. (a) (b)	1,000,545	1,660,905
AXT, Inc. (a)	8	70
Brooks Automation, Inc. (a) (b)	157,372	1,496,608
Canadian Solar, Inc. (a)	16,080	141,022
Cavium Networks, Inc. (a)	1,849	63,772
CEVA, Inc. (a) (b)	31,901	964,048
ChipMOS TECHNOLOGIES (Bermuda) LTD. (a)	4,449	34,213
Cohu, Inc.	26,446	331,104
Cree, Inc. (a)	2,500	82,150
CVD Equipment Corporation (a)	10,300	167,169
Cymer, Inc. (a)	51,054	2,247,908
Cypress Semiconductor Corporation (a) (b)	1,300	26,754
Diodes, Inc. (a) (b)	81,990	1,930,864
DSP Group, Inc. (a)	27,043	205,256
Entegris, Inc. (a) (b)	574,251	4,921,331
Exar Corporation (a)	29,805	197,011
EZchip Semiconductor Ltd. (a) (b)	51,676	1,596,272
Fairchild Semiconductor International, Inc. (a) (b)	321,813	4,830,413
FormFactor, Inc. (a)	547	5,027
Freescale Semiconductor Holdings I Ltd. (a)	9,500	155,135
GT Solar International, Inc. (a) (b)	264,567	3,608,694
Hittite Microwave Corporation (a)	300	16,797
Inphi Corporation (a) (b)	70,546	895,229
Integrated Device Technology, Inc. (a) (b)	80,660	551,714
Integrated Silicon Solution, Inc. (a) (b)	38,896	345,785
International Rectifier Corporation (a) (b)	90,377	2,321,785
Intersil Corporation - Class A	85,916	1,035,288
IXYS Corporation (a) (b)	53,858	734,623
Kulicke & Soffa Industries, Inc. (a) (b)	423,088	3,892,410
Lattice Semiconductor Corporation (a)	172,393	1,068,837

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Semiconductors & Semiconductor Equipment - 3.9% (Continued)
LTX-Credence Corporation (a) (b)	216,211	$1,554,557
MagnaChip Semiconductor Corporation - ADR (a)	9,712	103,044
Mattson Technology, Inc. (a) (b)	471,570	820,532
Mellanox Technologies Ltd. (a) (b)	34,939	1,217,624
Micrel, Inc. (b)	139,633	1,417,275
Micron Technology, Inc. (a)	11,400	84,018
Microsemi Corporation (a)	22,236	441,385
Mindspeed Technologies, Inc. (a)	104,510	711,713
MKS Instruments, Inc. (b)	7,095	177,020
Monolithic Power Systems, Inc. (a)	36,491	492,264
Nanometrics, Inc. (a)	108,955	1,840,250
National Semiconductor Corporation	94,750	2,342,220
NetLogic Microsystems, Inc. (a)	741	25,602
Nova Measuring Instruments Ltd. (a) (b)	135,100	1,153,754
NVE Corporation (a)	389	21,422
NXP Semiconductors N.V. (a)	4,600	90,988
OmniVision Technologies, Inc. (a)	1,800	52,632
PDF Solutions, Inc. (a) (b)	16,942	101,652
Pericom Semiconductor Corporation (a)	28,314	231,608
Photronics, Inc. (a) (b)	61,831	462,496
Pixelworks, Inc. (a)	2,400	5,856
PMC-Sierra, Inc. (a) (b)	263,710	1,843,333
Rambus, Inc. (a)	370,008	5,135,711
Rudolph Technologies, Inc. (a) (b)	75,602	649,421
SemiLEDs Corporation (a)	54,341	294,528
Silicon Image, Inc. (a)	88,749	508,532
Spansion, Inc. - Class A (a) (b)	32,345	588,032
Standard Microsystems Corporation (a)	5,363	126,889
SunPower Corporation - Class A (a)	8	157
Supertex, Inc. (a)	7,437	144,129
Teradyne, Inc. (a)	268	3,615
Tessera Technologies, Inc. (a) (b)	244,943	3,848,054
Tower Semiconductor Ltd. (a)	1,732	1,819
Trident Microsystems, Inc. (a)	193,969	126,080
Ultratech, Inc. (a) (b)	73,989	1,949,610
Varian Semiconductor Equipment Associates, Inc. (a) (b)	10,778	654,656
Veeco Instruments, Inc. (a)	2,494	99,236
Vitesse Semiconductor Corporation (a)	3,760	13,686
		73,901,654
Software - 3.2%
Accelrys, Inc. (a)	255	1,854
ACI Worldwide, Inc. (a) (b)	74,776	2,703,900
Actuate Corporation (a) (b)	151,815	921,517
Allot Communications Ltd. (a)	21,397	317,104
American Software, Inc. - Class A	14,496	124,086
ANSYS, Inc. (a)	12,686	641,912
Ariba, Inc. (a)	29,405	972,423
Aspen Technology, Inc. (a) (b)	47,649	738,559
BroadSoft, Inc. (a)	9	263

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Software - 3.2% (Continued)
BSQUARE Corporation (a)	10,961	$68,397
Callidus Software, Inc. (a) (b)	60,961	313,340
CDC Corporation - Class A (a)	169,486	322,023
ClickSoftware Technologies Ltd. (b)	102,701	930,471
CommVault Systems, Inc. (a) (b)	40,195	1,556,350
Compuware Corporation (a) (b)	210,522	2,033,643
Convio, Inc. (a) (b)	107,471	1,091,905
Datawatch Corporation (a)	2,190	12,373
Deltek, Inc. (a)	6,715	48,079
DemandTec, Inc. (a)	46,054	329,747
Digimarc Corporation (a)	25,851	1,026,543
ePlus, inc. (a)	353	9,365
FalconStor Software, Inc. (a)	723	3,109
Fortinet, Inc. (a)	59,100	1,200,912
Fundtech Ltd.	2,545	48,100
Glu Mobile, Inc. (a)	478,166	2,400,393
Informatica Corporation (a)	12,600	644,238
Interactive Intelligence Group (a)	12,399	471,286
JDA Software Group, Inc. (a) (b)	106,478	2,977,125
Kenexa Corporation (a)	4,495	114,937
Magma Design Automation, Inc. (a)	204,202	1,519,263
Manhattan Associates, Inc. (a) (b)	35,769	1,334,184
MICROS Systems, Inc. (a)	6,900	337,893
MicroStrategy, Inc. - Class A (a)	202	32,193
MIND CTI Ltd.	1,027	2,629
Mitek Systems, Inc. (a)	14,700	139,209
Monotype Imaging Holdings, Inc. (a) (b)	2,297	31,469
Motricity, Inc. (a)	203,943	1,211,421
Net 1 UEPS Technologies, Inc. (a) (b)	131,384	1,036,620
NetScout Systems, Inc. (a) (b)	114,549	1,746,872
NetSol Technologies, Inc. (a)	197,402	173,714
NetSuite, Inc. (a) (b)	11,392	446,680
OPNET Technologies, Inc. (b)	41,707	1,430,967
Parametric Technology Corporation (a)	1,064	22,121
Pegasystems, Inc.	55,801	2,252,128
Pervasive Software, Inc. (a)	6,602	48,459
Progress Software Corporation (a) (b)	215,228	5,186,995
PROS Holdings, Inc. (a)	17,668	288,342
QAD, Inc. - Class A (a)	202	2,182
Qlik Technologies, Inc. (a)	400	12,124
Quest Software, Inc. (a) (b)	135,378	2,569,474
Radiant Systems, Inc. (a) (b)	277,877	7,833,353
RealPage, Inc. (a)	11,000	264,550
S1 Corporation (a) (b)	285,133	2,680,250
Salesforce.com, Inc. (a)	800	115,768
Smith Micro Software, Inc. (a) (b)	351,921	1,252,839
SolarWinds, Inc. (a)	54,485	1,171,972
Solera Holdings, Inc. (b)	7,408	413,959
SS&C Technologies Holdings, Inc. (a) (b)	17,978	332,953

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Software - 3.2% (Continued)
SuccessFactors, Inc. (a)	66,008	$1,782,216
Synchronoss Technologies, Inc. (a)	35	1,024
TeleNav, Inc. (a)	16,157	162,055
THQ, Inc. (a)	124	330
TIBCO Software, Inc. (a)	19,900	518,196
TigerLogic Corporation (a)	100	348
Ultimate Software Group, Inc. (The) (a)	1,314	71,455
Verint Systems, Inc. (a) (b)	47,891	1,629,252
VMware, Inc. - Class A (a)	800	80,272
		60,159,685
Materials - 7.1%
Chemicals - 2.3%
A. Schulman, Inc. (b)	63,380	1,403,867
Albemarle Corporation	1,200	79,896
American Vanguard Corporation	65,396	893,309
Arch Chemicals, Inc. (b)	259,870	12,245,074
Balchem Corporation	5,572	243,886
Cabot Corporation (b)	39,147	1,530,648
Chemtura Corporation (a)	27,365	481,624
Cytec Industries, Inc.	24,815	1,389,640
Ecolab, Inc.	8,300	415,000
FMC Corporation	300	26,271
FutureFuel Corporation	345	4,230
Georgia Gulf Corporation (a)	79,530	1,593,781
H.B. Fuller Company (b)	78,552	1,795,699
Innophos Holdings, Inc. (b)	55,299	2,665,412
Innospec, Inc. (a) (b)	22,118	710,430
International Flavors and Fragrances, Inc.	300	18,351
KMG Chemicals, Inc.	9,930	166,427
Koppers Holdings, Inc.	2,435	90,144
Kraton Performance Polymers, Inc. (a)	26,506	956,867
Landec Corporation (a)	378	2,336
LSB Industries, Inc. (a) (b)	38,854	1,544,058
Lubrizol Corporation (The)	9,500	1,278,700
Methanex Corporation	2,500	74,100
Minerals Technologies, Inc.	5,425	351,432
Nalco Holding Company	2,800	98,980
NL Industries, Inc.	4,753	85,554
Olin Corporation	170,620	3,567,664
OM Group, Inc. (a)	1,483	53,803
OMNOVA Solutions, Inc. (a)	81,121	548,378
Quaker Chemical Corporation	17	689
Rockwood Holdings, Inc. (a)	300	18,141
RPM International, Inc. (b)	64,410	1,357,763
Sensient Technologies Corporation (b)	62,520	2,320,742
Solutia, Inc. (a) (b)	38,152	817,979
Spartech Corporation (a)	84,366	485,105
TOR Minerals International, Inc. (a)	77	1,402
TPC Group, Inc. (a) (b)	41,395	1,662,009

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Materials - 7.1% (Continued)
Chemicals - 2.3% (Continued)
Valspar Corporation (The)	60	$1,972
W.R. Grace & Company (a)	43,957	2,217,191
Westlake Chemical Corporation (b)	8,384	433,872
		43,632,426
Construction Materials - 0.0%
Eagle Materials, Inc.	16,710	415,243
Headwaters, Inc. (a)	127,364	291,664
		706,907
Containers & Packaging - 0.6%
Aptargroup, Inc.	400	20,420
Bemis Company, Inc.	1,900	60,040
Crown Holdings, Inc. (a)	2,600	99,866
Graham Packaging Company, Inc. (a) (b)	88,670	2,247,785
Graphic Packaging Holding Company (a) (b)	127,809	632,655
Greif, Inc. - Class A (b)	29,079	1,775,273
Myers Industries, Inc.	17,770	211,463
Packaging Corporation of America (b)	35,350	942,784
Rock-Tenn Company - Class A	285	17,498
Sealed Air Corporation	26,161	563,246
Silgan Holdings, Inc.	13,482	522,832
Temple-Inland, Inc. (b)	127,773	3,835,745
UFP Technologies, Inc. (a)	5,954	112,233
		11,041,840
Metals & Mining - 4.0%
A.M. Castle & Company (a)	7,842	136,137
Agnico-Eagle Mines Ltd.	100	5,575
Almaden Minerals Ltd. (a)	117,792	389,892
Augusta Resource Corporation (a)	1,900	9,348
AuRico Gold, Inc. (a)	51,038	619,091
Aurizon Mines Ltd. (a) (b)	363,055	2,142,025
Banro Corporation (a) (b)	178,229	777,078
Barrick Gold Corporation	2,700	128,439
Brigus Gold Corporation (a) (b)	583,189	979,758
Cardero Resource Corporation (a)	2,235	2,950
Carpenter Technology Corporation	33,819	1,942,563
China Direct Industries, Inc. (a)	653	646
Claude Resources, Inc. (a) (b)	114,453	204,871
Commercial Metals Company (b)	201,496	2,923,707
Compass Minerals International, Inc. (b)	4,422	348,188
Endeavour Silver Corporation (a)	158,060	1,541,085
Entrée Gold, Inc. (a) (b)	64,081	145,464
Exeter Resource Corporation (a) (b)	286,697	1,201,260
First Majestic Silver Corporation (a)	19,700	440,689
Friedman Industries, Inc.	900	10,665
General Moly, Inc. (a) (b)	282,358	1,290,376
General Steel Holdings, Inc. (a)	833	1,225
Globe Specialty Metals, Inc. (b)	73,460	1,695,457
Gold Reserve, Inc. (a)	1,881	4,477
Goldcorp, Inc.	100	4,781

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Materials - 7.1% (Continued)
Metals & Mining - 4.0% (Continued)
Golden Star Resources Ltd. (a) (b)	2,676,939	$6,772,656
Great Basin Gold Ltd. (a)	97,666	196,309
Great Panther Silver Ltd. (a) (b)	1,386,200	4,671,494
Handy & Harman Ltd. (a) (b)	22,416	317,186
Harry Winston Diamond Corporation (a)	6,226	96,939
Haynes International, Inc. (b)	67,100	4,203,144
Horsehead Holding Corporation (a)	15,155	169,281
IAMGOLD Corporation	4,600	92,000
International Tower Hill Mines Ltd. (a) (b)	170,377	1,277,828
Ivanhoe Mines Ltd. (a) (b)	10,185	267,153
Jaguar Mining, Inc. (a)	2,437	11,625
Keegan Resources, Inc. (a) (b)	68,362	546,212
Kinross Gold Corporation	12,400	202,616
MAG Silver Corporation (a) (b)	68,787	687,870
Metals USA Holdings Corporation (a) (b)	39,443	606,633
Minco Gold Corporation (a)	112,657	175,745
Minefinders Corporation Ltd. (a) (b)	52,663	769,406
Mines Management, Inc. (a)	89,870	170,753
Molycorp, Inc. (a)	5,600	356,328
Nevsun Resources Ltd. (b)	163,881	935,761
New Gold, Inc. (a)	74,100	800,280
Noranda Aluminum Holding Corporation (a) (b)	117,551	1,631,608
North American Palladium Ltd. (a) (b)	1,161,043	4,864,770
Northern Dynasty Minerals Ltd. (a) (b)	321,465	3,401,100
Northgate Minerals Corporation (a) (b)	1,940,514	6,248,455
NovaGold Resources, Inc. (a)	90,300	904,806
Paramount Gold and Silver Corporation (a)	184,693	555,926
Platinum Group Metals Ltd. (a)	168,794	295,390
Qiao Xing Universal Resources, Inc. (a)	3,200	4,000
Revett Minerals, Inc. (a)	13,531	61,295
Richmont Mines, Inc. (a) (b)	135,297	1,058,023
Rubicon Minerals Corporation (a) (b)	330,255	1,387,071
Seabridge Gold, Inc. (a)	6,756	186,803
Silver Bull Resources, Inc. (a)	200	136
Silver Wheaton Corporation	2,600	93,808
Silvercorp Metals, Inc.	79,801	826,738
Southern Copper Corporation	6,200	211,792
SunCoke Energy, Inc. (a)	33,165	568,116
Taseko Mines Ltd. (a) (b)	732,192	3,258,254
Terra Nova Royalty Corporation (b)	116,444	905,934
Thompson Creek Metals Company, Inc. (a)	5,800	52,432
U.S. Energy Corporation (a) (b)	44,672	188,963
Universal Stainless & Alloy Products, Inc. (a) (b)	85,435	3,818,090
US Gold Corporation (a)	94,206	598,208
Vista Gold Corporation (a) (b)	972,989	3,006,536
Worthington Industries, Inc.	105,629	2,215,040
Yamana Gold, Inc.	300	3,894
		76,620,154

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Materials - 7.1% (Continued)
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	56,334	$1,514,821
Clearwater Paper Corporation (a) (b)	23,749	1,796,374
Domtar Corporation	300	23,985
KapStone Paper and Packaging Corporation (a) (b)	21,053	328,216
MeadWestvaco Corporation	1,200	37,368
Mercer International, Inc. (a)	61,510	568,353
Neenah Paper, Inc.	10,398	209,936
Verso Paper Corporation (a)	31,212	78,342
		4,557,395
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)	474,010	1,848,639
AboveNet, Inc.	1,102	67,101
BCE, Inc.	2,600	99,242
CenturyLink, Inc. (b)	17	625
Cincinnati Bell, Inc. (a)	1,339,516	4,634,725
Cogent Communications Group, Inc. (a) (b)	41,151	620,146
Frontier Communications Corporation	7,574	56,729
General Communication, Inc. - Class A (a)	34,780	394,753
Globalstar, Inc. (a)	121,662	121,662
Hawaiian Telcom Holdco, Inc. (a)	454	10,910
HickoryTech Corporation	28,561	305,032
IDT Corporation - Class B (b)	70,738	1,706,908
inContact, Inc. (a)	71,427	337,135
Level 3 Communications, Inc. (a) (b)	670,600	1,461,908
PAETEC Holding Corporation (a) (b)	163,347	721,994
Premiere Global Services, Inc. (a)	52,946	447,923
SureWest Communications (b)	62,411	818,832
Towerstream Corporation (a) (b)	82,319	354,795
Vonage Holdings Corporation (a)	191,651	768,521
		14,777,580
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd.	2,474	65,140
Clearwire Corporation - Class A (a)	90,675	196,765
FiberTower Corporation (a)	250,651	280,729
NTELOS Holdings Corporation (b)	43,122	837,429
Rogers Communications, Inc. - Class B	12,700	484,632
Shenandoah Telecommunications Company	58	920
Sprint Nextel Corporation (a)	74,900	316,827
Telephone and Data Systems, Inc. (b)	2,277	64,576
		2,247,018
Utilities - 3.0%
Electric Utilities - 0.9%
ALLETE, Inc.	7,958	320,310
Central Vermont Public Service Corporation (b)	67,704	2,375,733
Cleco Corporation	25,711	892,686
DPL, Inc.	3,898	117,914
Entergy Corporation	2,400	160,320
Great Plains Energy, Inc.	32,100	647,457

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Utilities - 3.0% (Continued)
Electric Utilities - 0.9% (Continued)
Hawaiian Electric Industries, Inc.	6,949	$162,607
IDACORP, Inc. (b)	106,538	4,177,355
ITC Holdings Corporation	500	35,130
Northeast Utilities	2,300	78,200
Otter Tail Corporation	8,287	172,204
Pepco Holdings, Inc.	38,200	713,576
PNM Resources, Inc.	35,689	536,049
UIL Holdings Corporation (b)	107,851	3,443,682
Unisource Energy Corporation (b)	94,317	3,472,752
Unitil Corporation	9,218	235,520
		17,541,495
Gas Utilities - 1.0%
AGL Resources, Inc. (b)	142,350	5,807,880
Atmos Energy Corporation (b)	126,793	4,238,690
Chesapeake Utilities Corporation	7,949	306,911
Ferrellgas Partners, L.P.	31,517	635,383
Laclede Group, Inc. (The) (b)	37,649	1,402,425
New Jersey Resources Corporation	829	36,153
Nicor, Inc. (b)	23,456	1,283,043
ONEOK, Inc.	2,700	196,533
Questar Corporation (b)	57,802	1,065,291
South Jersey Industries, Inc.	11,591	585,345
Southwest Gas Corporation (b)	77,140	2,876,550
WGL Holdings, Inc.	200	7,762
		18,441,966
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)	200	314
Atlantic Power Corporation (b)	108,577	1,694,887
Dynegy, Inc. (a)	98,521	563,540
Ormat Technologies, Inc. (b)	24,723	515,722
Synthesis Energy Systems, Inc. (a) (b)	526,712	1,090,294
		3,864,757
Multi-Utilities - 0.8%
Alliant Energy Corporation	500	19,705
Ameren Corporation	1,900	54,758
Avista Corporation (b)	182,928	4,611,615
CenterPoint Energy, Inc.	9,100	178,178
CMS Energy Corporation	5,526	105,768
Integrys Energy Group, Inc.	2,900	145,609
MDU Resources Group, Inc. (b)	143,891	3,102,290
NorthWestern Corporation	15,111	483,854
NSTAR (b)	10,457	463,559
OGE Energy Corporation	4,859	243,144
SCANA Corporation	1,700	66,623
TECO Energy, Inc.	25,800	478,074
Vectren Corporation (b)	30,555	806,958
Wisconsin Energy Corporation	146,107	4,478,179

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Value
Utilities - 3.0% (Continued)
Multi-Utilities - 0.8% (Continued)
Xcel Energy, Inc.	3,300	$79,200
		15,317,514
Water Utilities - 0.1%
American States Water Company (b)	10,823	370,038
American Water Works Company, Inc.	11,400	319,200
Aqua America, Inc.	13,300	281,295
California Water Service Group (b)	61,688	1,129,507
Cascal N.V. (a)	10,545	66,434
Connecticut Water Service, Inc.	225	5,699
Consolidated Water Company, Inc.	5,710	51,504
Pennichuck Corporation	887	25,324
SJW Corporation	1,058	24,884
Tri-Tech Holding, Inc. (a) (b)	45,745	299,630
York Water Company	194	3,306
		2,576,821

Total Common Stocks (Cost $1,807,133,747)		$1,741,465,316

CORPORATE BONDS - 0.0%	Par Value	Value
Financials - 0.0%
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (a) (Cost $0)	$3,100	$2,081

CLOSED-END FUNDS - 2.0%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	100	$763
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	191	3,608
Aberdeen Indonesia Fund, Inc.	193	2,754
Aberdeen Israel Fund, Inc.	1,682	28,981
Aberdeen Latin America Equity Fund, Inc.	100	3,700
Adams Express Company (The)	13,094	141,284
Advent/Claymore Convertible Securities & Income Fund	186	3,346
Advent/Claymore Enhanced Growth & Income Fund	2,378	25,849
Advent/Claymore Global Convertible Securities & Income Fund	39,359	318,021
AGIC Equity & Convertible Income Fund	154	2,733
AGIC International & Premium Strategy Fund	100	1,300
Alliance California Municipal Income Fund, Inc.	500	6,475
Alliance New York Municipal Income Fund, Inc.	100	1,390
AllianceBernstein Global High Income Fund, Inc.	100	1,465
AllianceBernstein Income Fund, Inc.	107	842
AllianceBernstein National Municipal Income Fund, Inc.	100	1,335
Alpine Global Premier Properties Fund	109	783
Alpine Total Dynamic Dividend Fund	100	566
American Income Fund, Inc.	300	2,349
American Municipal Income Portfolio, Inc.	100	1,318

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.0% (Continued)	Shares	Value
American Select Portfolio, Inc.	2,516	$25,789
American Strategic Income Portfolio, Inc.	500	5,565
American Strategic Income Portfolio, Inc. II	4,110	36,620
American Strategic Income Portfolio, Inc. III	100	774
ASA Gold and Precious Metals Ltd.	5,200	152,932
Asia Pacific Fund, Inc. (The) (a)	110	1,334
Asia Tigers Fund, Inc. (The)	100	1,946
Bancroft Fund Ltd.	800	13,464
BlackRock Build America Bond Trust	87,077	1,603,088
BlackRock California Municipal Income Trust	147	1,935
BlackRock Core Bond Trust	4,962	61,033
BlackRock Corporate High Yield Fund III, Inc.	100	703
BlackRock Corporate High Yield Fund V, Inc.	31,481	362,661
BlackRock Corporate High Yield Fund VI, Inc.	10,850	122,713
BlackRock Credit Allocation Income Trust I, Inc.	6,284	58,190
BlackRock Credit Allocation Income Trust II, Inc.	7,765	78,038
BlackRock Credit Allocation Income Trust III	7,194	76,760
BlackRock Credit Allocation Income Trust IV	96,773	1,195,147
BlackRock Debt Strategies Fund, Inc.	132	541
BlackRock Energy and Resources Trust	100	2,912
BlackRock Enhanced Capital and Income Fund	336	4,472
BlackRock Enhanced Equity Dividend Trust	40,864	311,384
BlackRock Equity Dividend Trust	9,985	94,558
BlackRock Floating Rate Income Trust	100	1,455
BlackRock Florida Municipal 2020 Term Trust	100	1,391
BlackRock Global Opportunities Equity Trust	100	1,734
BlackRock High Income Shares	100	212
BlackRock High Yield Trust	100	664
BlackRock Income Opportunity Trust, Inc.	100	953
BlackRock Income Trust, Inc.	100	706
BlackRock International Growth & Income Trust	190	1,828
BlackRock Long-Term Municipal Advantage Trust	110	1,144
BlackRock Muni Intermediate Duration Fund, Inc.	3,403	46,689
BlackRock Muni New York Intermediate Duration Fund, Inc.	2,400	31,152
BlackRock MuniAssets Fund, Inc.	100	1,166
BlackRock Municipal Income Investment Quality Trust	100	1,342
BlackRock Municipal Income Investment Trust	100	1,274
BlackRock Municipal Income Quality Trust	100	1,315
BlackRock MuniEnhanced Fund, Inc.	3,294	32,907
BlackRock MuniHoldings California Quality Fund, Inc.	188	2,472
BlackRock MuniHoldings Investment Quality Fund	100	1,289
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	610	8,381
BlackRock MuniHoldings Quality Fund II, Inc.	9,800	122,108
BlackRock MuniHoldings Quality Fund, Inc.	200	2,460
BlackRock MuniVest Fund, Inc.	462	4,209
BlackRock MuniYield Arizona Fund, Inc.	1,300	16,679
BlackRock MuniYield California Fund, Inc.	4,468	59,380
BlackRock MuniYield California Quality Fund, Inc.	16,049	208,637
BlackRock MuniYield Investment Quality Fund	5,222	64,701
BlackRock MuniYield Michigan Quality Fund II, Inc.	9,063	111,294
BlackRock MuniYield Michigan Quality Fund, Inc.	3,200	42,848

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.0% (Continued)	Shares	Value
BlackRock MuniYield New Jersey Fund, Inc.	5,576	$75,443
BlackRock MuniYield New Jersey Quality Fund, Inc.	1,600	21,056
BlackRock MuniYield New York Quality Fund, Inc.	190	2,394
BlackRock MuniYield Pennsylvania Quality Fund	128	1,784
BlackRock MuniYield Quality Fund II, Inc.	300	3,486
BlackRock MuniYield Quality Fund III, Inc.	46,118	561,256
BlackRock MuniYield Quality Fund, Inc.	21,745	288,339
BlackRock New Jersey Municipal Bond Trust	100	1,355
BlackRock New York Quality Municipal Income Trust	100	1,338
BlackRock Pennsylvania Strategic Municipal Trust	100	1,310
BlackRock Resources & Commodities Strategy Trust	5,379	98,758
BlackRock S&P Quality Rankings Global Equity Managed Trust	100	1,307
BlackRock Senior High Income Fund, Inc.	5,940	23,463
BlackRock Strategic Bond Trust	100	1,283
BlackRock Strategic Equity Dividend Trust	172	1,746
BlackRock Strategic Municipal Trust	100	1,215
Boulder Growth & Income Fund, Inc. (a)	27,977	174,856
Boulder Total Return Fund, Inc. (a)	12,470	195,280
Calamos Convertible and High Income Fund	125	1,556
Calamos Global Dynamic Income Fund	37	310
Calamos Strategic Total Return Fund	174,242	1,601,284
CBRE Clarion Global Real Estate Income Fund	115,003	923,474
Central Europe & Russia Fund, Inc. (The)	130	5,538
Central Securities Corporation	766	18,078
China Fund, Inc. (The)	120	3,602
Clough Global Allocation Fund	9,245	136,456
Clough Global Equity Fund	19,232	271,940
Clough Global Opportunities Fund	106,446	1,360,380
Cohen & Steers Closed-End Opportunity Fund, Inc.	100	1,301
Cohen & Steers Dividend Majors Fund, Inc.	3,859	50,823
Cohen & Steers Global Income Builder, Inc.	138	1,486
Cohen & Steers Infrastructure Fund, Inc.	15,469	265,139
Cohen & Steers Quality Income Realty Fund, Inc.	170,273	1,600,567
Cohen & Steers REIT and Preferred Income Fund, Inc.	13,843	213,459
DCA Total Return Fund	47,399	178,694
Delaware Enhanced Global Dividend and Income Fund	4,761	57,180
Delaware Investments Colorado Municipal Income Fund, Inc.	4,414	56,146
Delaware Investments Minnesota Municipal Income Fund II	11,633	147,623
Delaware Investments National Municipal Income Fund	300	3,752
Denali Fund (The) (a)	400	5,972
Diamond Hill Financial Trends Fund, Inc.	4,100	37,105
Dividend and Income Fund, Inc.	17,100	67,032
Dreyfus Municipal Income, Inc.	100	862
Dreyfus Strategic Municipals, Inc.	170	1,351
DTF Tax-Free Income, Inc.	100	1,522
DWS Global High Income Fund, Inc.	100	779
DWS High Income Opportunities Fund, Inc.	100	1,444
DWS Strategic Income Trust	100	1,304
Eagle Capital Growth Fund, Inc.	700	4,725
Eaton Vance California Municipal Income Trust	100	1,145

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.0% (Continued)	Shares	Value
Eaton Vance Enhanced Equity Income Fund	18,368	$209,763
Eaton Vance Enhanced Equity Income Fund II	54,919	620,035
Eaton Vance Floating-Rate Income Trust	120	1,849
Eaton Vance Michigan Municipal Bond Fund	100	1,315
Eaton Vance Michigan Municipal Income Trust	500	5,795
Eaton Vance Municipal Bond Fund	171	1,958
Eaton Vance National Municipal Opportunities Trust	2,603	48,884
Eaton Vance Ohio Municipal Income Trust	100	1,229
Eaton Vance Pennsylvania Municipal Income Trust	100	1,245
Eaton Vance Risk-Managed Diversified Equity Income Fund	139,572	1,603,682
Eaton Vance Senior Floating-Rate Trust	79,478	1,172,300
Eaton Vance Senior Income Trust	8,200	55,842
Eaton Vance Short Duration Diversified Income Fund	2,800	46,620
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	32,127	546,159
Eaton Vance Tax-Advantaged Global Dividend Income Fund	100	1,444
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	100	2,074
Eaton Vance Tax-Managed Buy-Write Income Fund	25,778	335,114
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	69,916	860,666
Eaton Vance Tax-Managed Diversified Equity Income Fund	8,100	84,645
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	78,582	920,981
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	60,364	601,225
Ellsworth Fund Ltd.	4,523	33,018
Equus Total Return, Inc. (a)	6,175	14,202
European Equity Fund, Inc. (The)	187	1,436
Federated Enhanced Treasury Income Fund	12,557	192,624
Federated Premier Intermediate Municipal Income Fund	5,586	71,836
First Opportunity Fund, Inc. (a)	34,277	234,455
First Trust Active Dividend Income Fund (The)	1,504	14,183
First Trust Enhanced Equity Income Fund	180	2,110
First Trust High Income Long/Short Fund	12,179	218,248
First Trust Specialty Finance & Finance Opportunities Fund	400	2,720
First Trust Strategic High Income Fund	10,678	40,897
First Trust Strategic High Income Fund II	100	507
First Trust Strategic High Income Fund III	100	449
First Trust/Aberdeen Emerging Opportunity Fund	794	16,452
Fort Dearborn Income Securities, Inc.	100	1,490
Foxby Corporation (a)	200	242
Franklin Templeton Limited Duration Income Trust	100	1,409
Franklin Universal Trust	12,100	77,682
Gabelli Dividend & Income Trust	58,478	922,783
Gabelli Global Multimedia Trust, Inc.	100	770
Gabelli Healthcare & WellnessRx Trust (The) (a)	6,106	45,856
GDL Fund (The)	8,355	108,782
General American Investors Company, Inc.	18,489	505,674
Global Income & Currency Fund, Inc.	100	1,415
Greater China Fund, Inc. (a)	166	2,158
Guggenheim Build America Bonds Managed Duration Trust	30,237	582,667

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.0% (Continued)	Shares	Value
Guggenheim Enhanced Equity Strategy Fund	100	$1,734
H&Q Healthcare Investors	8,892	129,290
H&Q Life Sciences Investors	53,583	633,351
Helios Advantage Income Fund, Inc.	400	3,234
Helios High Income Fund, Inc.	400	3,240
Helios High Yield Fund	100	976
Helios Multi-Sector High Income Fund, Inc.	4,116	22,721
Helios Strategic Income Fund, Inc.	15,009	85,551
Helios Strategic Mortgage Income Fund, Inc.	100	630
Helios Total Return Fund, Inc.	100	607
Herzfeld Caribbean Basin Fund, Inc. (a)	4,800	32,352
India Fund, Inc.	180	5,364
ING Global Advantage and Premium Opportunity Fund	100	1,254
ING Infrastructure, Industrials and Materials Fund	9,000	174,420
ING Risk Managed Natural Resources Fund	100	1,444
Invesco California Insured Municipal Income Trust	1,103	14,295
Invesco California Quality Municipal Securities	100	1,214
Invesco Insured California Municipal Securities	2,500	31,800
Invesco Insured Municipal Bond Trust	100	1,393
Invesco Insured Municipal Income Trust	1,459	20,236
Invesco Insured Municipal Securities	700	9,373
Invesco Insured Municipal Trust	100	1,348
Invesco Municipal Income Opportunities Trust	100	618
Invesco Municipal Income Opportunities Trust II	4,600	31,234
Invesco Municipal Income Opportunities Trust III	1,261	9,243
Invesco Municipal Premium Income Trust	1,100	8,360
Invesco New York Quality Municipal Securities	100	1,383
Invesco Quality Municipal Income Trust	4,658	55,523
Invesco Quality Municipal Investment Trust	100	1,251
Invesco Quality Municipal Securities	800	10,632
Invesco Van Kampen Advantage Municipal Income Trust II	100	1,131
Invesco Van Kampen Bond Fund	100	1,899
Invesco Van Kampen Dynamic Credit Opportunities Fund	2,044	24,732
Invesco Van Kampen Municipal Trust	100	1,270
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	4,961	62,409
Invesco Van Kampen Select Sector Municipal Trust	100	1,110
Invesco Van Kampen Senior Income Trust	50,541	239,564
Invesco Van Kampen Trust for Insured Municipals	1,346	16,139
Invesco Van Kampen Trust for Investment Grade Municipals	100	1,336
Japan Equity Fund, Inc. (The)	276	1,703
Japan Smaller Capitalization Fund, Inc.	140,387	1,168,020
JF China Region Fund, Inc.	363	5,510
John Hancock Bank and Thrift Opportunity Fund	129	2,025
John Hancock Preferred Income Fund	100	2,002
John Hancock Preferred Income Fund II	100	2,005
John Hancock Preferred Income Fund III	2,018	33,378
John Hancock Premium Dividend Fund	3,300	39,039
John Hancock Tax-Advantaged Dividend Income Fund	100	1,618
Kayne Anderson Energy Total Return Fund, Inc.	100	2,674
Kayne Anderson Midstream/Energy Fund, Inc.	19,767	477,966

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.0% (Continued)	Shares	Value
Korea Equity Fund, Inc. (a)	100	$1,501
Latin American Discovery Fund, Inc.	100	1,719
Lazard Global Total Return & Income Fund, Inc.	100	1,529
Lazard World Dividend & Income Fund, Inc.	300	3,909
Liberty All-Star Equity Fund	112	569
Liberty All-Star Growth Fund, Inc.	100	450
LMP Capital and Income Fund, Inc.	140	1,799
LMP Corporate Loan Fund, Inc.	1,500	17,625
LMP Real Estate Income Fund, Inc.	4,935	49,843
Macquarie Global Infrastructure Total Return Fund, Inc.	2,722	48,533
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	100	1,536
Madison Strategic Sector Premium Fund	116	1,401
Madison/Claymore Covered Call & Equity Strategy Fund	158	1,321
Malaysia Fund, Inc.	24,404	270,396
Managed Duration Investment Grade Municipal Fund	100	1,348
Mexico Equity and Income Fund, Inc. (The)	1,040	12,106
Mexico Fund, Inc. (The)	157	4,244
MFS Charter Income Trust	4,086	37,469
MFS Government Markets Income Trust	100	655
MFS InterMarket Income Trust I	100	826
MFS Intermediate High Income Fund	1,700	4,930
MFS Investment Grade Municipal Trust	100	907
MFS Multimarket Income Trust	100	675
Montgomery Street Income Securities, Inc.	100	1,579
Morgan Stanley Asia-Pacific Fund, Inc.	67,111	1,149,611
Morgan Stanley China A Share Fund, Inc. (a)	100	2,581
Morgan Stanley Eastern Europe Fund, Inc. (a)	3,500	64,995
Morgan Stanley Emerging Markets Debt Fund, Inc.	141	1,506
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	137	2,360
Morgan Stanley Emerging Markets Fund, Inc.	101	1,586
Morgan Stanley Frontier Emerging Markets Fund	2,806	35,496
Morgan Stanley Income Securities, Inc.	100	1,709
Neuberger Berman California Intermediate Municipal Fund, Inc.	100	1,392
Neuberger Berman New York Intermediate Municipal Fund, Inc.	100	1,390
Neuberger Berman Real Estate Securities Income Fund, Inc.	6,635	27,602
New Germany Fund, Inc. (The)	955	15,901
New Ireland Fund, Inc. (The)	100	795
NFJ Dividend, Interest & Premium Strategy Fund	100	1,788
Nuveen Arizona Dividend Advantage Municipal Fund	200	2,512
Nuveen Arizona Dividend Advantage Municipal Fund 2	1,900	25,517
Nuveen Arizona Dividend Advantage Municipal Fund 3	3,968	50,195
Nuveen Arizona Premium Income Municipal Fund, Inc.	100	1,306
Nuveen Build America Bond Opportunity Fund	172	3,430
Nuveen Build America Bond Term Fund	51,276	942,453
Nuveen California Dividend Advantage Municipal Fund	100	1,274
Nuveen California Dividend Advantage Municipal Fund 2	100	1,334
Nuveen California Dividend Advantage Municipal Fund 3	135	1,647
Nuveen California Investment Quality Municipal Fund, Inc.	100	1,322

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.0% (Continued)	Shares	Value
Nuveen California Municipal Market Opportunity Fund	200	$2,598
Nuveen California Municipal Value Fund	200	1,754
Nuveen California Municipal Value Fund 2	2,500	35,675
Nuveen California Performance Plus Municipal Fund, Inc.	100	1,295
Nuveen California Quality Income Municipal Fund	100	1,395
Nuveen California Select Quality Municipal Fund, Inc.	100	1,333
Nuveen California Select Tax-Free Income Portfolio	100	1,319
Nuveen Connecticut Dividend Advantage Municipal Fund	100	1,383
Nuveen Connecticut Dividend Advantage Municipal Fund 2	100	1,440
Nuveen Connecticut Dividend Advantage Municipal Fund 3	3,200	41,728
Nuveen Connecticut Premium Income Municipal Fund	2,600	34,086
Nuveen Core Equity Alpha Fund	100	1,329
Nuveen Diversified Dividend and Income Fund	12,292	134,229
Nuveen Dividend Advantage Municipal Fund	1,900	24,662
Nuveen Dividend Advantage Municipal Fund 2	2,282	30,191
Nuveen Dividend Advantage Municipal Fund 3	128	1,704
Nuveen Enhanced Municipal Value Fund	100	1,315
Nuveen Equity Premium Advantage Fund	101	1,225
Nuveen Equity Premium and Growth Fund	9,153	116,884
Nuveen Equity Premium Income Fund	1,100	13,123
Nuveen Equity Premium Opportunity Fund	42,445	505,944
Nuveen Floating Rate Income Fund	9,255	105,600
Nuveen Georgia Dividend Advantage Municipal Fund	100	1,395
Nuveen Georgia Dividend Advantage Municipal Fund 2	100	1,358
Nuveen Georgia Premium Income Municipal Fund	100	1,338
Nuveen Global Government Enhanced Income Fund	100	1,434
Nuveen Insured California Dividend Advantage Municipal Fund	100	1,388
Nuveen Insured California Premium Income Municipal Fund 2, Inc.	2,677	34,292
Nuveen Insured California Premium Income Municipal Fund, Inc.	200	2,680
Nuveen Insured California Tax-Free Advantage Municipal Fund	400	5,020
Nuveen Insured Dividend Advantage Municipal Fund	3,766	51,293
Nuveen Insured Massachusetts Tax Free Advantage Municipal Fund	600	7,908
Nuveen Insured Municipal Opportunity Fund, Inc.	12,675	168,324
Nuveen Insured New York Dividend Advantage Municipal Fund	1,701	23,389
Nuveen Insured New York Premium Income Municipal Fund	2,900	40,513
Nuveen Insured New York Tax Free Advantage Municipal Fund	2,300	31,211
Nuveen Insured Premium Income Municipal Fund 2	172	2,091
Nuveen Insured Quality Municipal Fund, Inc.	100	1,314
Nuveen Insured Tax-Free Advantage Municipal Fund	164	2,210
Nuveen Investment Quality Municipal Fund, Inc.	100	1,400
Nuveen Maryland Dividend Advantage Municipal Fund	3,500	45,325
Nuveen Maryland Dividend Advantage Municipal Fund 2	1,300	16,926
Nuveen Maryland Dividend Advantage Municipal Fund 3	1,500	19,830
Nuveen Maryland Premium Income Municipal Fund	500	6,715

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.0% (Continued)	Shares	Value
Nuveen Massachusetts Dividend Advantage Municipal Fund	100	$1,317
Nuveen Massachusetts Premium Income Municipal Fund	100	1,330
Nuveen Michigan Dividend Advantage Municipal Fund	300	3,891
Nuveen Michigan Premium Income Municipal Fund, Inc.	4,600	60,950
Nuveen Michigan Quality Income Municipal Fund, Inc.	8,277	110,415
Nuveen Mortgage Opportunity Term Fund	6,317	146,239
Nuveen Mortgage Opportunity Term Fund 2	900	20,592
Nuveen Multi-Currency Short-Term Government Income Fund	148	2,186
Nuveen Multi-Strategy Income and Growth Fund	42,392	361,604
Nuveen Multi-Strategy Income and Growth Fund 2	53,949	477,449
Nuveen Municipal Advantage Fund	1,500	20,055
Nuveen Municipal High Income Opportunity Fund	100	1,130
Nuveen Municipal High Income Opportunity Fund 2	150	1,575
Nuveen New Jersey Dividend Advantage Municipal Fund	4,110	53,019
Nuveen New Jersey Dividend Advantage Municipal Fund 2	2,500	32,600
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	1,176	15,382
Nuveen New Jersey Municipal Value Fund	3,901	54,653
Nuveen New Jersey Premium Income Municipal Fund, Inc.	100	1,409
Nuveen New York Dividend Advantage Municipal Fund	6,699	88,427
Nuveen New York Dividend Advantage Municipal Fund 2	5,500	72,105
Nuveen New York Investment Quality Municipal Fund	2,400	32,832
Nuveen New York Municipal Value Fund	100	915
Nuveen New York Municipal Value Fund 2	2,200	30,360
Nuveen New York Performance Plus Municipal Fund, Inc.	4,943	70,784
Nuveen New York Quality Income Municipal Fund, Inc.	100	1,406
Nuveen New York Select Quality Municipal Fund, Inc.	200	2,808
Nuveen New York Select Tax-Free Income Portfolio	100	1,332
Nuveen North Carolina Premium Income Municipal Fund	100	1,378
Nuveen Ohio Dividend Advantage Municipal Fund	100	1,350
Nuveen Ohio Dividend Advantage Municipal Fund 2	100	1,320
Nuveen Ohio Dividend Advantage Municipal Fund 3	100	1,383
Nuveen Ohio Quality Income Municipal Fund	100	1,492
Nuveen Pennsylvania Dividend Advantage Municipal Fund	3,790	50,255
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	100	1,325
Nuveen Pennsylvania Investment Quality Municipal Fund	450	6,129
Nuveen Pennsylvania Municipal Value Fund	1,070	15,558
Nuveen Pennsylvania Premium Income Municipal Fund 2	100	1,278
Nuveen Performance Plus Municipal Fund	100	1,371
Nuveen Premier Insured Municipal Income Fund, Inc.	1,667	22,821
Nuveen Premier Municipal Income Fund, Inc.	100	1,323
Nuveen Premium Income Municipal Fund	100	1,298
Nuveen Premium Income Municipal Fund 2	100	1,347
Nuveen Premium Income Municipal Fund 4	3,500	41,685
Nuveen Quality Preferred Income Fund	1,767	13,323
Nuveen Quality Preferred Income Fund 2	118	951
Nuveen Quality Preferred Income Fund 3	300	2,310
Nuveen Select Maturities Municipal Fund	100	1,000
Nuveen Select Tax-Free Income Portfolio	100	1,341
Nuveen Select Tax-Free Income Portfolio 2	100	1,259
Nuveen Select Tax-Free Income Portfolio 3	100	1,337
Nuveen Senior Income Fund	100	699

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.0% (Continued)	Shares	Value
Nuveen Tax-Advantaged Dividend Growth Fund	1,500	$18,615
Nuveen Tax-Advantaged Floating Rate Fund	200	492
Nuveen Tax-Advantaged Total Return Strategy Fund	1,500	15,675
Pacholder High Yield Fund, Inc.	100	909
Petroleum & Resources Corporation	41,414	1,212,602
Pioneer Floating Rate Trust	100	1,302
Putnam High Income Securities Fund	700	5,754
Putnam Managed Municipal Income Trust	100	716
RENN Global Entrepreneurs Fund, Inc. (a)	3,623	7,572
Rivus Bond Fund	100	1,865
RMR Asia Pacific Real Estate Fund	14,500	272,023
RMR Real Estate Income Fund	5,570	181,248
Royce Focus Trust, Inc.	6,967	52,880
Royce Micro-Cap Trust, Inc.	42,018	400,432
Royce Value Trust, Inc.	36,427	519,449
Shelton Greater China Fund (a)	100	765
Singapore Fund, Inc. (The)	100	1,495
Source Capital, Inc.	100	5,200
Special Opportunities Fund, Inc.	100	1,551
Stone Harbor Emerging Markets Income Fund	100	2,457
SunAmerica Focused Alpha Growth Fund, Inc.	100	2,098
SunAmerica Focused Alpha Large-Cap Fund, Inc.	100	1,907
Swiss Helvetia Fund, Inc. (The)	19,872	274,830
Taiwan Fund, Inc. (The)	10,887	212,188
TCW Strategic Income Fund, Inc.	39,478	204,891
Templeton Dragon Fund, Inc.	144	4,439
Thai Capital Fund, Inc. (The)	1,550	15,841
Thai Fund, Inc. (The)	6,261	90,096
Tortoise North American Energy Corporation	100	2,339
Tortoise Power and Energy Infrastructure Fund, Inc.	100	2,383
Transamerica Income Shares, Inc.	100	2,064
Tri-Continental Corporation	152	2,224
TS&W/Claymore Tax-Advantaged Balanced Fund	100	1,141
Turkish Investment Fund, Inc. (The)	154	2,284
Wells Fargo Advantage Multi-Sector Income Fund	5,153	77,759
Western Asset Emerging Markets Debt Fund, Inc.	172	3,313
Western Asset Emerging Markets Income Fund, Inc.	100	1,431
Western Asset High Yield Defined Opportunity Fund, Inc.	100	1,884
Western Asset Income Fund	100	1,295
Western Asset Intermediate Muni Fund, Inc.	100	941
Western Asset Managed Municipals Fund, Inc.	118	1,391
Western Asset Municipal Defined Opportunity Trust, Inc.	100	2,005
Western Asset Municipal High Income Fund, Inc.	100	716
Western Asset Municipal Partners Fund, Inc.	100	1,385
Western Asset Variable Rate Strategic Fund, Inc.	500	7,915
Western Asset Worldwide Income Fund, Inc.	100	1,391
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	169	2,151
Western Asset/Claymore Inflation-Linked Securities & Income Fund	117	1,503
Zweig Fund, Inc.	7,465	23,888

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 2.0% (Continued)	Shares	Value
Zweig Total Return Fund, Inc. (The)	131,837	$437,699
Total Closed-End Funds (Cost $38,271,574)		$37,868,830

EXCHANGE-TRADED FUNDS - 0.0%	Shares	Value
SPDR Morgan Stanley Technology ETF	12	$759
Vanguard Extended Duration Treasury ETF (b)	4,598	396,854
WisdomTree Earnings 500 Fund	35	1,553
Total Exchange-Traded Funds (Cost $417,520)		$399,166

MONEY MARKET FUNDS - 3.6%	Shares	Value
UMB Money Market Fiduciary, 0.01% (d) (Cost $68,616,441)	68,616,441	$68,616,441

Total Investments at Value - 96.7% (Cost $1,914,439,282)		$1,848,351,834

Other Assets in Excess of Liabilities - 3.3%		63,564,133

Net Assets - 100.0%		$1,911,915,967

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Fair value priced (Note 1). Fair valued securities totaled $100,289 at July 31, 2011, representing 0.0% of net assets.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2011.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
July 31, 2011 (Unaudited)

COMMON STOCKS - 61.6%	Shares	Value
Consumer Discretionary - 9.0%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	102,025	$1,170,227
Amerigon, Inc.	43,625	733,773
China Automotive Systems, Inc.	6,805	51,242
China XD Plastics Company Ltd.	4,810	20,154
Fuel Systems Solutions, Inc.	81,385	1,728,617
Quantum Fuel Systems Technologies Worldwide, Inc.	263,373	1,148,306
Wonder Auto Technology, Inc. (a)	17,927	48,582
		4,900,901
Automobiles - 0.1%
Kandi Technologies Corporation	88,354	234,138
Winnebago Industries, Inc.	89,351	749,655
		983,793
Distributors - 0.2%
Core-Mark Holding Company, Inc.	2,253	83,902
LKQ Corporation	123,844	3,042,847
Pool Corporation	20,330	543,828
Weyco Group, Inc.	121	2,802
		3,673,379
Diversified Consumer Services - 1.5%
Bridgepoint Education, Inc.	140,552	3,480,067
Capella Education Company	31,045	1,327,174
Career Education Corporation	64,585	1,465,434
Carriage Services, Inc.	400	2,282
ChinaCast Education Corporation	441,673	2,173,031
Coinstar, Inc.	67,367	3,291,552
Corinthian Colleges, Inc.	921	3,831
CPI Corporation	21,636	241,025
DeVry, Inc.	21	1,305
Education Management Corporation	336,983	7,518,091
Grand Canyon Education, Inc.	117,148	1,802,908
Jackson Hewitt Tax Service, Inc.	2,100	48
K12, Inc.	22,251	713,812
Mac-Gray Corporation	740	10,878
Matthews International Corporation - Class A	9,561	346,012
Nobel Learning Communities, Inc.	586	6,868
Regis Corporation	43,446	645,173
Sotheby's	44,728	1,894,231
Stewart Enterprises, Inc. - Class A	486,859	3,383,670
		28,307,392
Hotels, Restaurants & Leisure - 0.5%
BJ's Restaurants, Inc.	15,995	741,688
Boyd Gaming Corporation	10,081	88,108
Cracker Barrel Old Country Store, Inc.	55	2,481
Denny's Corporation	902,737	3,439,428
DineEquity, Inc.	5,719	297,960
Domino's Pizza, Inc.	48,495	1,303,061
Hyatt Hotels Corporation - Class A	900	34,911

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Consumer Discretionary - 9.0% (Continued)
Hotels, Restaurants & Leisure - 0.5% (Continued)
International Speedway Corporation - Class A	58	$1,622
Morgans Hotel Group Company	14,873	106,491
O'Charley's, Inc.	105,356	641,618
P.F. Chang's China Bistro, Inc.	10,230	336,874
Peet's Coffee & Tea, Inc.	21,287	1,243,161
Pinnacle Entertainment, Inc.	8,324	120,115
PokerTek, Inc.	520	645
Red Lion Hotels Corporation	349	2,635
Red Robin Gourmet Burgers, Inc.	4,181	143,910
Shuffle Master, Inc.	4	37
Speedway Motorsports, Inc.	13,714	186,510
Star Buffet, Inc.	600	402
Texas Roadhouse, Inc.	57,915	956,756
Town Sports International Holdings, Inc.	100	914
Universal Travel Group (a)	238,516	472,262
		10,121,589
Household Durables - 1.2%
American Greetings Corporation - Class A	103,403	2,292,444
Beazer Homes USA, Inc.	737,265	2,138,068
Cavco Industries, Inc.	1,230	52,349
Comstock Homebuilding Companies, Inc. - Class A	35,701	44,269
CSS Industries, Inc.	563	11,170
Deer Consumer Products, Inc.	138,273	908,454
Ethan Allen Interiors, Inc.	73,958	1,360,827
Flexsteel Industries, Inc.	100	1,525
Furniture Brands International, Inc.	54,957	221,477
Garmin Ltd.	129,957	4,240,497
Hooker Furniture Corporation	224	2,020
Hovnanian Enterprises, Inc. - Class A	919,329	1,765,112
iRobot Corporation	44,218	1,545,861
Jarden Corporation	6,212	192,510
KB Home	593,147	5,035,818
Leggett & Platt, Inc.	1,170	25,389
Mad Catz Interactive, Inc.	317,687	371,694
PulteGroup, Inc.	160,388	1,101,866
Sealy Corporation	389,608	853,242
Skullcandy, Inc.	1,054	20,321
Toll Brothers, Inc.	800	15,968
Universal Electronics, Inc.	4,401	103,027
		22,303,908
Internet & Catalog Retail - 0.5%
Blue Nile, Inc.	61,456	2,603,276
E-Commerce China Dangdang, Inc. - ADR	59,072	667,514
Gaiam, Inc. - Class A	519	2,242
HomeAway, Inc.	3,850	151,344
HSN, Inc.	23,530	769,196
MakeMyTrip Ltd.	14,155	314,524
NutriSystem, Inc.	157,647	2,355,246
Overstock.com, Inc.	112,920	1,432,955

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Consumer Discretionary - 9.0% (Continued)
Internet & Catalog Retail - 0.5% (Continued)
PetMed Express, Inc.	171,753	$1,884,130
		10,180,427
Leisure Equipment & Products - 0.4%
Brunswick Corporation	41,504	906,032
Callaway Golf Company	169,163	1,074,185
Eastman Kodak Company	1,037,249	2,489,398
JAKKS Pacific, Inc.	173,314	3,024,329
Johnson Outdoors, Inc.	77	1,373
Nautilus, Inc.	1,102	2,072
Polaris Industries, Inc.	300	35,565
Steinway Musical Instruments, Inc.	6,380	184,956
Sturm Ruger & Company, Inc.	30,161	823,998
Summer Infant, Inc.	6,675	57,472
		8,599,380
Media - 0.8%
A.H. Belo Corporation	65	416
Atrinsic, Inc.	96,398	379,808
Belo Corporation	78,460	548,435
Carmike Cinemas, Inc.	28,507	177,029
Central European Media Enterprises Ltd.	7,248	138,582
China MediaExpress Holdings, Inc.	146,250	165,263
China Yida Holding Company	5,003	22,013
Cumulus Media, Inc. - Class A	85,402	301,469
DreamWorks Animation SKG, Inc. - Class A	58,061	1,269,213
Entercom Communications Corporation - Class A	37,096	294,542
Global Sources Ltd.	1,853	17,066
Journal Communications, Inc.	22,124	109,735
Lee Enterprises, Inc.	95,383	87,752
LodgeNet Interactive Corporation	39,756	112,510
Martha Stewart Living Omnimedia, Inc. - Class A	35,537	145,702
McClatchy Company (The) - Class A	330,760	744,210
Media General, Inc.	190,473	519,991
Meredith Corporation	66,891	1,996,696
New York Times Company (The)	267,715	2,296,995
Pandora Media, Inc.	141,402	2,133,756
Radio One, Inc. - Class D	4,231	6,050
ReachLocal, Inc.	56,030	1,019,186
Scholastic Corporation	49,829	1,431,089
SearchMedia Holdings Ltd.	1,000	1,860
Spanish Broadcasting System, Inc.	2	9
SPAR Group, Inc.	500	705
SuperMedia, Inc.	84,527	308,524
Valassis Communications, Inc.	9,358	250,794
Viacom, Inc. - Class A	8,833	482,194
Westwood One, Inc.	1,196	6,793
World Wrestling Entertainment, Inc. - Class A	975	9,818
		14,978,205
Multiline Retail - 1.0%
99¢ Only Stores	57,447	1,134,578

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Consumer Discretionary - 9.0% (Continued)
Multiline Retail - 1.0% (Continued)
Big Lots, Inc.	40,450	$1,408,874
Bon-Ton Stores, Inc. (The)	197,115	2,000,717
Dillard's, Inc. - Class A	16,444	925,140
Fred's, Inc. - Class A	48,694	641,787
Saks, Inc.	94,022	1,009,796
Sears Holdings Corporation	176,499	12,296,685
Tuesday Morning Corporation	54,073	232,514
		19,650,091
Specialty Retail - 1.9%
Aéropostale, Inc.	300	5,055
American Eagle Outfitters, Inc.	21,011	276,085
ANN, Inc.	9,176	238,025
AutoChina International Ltd.	5,581	134,837
Books-A-Million, Inc.	7,200	22,248
Borders Group, Inc.	21,200	445
Brown Shoe Company, Inc.	152,381	1,539,048
Buckle, Inc. (The)	8,714	386,117
Build-A-Bear Workshop, Inc.	27,159	168,114
Cabela's, Inc. - Class A	148,974	4,075,929
Cache, Inc.	167	969
Chico's FAS, Inc.	3,365	50,778
Children's Place Retail Stores, Inc. (The)	43,003	2,077,905
China Auto Logistics, Inc.	2,600	3,718
Collective Brands, Inc.	231,696	2,729,379
Conn's, Inc.	352,989	2,905,100
Cost Plus, Inc.	56,580	502,996
GNC Acquisition Holdings, Inc. - Class A	12,281	309,481
Haverty Furniture Companies, Inc.	3,591	39,824
hhgregg, Inc.	205,953	2,539,401
Jos. A. Bank Clothiers, Inc.	11,853	608,177
Lumber Liquidators Holdings, Inc.	96,275	1,512,480
MarineMax, Inc.	76,109	699,442
Monro Muffler Brake, Inc.	10,818	386,852
Office Depot, Inc.	114,833	434,069
OfficeMax, Inc.	166,201	1,176,703
Pacific Sunwear of California, Inc.	104,575	291,764
Pep Boys - Manny Moe & Jack (The)	113,213	1,217,040
RadioShack Corporation	183,160	2,549,587
rue21, inc.	19,358	636,298
Stage Stores, Inc.	101,498	1,806,664
Syms Corp	160	1,670
Talbots, Inc. (The)	634,224	2,194,415
West Marine, Inc.	11,052	113,283
Wet Seal, Inc. (The)	696,035	3,403,611
Zumiez, Inc.	66,034	1,754,523
		36,792,032
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc.	173,969	180,928
Cherokee, Inc.	10,932	173,381

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Consumer Discretionary - 9.0% (Continued)
Textiles, Apparel & Luxury Goods - 0.6% (Continued)
Columbia Sportswear Company	1,362	$78,179
CROCS, Inc.	11,800	369,694
Culp, Inc.	3,700	33,004
Delta Apparel, Inc.	211	4,150
DGSE Companies, Inc.	1,145	10,145
Forward Industries, Inc.	100	267
Hanesbrands, Inc.	12,329	376,158
Heelys, Inc.	200	450
Iconix Brand Group, Inc.	151,647	3,537,924
Joe's Jeans, Inc.	100	81
Kingold Jewelry, Inc.	649	967
K-Swiss, Inc. - Class A	153,045	1,631,460
Liz Claiborne, Inc.	322,912	2,066,637
Movado Group, Inc.	112,241	1,816,059
R.G. Barry Corporation	24	273
Skechers U.S.A., Inc. - Class A	32,072	533,999
Under Armour, Inc. - Class A	1,900	139,479
		10,953,235
Consumer Staples - 2.0%
Beverages - 0.0%
China New Borun Corporation	100,000	689,000
MGP Ingredients, Inc.	56	441
Primo Water Corporation	4,558	65,635
		755,076
Food & Staples Retailing - 0.1%
Anderson's, Inc. (The)	30,188	1,241,028
Arden Group, Inc. - Class A	130	11,539
Great Atlantic & Pacific Tea Company, Inc. (The)	845,066	139,436
Ingles Markets, Inc.	1,097	16,894
Nash Finch Company	1,100	39,380
Pizza Inn, Inc.	968	2,788
United Natural Foods, Inc.	280	11,690
Village Super Market, Inc. - Class A	200	5,376
Weis Markets, Inc.	4,905	197,132
		1,665,263
Food Products - 1.3%
AgFeed Industries, Inc.	69,999	133,698
Calavo Growers, Inc.	81,835	1,691,529
Cal-Maine Foods, Inc.	122,120	4,128,877
China Marine Food Group Ltd.	57,663	170,106
Chiquita Brands International, Inc.	4,584	54,275
Coffee Holding Company, Inc.	109,147	2,125,092
Diamond Foods, Inc.	32,935	2,357,817
Dole Food Company, Inc.	161,738	2,295,062
Feihe International, Inc.	302,823	2,586,108
Flowers Foods, Inc.	38,734	849,049
John B. Sanfilippo & Son, Inc.	56	469
Lancaster Colony Corporation	9,007	541,591
Le Gaga Holding Ltd.	699	4,152

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Consumer Staples - 2.0% (Continued)
Food Products - 1.3% (Continued)
Lifeway Foods, Inc.	8,601	$95,471
Limoneira Company	284	5,887
McCormick & Company, Inc.	600	29,190
Sanderson Farms, Inc.	97,301	4,497,252
Seneca Foods Corporation - Class A	30	777
Skypeople Fruit Juice, Inc.	12,091	31,074
Smart Balance, Inc.	761	3,607
Smithfield Foods, Inc.	6,573	144,738
Tootsie Roll Industries, Inc.	10,528	295,310
Yuhe International, Inc.	75,979	94,974
Zhongpin, Inc.	274,153	2,832,001
		24,968,106
Household Products - 0.1%
Central Garden & Pet Company	49,363	441,305
Central Garden & Pet Company - Class A	139,989	1,226,304
Spectrum Brands Holdings, Inc.	8,825	235,628
		1,903,237
Personal Products - 0.3%
China Sky One Medical, Inc.	189,233	569,591
China-Biotics, Inc.	611,821	1,615,207
Medifast, Inc.	65,925	1,272,353
Nature's Sunshine Products, Inc.	74	1,235
Neptune Technologies & Bioressources, Inc.	11,001	46,974
Synutra International, Inc.	68,727	549,816
USANA Health Sciences, Inc.	25,810	705,904
		4,761,080
Tobacco - 0.2%
Alliance One International, Inc.	149,929	493,266
Star Scientific, Inc.	874,444	3,550,243
Vector Group Ltd.	9,143	160,094
		4,203,603
Energy - 5.5%
Energy Equipment & Services - 0.5%
Bolt Technology Corporation	718	9,069
Bristow Group, Inc.	10,647	516,167
Diamond Offshore Drilling, Inc.	100	6,783
ENGlobal Corporation	100	400
Geokinetics, Inc.	364	2,275
ION Geophysical Corporation	288,570	2,926,100
Lufkin Industries, Inc.	1,163	94,761
Natural Gas Services Group, Inc.	17,952	285,616
PHI, Inc.	4	86
Recon Technology Ltd.	200	326
RPC, Inc.	1,200	28,344
Seadrill Ltd.	123,128	4,279,929
Seahawk Drilling, Inc.	223,258	955,544
SulphCo, Inc.	486,090	6,319
TGC Industries, Inc.	600	4,416

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Energy - 5.5% (Continued)
Energy Equipment & Services - 0.5% (Continued)
Tidewater, Inc.	17,867	$970,893
Willbros Group, Inc.	246	2,263
		10,089,291
Oil, Gas & Consumable Fuels - 5.0%
Amyris, Inc.	20,779	481,034
Apco Oil and Gas International, Inc.	2,479	218,499
Approach Resources, Inc.	223,309	5,797,102
ATP Oil & Gas Corporation	260,095	3,768,777
BioFuel Energy Corporation	246,628	93,719
Blue Dolphin Energy Company	41,157	107,831
BPZ Resources, Inc.	81,695	295,736
Buckeye Partners, L.P.	76	4,783
Cano Petroleum, Inc.	50,040	16,013
Cheniere Energy Partners, L.P.	50,233	907,710
Cheniere Energy, Inc.	369,018	3,800,885
China Integrated Energy, Inc.	464,950	511,445
China North East Petroleum Holdings Ltd.	81,711	271,281
Clayton Williams Energy, Inc.	30,036	1,991,988
Constellation Energy Partners, LLC	1,600	5,136
Cross Timbers Royalty Trust	87	3,759
DHT Holdings, Inc.	814,803	2,933,291
Dominion Resources Black Warrior Trust	400	3,616
Double Eagle Petroleum Company	2,066	22,271
Duncan Energy Partners, L.P.	100	4,185
ECA Marcellus Trust I	24,390	669,993
El Paso Pipeline Partners, L.P.	100	3,518
Enbridge Energy Management, LLC	56,112	1,672,138
Energy XXI (Bermuda) Ltd.	34,150	1,120,462
Evergreen Energy, Inc.	174,862	323,495
Frontline Ltd.	33,108	380,742
FX Energy, Inc.	183,201	1,751,402
General Maritime Corporation	254,769	277,698
GeoGlobal Resources, Inc.	296,432	118,573
GeoResources, Inc.	78,000	1,990,560
GMX Resources, Inc.	100	485
Goodrich Petroleum Corporation	80,835	1,602,958
Gran Tierra Energy, Inc.	36,800	255,760
Green Plains Renewable Energy, Inc.	183,314	2,007,288
GreenHunter Energy, Inc.	2,800	3,780
Harvest Natural Resources, Inc.	275,367	3,772,528
Houston American Energy Corporation	149,125	2,454,597
Hugoton Royalty Trust	8,480	192,072
Hyperdynamics Corporation	1,257,459	6,664,533
Isramco, Inc.	1,113	68,116
James River Coal Company	72,770	1,379,719
Kinder Morgan Management, LLC	45,855	2,809,084
Knightsbridge Tankers Ltd.	163,869	3,374,063
Kodiak Oil & Gas Corporation	188,170	1,277,674
Kosmos Energy, LLC	6,500	98,735

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Energy - 5.5% (Continued)
Oil, Gas & Consumable Fuels - 5.0% (Continued)
L&L Energy, Inc.	456,684	$2,265,153
Longwei Petroleum Investment Holding Ltd.	2,500	4,075
Lucas Energy, Inc.	161,453	434,309
Magnum Hunter Resources Corporation	22,447	161,169
Miller Energy Resources, Inc.	388	1,711
MV Oil Trust	7,624	331,873
Natural Resource Partners, L.P.	100	3,129
New Concept Energy, Inc.	11,200	25,760
Nordic American Tankers Ltd.	70,734	1,448,632
Northern Oil & Gas, Inc.	494,310	10,944,023
Oasis Petroleum, Inc.	37,686	1,113,244
Oiltanking Partners, L.P.	2,400	57,264
Overseas Shipholding Group, Inc.	78,121	1,901,465
Pacific Ethanol, Inc.	97,558	83,266
Panhandle Oil & Gas, Inc.	100	3,278
Penn Virginia Corporation	57,709	757,142
Penn Virginia Resource Partners, L.P.	652	18,073
Petroleum Development Corporation	103,897	3,773,539
Provident Energy Ltd.	300	2,661
Pyramid Oil Company	40,471	208,830
QEP Resources, Inc.	25,600	1,122,048
Rentech, Inc.	97,288	91,470
Resolute Energy Corporation	91,042	1,483,074
Rex Energy Corporation	211,997	2,346,807
Royale Energy, Inc.	192,480	646,733
SandRidge Mississippian Trust 1	29,911	854,557
Scorpio Tankers, Inc.	9,865	72,902
Sino Clean Energy, Inc.	58,271	119,456
Tesoro Corporation	26,800	650,972
Tesoro Logistics, L.P.	3,990	98,154
Tri-Valley Corporation	604,522	290,110
Uranerz Energy Corporation	280,701	844,910
Uranium Energy Corporation	841,879	2,828,713
Uranium Resources, Inc.	45,393	65,820
USEC, Inc.	472,876	1,612,507
Verenium Corporation	74,570	119,312
VOC Energy Trust	9,367	211,694
W&T Offshore, Inc.	12,509	338,994
Whiting USA Trust I	54,430	926,943
World Fuel Services Corporation	33,779	1,271,104
Zion Oil & Gas, Inc.	240,507	851,395
		95,895,305
Financials - 12.5%
Capital Markets - 1.0%
57th Street General Acquisition Corporation	218	2,867
Apollo Global Management, LLC	9,700	167,907
Apollo Investment Corporation	226,364	2,168,567
BlackRock Kelso Capital Corporation	214,444	1,850,652
CIFC Corporation	600	3,822

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Financials - 12.5% (Continued)
Capital Markets - 1.0% (Continued)
Cowen Group, Inc.	1,069,403	$4,224,140
Eaton Vance Corporation	1,000	26,820
Edelman Financial Group, Inc.	7,154	54,585
Epoch Holding Corporation	400	7,760
FBR Capital Markets Corporation	8,511	24,767
Federated Investors, Inc. - Class B	27,500	587,675
Fifth Street Finance Corporation	200	2,104
Financial Engines, Inc.	18,692	444,122
FXCM, Inc.	81,793	826,109
GAMCO Investors, Inc. - Class A	601	29,070
Gladstone Investment Corporation	3,974	27,897
INTL FCStone, Inc.	23,019	528,977
Investment Technology Group, Inc.	6,834	83,170
Investors Capital Holdings Ltd.	600	3,294
Main Street Capital Corporation	22,449	391,960
Medley Capital Corporation	205	2,112
MF Global Holdings Ltd.	422,126	3,111,069
NGP Capital Resources Company	263	2,070
Penson Worldwide, Inc.	129,395	395,949
Prospect Capital Corporation	28,332	263,488
Pzena Investment Management, Inc. - Class A	1,392	8,268
Safeguard Scientifics, Inc.	67,325	1,225,988
SEI Investments Company	19,894	393,503
Stifel Financial Corporation	50,044	1,899,670
THL Credit, Inc.	186	2,332
Tortoise Capital Resources Corporation	48	415
U.S. Global Investors, Inc.	271	2,032
		18,763,161
Commercial Banks - 4.0%
Alliance Financial Corporation	2,138	68,865
American National Bankshares, Inc.	214	4,000
Ameris Bancorp	51,675	522,951
Ames National Corporation	1,215	21,129
Arrow Financial Corporation	3,808	91,773
Banco Latinoamericano de Exportaciones, S.A.	14,589	258,079
BancorpSouth, Inc.	69,670	943,332
BancTrust Financial Group, Inc.	5,150	12,206
Bank of Hawaii Corporation	18,034	808,104
Bank of the Ozarks, Inc.	52,550	2,729,972
BOK Financial Corporation	2,651	144,373
Boston Private Financial Holdings, Inc.	365,962	2,536,117
Bridge Bancorp, Inc.	149	3,105
Bridge Capital Holdings	1,177	13,206
Britton & Koontz Capital Corporation	50	643
Camden National Corporation	685	21,899
Capital City Bank Group, Inc.	27,050	278,885
Capitol Bancorp Ltd.	40,199	4,864
Cascade Bancorp	21,556	219,871
Cathay General Bancorp	11,831	163,978

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Financials - 12.5% (Continued)
Commercial Banks - 4.0% (Continued)
Center Bancorporation, Inc.	1,477	$14,829
CenterState Banks, Inc.	2,514	16,416
Central Pacific Financial Corporation	12,360	166,613
Citizens Holding Company	1,201	22,783
Citizens Republic Bancorp, Inc.	10	92
City Bank	13,668	2,734
City Holding Company	89,554	2,800,354
City National Corporation	14,699	789,042
CoBiz Financial, Inc.	160,024	984,148
Columbia Banking Systems, Inc.	48,181	848,467
Community Bank System, Inc.	122,109	3,072,262
CVB Financial Corporation	347,702	3,369,232
First BanCorp (North Carolina)	4	39
First BanCorp (Puerto Rico)	361,600	1,591,040
First Bancorp, Inc.	315	4,640
First Busey Corporation	103,805	538,748
First California Financial Group, Inc.	500	1,830
First Commonwealth Financial Corporation	19,286	99,130
First Community Bancshares, Inc.	217	2,732
First Financial Bankshares, Inc.	101,117	3,259,001
First Horizon National Corporation	8	72
First Midwest Bancorp, Inc.	104,899	1,250,396
First of Long Island Corporation (The)	11	292
FNB Corporation	287,487	2,874,870
Frontier Financial Corporation	10,459	1,255
German American Bancorp, Inc.	200	3,354
Great Southern Bancorp, Inc.	28,274	516,283
Green Bankshares, Inc.	83,239	214,757
Heartland Financial USA, Inc.	175	2,809
IBERIABANK Corporation	87,279	4,448,611
Independent Bank Corporation (Massachusetts)	80,686	2,142,213
Independent Bank Corporation (Michigan)	115,668	252,156
International Bancshares Corporation	106,826	1,796,813
Investors Bancorp, Inc.	40,695	563,219
Lakeland Bancorp, Inc.	52,779	525,151
Macatawa Bank Corporation	76,262	227,261
MainSource Financial Group, Inc.	1,144	10,571
Mercantile Bancorp, Inc.	900	675
Mercantile Bank Corporation	19,216	189,278
Merchants Bancshares, Inc.	4	106
MidSouth Bancorp, Inc.	208	2,814
Nara Bancorp, Inc.	250,819	2,014,077
National Bankshares, Inc.	13,572	350,565
Northfield Bancorp, Inc.	1,025	14,042
Old Second Bancorp, Inc.	45,059	57,225
Oriental Financial Group, Inc.	27,786	345,102
Orrstown Financial Services, Inc.	1,158	21,898
PAB Bankshares, Inc.	4,809	24
Pacific Mercantile Bancorp	700	3,185

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Financials - 12.5% (Continued)
Commercial Banks - 4.0% (Continued)
PacWest Bancorp	51,195	$1,016,221
Park National Corporation	48,980	3,019,127
Patriot National Bancorp	994	2,137
Pinnacle Financial Partners, Inc.	99,006	1,509,841
PremierWest Bancorp, Inc.	14,874	22,014
Princeton National Bancorp, Inc.	600	3,060
Prosperity Bancshares, Inc.	3,569	148,221
Renasant Corporation	91,582	1,401,205
S&T Bancorp, Inc.	123,550	2,349,921
S.Y. Bancorp, Inc.	19,835	450,453
Salisbury Bancorp, Inc.	300	6,849
SCBT Financial Corporation	9,149	267,883
Seacoast Banking Corporation of Florida	6,600	10,428
Security Bank Corporation	32,973	–
Sierra Bancorp	316	3,640
Simmons First National Corporation - Class A	18,265	441,282
Southern Connecticut Bancorp, Inc.	200	560
Southside Bancshares, Inc.	69,744	1,383,024
Southwest Bancorp, Inc.	4,402	27,292
StellarOne Corporation	7,191	89,456
Sterling Bancorp	894	8,448
Sterling Financial Corporation	79,048	1,370,692
Suffolk Bancorp	180	2,182
Superior Bancorp	400	3
Susquehanna Bancshares, Inc.	20,995	158,092
SVB Financial Group	3,600	219,672
Taylor Capital Group, Inc.	43,667	346,716
Texas Capital Bancshares, Inc.	157,049	4,292,149
Tompkins Financial Corporation	4,454	179,942
TowneBank	93,389	1,219,660
Trico Bancshares	24,437	362,156
UMB Financial Corporation	107,536	4,462,744
United Bankshares, Inc.	83,256	1,986,488
United Security Bancshares	2,993	9,397
United Security Bancshares, Inc.	18	118
Valley National Bancorp	64	842
VIST Financial Corporation	200	1,268
Washington Trust Bancorp, Inc.	10,849	247,140
Webster Financial Corporation	69,641	1,422,069
West Bancorporation, Inc.	300	2,991
Western Alliance Bancorporation	108,156	760,337
Wintrust Financial Corporation	100,986	3,451,701
Zions Bancorporation	100	2,190
		76,920,169
Consumer Finance - 0.3%
CompuCredit Holdings Corporation	77,709	232,350
Dollar Financial Corporation	50,908	1,100,122
World Acceptance Corporation	61,857	3,941,528
		5,274,000

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Financials - 12.5% (Continued)
Diversified Financial Services - 0.2%
Asta Funding, Inc.	800	$6,280
CBOE Holdings, Inc.	100	2,304
Life Partners Holdings, Inc.	546,699	2,678,825
NewStar Financial, Inc.	11,942	127,063
PHH Corporation	8,212	154,057
PICO Holdings, Inc.	5,902	161,184
Portfolio Recovery Associates, Inc.	6,935	561,250
Sprott Resource Lending Corporation	355	603
		3,691,566
Insurance - 1.5%
Ambac Financial Group, Inc.	89,956	9,086
American Equity Investment Life Holding Company	87,426	1,037,747
Citizens, Inc.	7,661	52,708
Crawford & Company - Class B	524	3,762
Delphi Financial Group, Inc.	36,758	989,525
eHealth, Inc.	204,169	2,643,989
EMC Insurance Group, Inc.	51	952
Enstar Group, Inc. (The)	10	1,056
Gerova Financial Group Ltd.	9,506	3,327
Global Indemnity plc	969	20,184
Harleysville Group, Inc.	4,845	146,416
Hilltop Holdings, Inc.	215,116	1,882,265
Maiden Holdings Ltd.	124,527	1,154,365
MBIA, Inc.	757,851	6,972,229
Meadowbrook Insurance Group, Inc.	86,107	809,406
National Financial Partners Corporation	120,663	1,367,112
National Interstate Corporation	161	3,608
Navigators Group, Inc. (The)	414	19,516
Phoenix Companies, Inc. (The)	27,080	64,992
ProAssurance Corporation	2,922	203,517
RLI Corporation	9,921	626,511
SeaBright Insurance Holdings, Inc.	215	1,954
StanCorp Financial Group, Inc.	69,532	2,312,634
State Auto Financial Corporation	1,258	20,858
Stewart Information Services Corporation	151,924	1,610,395
Tower Group, Inc.	157,327	3,596,495
Willis Group Holdings plc	80,814	3,308,525
		28,863,134
Real Estate Investment Trusts (REIT) - 4.5%
Acadia Realty Trust	31,933	670,274
Agree Realty Corporation	47,744	1,084,266
American Campus Communities, Inc.	8,400	312,648
ARMOUR Residential REIT, Inc.	1,042,427	7,547,172
Brandywine Realty Trust	17,158	205,724
BRE Properties, Inc.	13,852	726,953
Camden Property Trust	800	53,656
Campus Crest Communities, Inc.	21,141	253,269
Capital Trust, Inc. - Class A	46,441	168,581
Chimera Investment Corporation	200	616

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Financials - 12.5% (Continued)
Real Estate Investment Trusts (REIT) - 4.5% (Continued)
Colonial Properties Trust	455,732	$9,821,025
Colony Financial, Inc.	6,627	116,702
Cousins Properties, Inc.	96	817
Douglas Emmett, Inc.	426,856	8,537,120
Duke Realty Corporation	445,276	6,251,675
DuPont Fabros Technology, Inc.	51,364	1,309,268
Dynex Capital, Inc.	360,321	3,278,921
Education Realty Trust, Inc.	109,497	961,384
Entertainment Properties Trust	23,065	1,072,292
Equity One, Inc.	2,400	46,560
Excel Trust, Inc.	71,205	816,721
Franklin Street Properties Corporation	93,488	1,178,884
Getty Realty Corporation	8,232	190,982
Glimcher Realty Trust	35,085	345,587
Hatteras Financial Corporation	3,400	91,188
Highwoods Properties, Inc.	13,626	469,143
Hudson Pacific Properties, Inc.	4,012	61,183
Inland Real Estate Corporation	80	706
iStar Financial, Inc.	280,074	1,963,319
Kilroy Realty Corporation	5,607	216,318
Lexington Realty Trust	1,751,834	14,715,406
Liberty Property Trust	86,151	2,925,688
Mack-Cali Realty Corporation	27,363	910,367
MFA Financial, Inc.	282	2,112
MPG Office Trust, Inc.	403	1,334
National Retail Properties, Inc.	10,999	275,965
Newcastle Investment Corporation	323,934	1,946,843
NorthStar Realty Finance Corporation	618,490	2,399,741
Omega Healthcare Investors, Inc.	84,705	1,663,606
Parkway Properties, Inc.	54,288	957,097
Pennsylvania Real Estate Investment Trust	7,309	106,711
Ramco-Gershenson Properties Trust	130,285	1,598,597
Redwood Trust, Inc.	103,659	1,485,434
Starwood Property Trust, Inc.	4,602	89,279
Sun Communities, Inc.	7,485	286,451
Sunstone Hotel Investors, Inc.	868,010	7,733,969
Transcontinental Realty Investors, Inc.	67	124
U-Store-It Trust	142,782	1,520,628
Washington Real Estate Investment Trust	5,740	183,795
		86,556,101
Real Estate Management & Development - 0.6%
Avatar Holdings, Inc.	3,444	52,693
Brookfield Properties Corporation	14,300	270,985
China Housing & Land Development, Inc.	181,230	215,664
Consolidated-Tomoka Land Company	6,669	194,602
Maui Land & Pineapple Company, Inc.	800	4,152
St. Joe Company (The)	611,709	10,833,366
		11,571,462

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Financials - 12.5% (Continued)
Thrifts & Mortgage Finance - 0.4%
Anchor BanCorp Wisconsin, Inc.	35,400	$23,368
BankAtlantic Bancorp, Inc.	454,257	467,885
BankFinancial Corporation	1,018	8,297
Berkshire Hills Bancorporation, Inc.	60,948	1,335,980
BofI Holding, Inc.	21,921	306,784
Brookline Bancorp, Inc.	243,701	2,083,644
Brooklyn Federal Bancorp, Inc.	4,015	3,332
Capitol Federal Financial, Inc.	100,531	1,150,075
Clifton Savings Bancorp, Inc.	82	832
ESB Financial Corporation	254	3,404
ESSA Bancorp, Inc.	7	80
First Federal Bancshares of Arkansas, Inc.	4,490	27,164
FirstFed Financial Corporation	23,697	498
Home Federal Bancorp, Inc.	10	107
Impac Mortgage Holdings, Inc.	148	407
Kearny Financial Corporation	1,000	9,370
NASB Financial, Inc.	4,380	41,698
OceanFirst Financial Corporation	4,437	59,678
Oritani Financial Corporation	67,084	868,067
PMI Group, Inc. (The)	7	7
Provident Financial Services, Inc.	14,100	195,426
Provident New York Bancorp	200	1,508
Radian Group, Inc.	196,150	621,795
Territorial Bancorp, Inc.	1,083	22,613
Tree.com, Inc.	438	2,440
Triad Guaranty, Inc.	9,250	1,850
TrustCo Bank Corporation	54	249
Westfield Financial, Inc.	821	6,650
		7,243,208
Health Care - 7.7%
Biotechnology - 2.6%
Aastrom Biosciences, Inc.	229,377	578,030
Accentia Biopharmaceuticals, Inc.	1,600	640
ADVENTRX Pharmaceuticals, Inc.	196,198	578,784
AEterna Zentaris, Inc.	138,341	273,915
Agenus, Inc.	1,250	956
Alnylam Pharmaceuticals, Inc.	77,021	722,457
AMAG Pharmaceuticals, Inc.	44,974	666,065
Amicus Therapeutics, Inc.	7	49
Amylin Pharmaceuticals, Inc.	8,198	97,638
Anadys Pharmaceuticals, Inc.	4,000	3,880
ARCA biopharma, Inc.	3,325	4,855
Ardea Biosciences, Inc.	14,693	343,816
Ariad Pharmaceuticals, Inc.	62,662	745,051
AspenBio Pharma, Inc.	343	1,170
AVI BioPharma, Inc.	102,311	150,397
BioCryst Pharmaceuticals, Inc.	314,100	1,067,940
BioMimetic Therapeutics, Inc.	1,087	4,196
BioSante Pharmaceuticals, Inc.	1,559,431	4,600,322

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Health Care - 7.7% (Continued)
Biotechnology - 2.6% (Continued)
BioSpecifics Technologies Corporation	184	$4,031
BioTime, Inc.	423,489	2,066,626
Cardium Therapeutics, Inc.	100	22
Cell Therapeutics, Inc.	172,019	232,225
CEL-SCI Corporation	547,321	269,610
Chelsea Therapeutics International Ltd.	423,590	2,126,422
China Biologic Products, Inc.	66,497	625,072
Cleveland BioLabs, Inc.	284,409	856,071
Cubist Pharmaceuticals, Inc.	96	3,261
Curis, Inc.	219,133	764,774
Cyclacel Pharmaceuticals, Inc.	3,590	4,021
Cytori Therapeutics, Inc.	719,721	3,116,392
CytRx Corporation	1,179	518
DARA BioSciences, Inc.	70,543	174,241
Dyax Corporation	859	1,409
EntreMed, Inc.	54	100
Enzon Pharmaceuticals, Inc.	146,432	1,423,319
EpiCept Corporation	103,015	50,992
Exact Sciences Corporation	100,936	861,993
Exelixis, Inc.	5,157	39,709
Genomic Health, Inc.	55,597	1,492,780
Halozyme Therapeutics, Inc.	68,799	477,465
Hemispherx Biopharma, Inc.	192,180	68,416
Human Genome Sciences, Inc.	100	2,101
iBio, Inc.	79,773	215,387
Icagen, Inc.	4,800	28,848
Incyte Corporation	22,044	384,447
Infinity Pharmaceuticals, Inc.	2,680	24,120
Inovio Pharmaceuticals, Inc.	5,426	3,446
Insmed, Inc.	19,456	223,549
InterMune, Inc.	11,826	394,752
Introgen Therapeutics, Inc.	45,612	228
Isis Pharmaceuticals, Inc.	120,699	1,042,839
Keryx Biopharmaceuticals, Inc.	163,311	720,202
MannKind Corporation	1,674,888	5,560,628
Marina Biotech, Inc.	1,765,320	370,717
MediciNova, Inc.	64,256	173,491
Medivation, Inc.	28,245	599,359
Metabolix, Inc.	370,359	2,529,552
Myrexis, Inc.	939	3,183
Nanosphere, Inc.	117	241
NanoViricides, Inc.	100	117
Neuralstem, Inc.	230,188	262,414
NeurogesX, Inc.	102,562	245,123
Nymox Pharmaceutical Corporation	67,367	538,262
Oncolytics Biotech, Inc.	64,478	288,217
Oncothyreon, Inc.	552,403	4,424,748
Onyx Pharmaceuticals, Inc.	294	9,696
Opexa Therapeutics, Inc.	140,246	211,772

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Health Care - 7.7% (Continued)
Biotechnology - 2.6% (Continued)
OPKO Health, Inc.	83,178	$361,824
Orexigen Therapeutics, Inc.	29,429	48,558
Osiris Therapeutics, Inc.	48,569	347,268
Oxigene, Inc.	150,841	286,598
Oxygen Biotherapeutics, Inc.	1,499	3,703
PDL BioPharma, Inc.	23,300	144,227
Pharmasset, Inc.	316	38,356
Pluristem Therapeutics, Inc.	587	2,013
Poniard Pharmaceuticals, Inc.	1,300	297
PROLOR Biotech, Inc.	80,908	463,603
Rexahn Pharmaceuticals, Inc.	25,436	30,269
Rosetta Genomics Ltd.	1,100	1,397
RXi Pharmaceuticals Corporation	205,039	239,896
Sangamo Biosciences, Inc.	228,985	1,241,099
Savient Pharmaceuticals, Inc.	563,709	3,945,963
SciClone Pharmaceuticals, Inc.	19	122
StemCells, Inc.	66	241
Sunesis Pharmaceuticals, Inc.	35,087	70,174
Synta Pharmaceuticals Corporation	26,612	124,278
Tengion, Inc.	8,924	11,066
Threshold Pharmaceuticals, Inc.	246,869	412,271
XOMA Ltd.	1,148	2,526
ZIOPHARM Oncology, Inc.	3,481	18,937
		50,551,755
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	33,093	784,966
Accuray, Inc.	41,994	289,759
Alimera Sciences, Inc.	105	899
Analogic Corporation	12,922	695,074
Antares Pharma, Inc.	1,200	2,784
Bacterin International Holdings, Inc.	388	923
BIOLASE Technology, Inc.	612,104	2,105,638
BSD Medical Corporation	1,137,108	3,729,714
CONMED Corporation	28,175	732,550
CryoPort, Inc.	100	123
Cyberonics, Inc.	3,873	105,113
D. Medical Industries Ltd.	2,300	8,027
Delcath Systems, Inc.	725,687	3,229,307
DexCom, Inc.	26,341	373,515
Dynavox, Inc.	2,680	17,661
Exactech, Inc.	1,219	20,833
Gen-Probe, Inc.	200	12,110
HeartWare International, Inc.	7,582	503,748
ICU Medical, Inc.	52,766	2,241,500
Insulet Corporation	69,814	1,372,543
IRIS International, Inc.	329	3,402
Kensey Nash Corporation	75,936	1,989,523
MAKO Surgical Corporation	46,221	1,331,627
Masimo Corporation	49,824	1,384,111

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Health Care - 7.7% (Continued)
Health Care Equipment & Supplies - 2.2% (Continued)
MELA Sciences, Inc.	717,582	$1,779,603
Meridian Bioscience, Inc.	50,921	1,099,894
Neoprobe Corporation	1,674,289	4,805,209
NuVasive, Inc.	30,578	875,142
NxStage Medical, Inc.	175,373	3,226,863
Quidel Corporation	210,964	3,156,022
Rockwell Medical Technologies, Inc.	20,224	216,599
Stereotaxis, Inc.	409,291	1,330,196
STERIS Corporation	19,933	697,456
Synergetics USA, Inc.	1,399	7,359
Thoratec Corporation	97,937	3,299,498
Unilife Corporation	66,684	298,744
Uroplasty, Inc.	8,959	61,011
Vascular Solutions, Inc.	4,802	62,714
West Pharmaceutical Services, Inc.	8,760	384,301
Winner Medical Group, Inc.	9,163	42,608
World Heart Corporation	1,600	1,072
		42,279,741
Health Care Providers & Services - 0.8%
Accretive Health, Inc.	85,391	2,565,146
Allied Healthcare International, Inc.	26,699	101,990
Amedisys, Inc.	83,923	2,170,249
AMERIGROUP Corporation	400	22,000
AMN Healthcare Services, Inc.	8,003	64,504
Bio-Reference Laboratories, Inc.	173,085	3,451,315
CardioNet, Inc.	696	3,508
Chindex International, Inc.	122	1,394
Emeritus Corporation	42,783	840,686
ExamWorks Group, Inc.	30,227	661,367
HealthSpring, Inc.	7,930	325,447
HMS Holdings Corporation	2,166	163,750
IPC The Hospitalist Company, Inc.	12,086	546,650
LCA-Vision, Inc.	4,882	20,553
LHC Group, Inc.	20,554	468,220
National Research Corporation	100	3,643
PDI, Inc.	973	7,258
PSS World Medical, Inc.	28,058	671,428
Skilled Healthcare Group, Inc. - Class A	18,449	162,351
Sunrise Senior Living, Inc.	284,650	2,510,613
		14,762,072
Health Care Technology - 0.1%
athenahealth, Inc.	15,391	904,837
Emdeon, Inc. - Class A	26,926	417,353
Epocrates, Inc.	17,645	290,084
iCad, Inc.	400	304
Quality Systems, Inc.	1,793	163,808
		1,776,386
Life Sciences Tools & Services - 0.2%
Accelr8 Technology Corporation	511	2,013

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Health Care - 7.7% (Continued)
Life Sciences Tools & Services - 0.2% (Continued)
Albany Molecular Research, Inc.	497	$2,376
Apricus Biosciences, Inc.	224,992	1,023,713
Arrowhead Research Corporation	119,992	63,596
Bioanalytical Systems, Inc.	2,400	4,392
BioDelivery Sciences International, Inc.	88	333
Cambrex Corporation	3,666	16,167
Compugen Ltd.	1,273	5,143
eResearchTechnology, Inc.	104,475	665,506
Luminex Corporation	61,932	1,260,316
Pacific Biosciences of California, Inc.	11,366	125,140
PURE Bioscience, Inc.	268,390	244,235
Radient Pharmaceuticals Corporation	207,765	11,614
		3,424,544
Pharmaceuticals - 1.8%
Adeona Pharmaceuticals, Inc.	114,827	94,158
Akorn, Inc.	160,503	1,112,286
Ampio Pharmaceuticals, Inc.	32,917	208,036
Aoxing Pharmaceutical Company, Inc.	10,556	9,289
Auxilium Pharmaceuticals, Inc.	121,103	2,269,470
AVANIR Pharmaceuticals, Inc. - Class A	2,245,698	8,421,368
Biodel, Inc.	171,038	302,737
Biostar Pharmaceuticals, Inc.	1,386	1,746
Cadence Pharmaceuticals, Inc.	1,093,828	9,461,612
Cumberland Pharmaceuticals, Inc.	436	2,686
DepoMed, Inc.	2,036	15,392
Generex Biotechnology Corporation	128,463	16,700
IntelliPharmaCeutics International, Inc.	15,539	61,379
Jazz Pharmaceuticals, Inc.	123,190	4,985,499
K-V Pharmaceutical Company - Class A	351,367	699,220
Lannett Company, Inc.	136,828	649,933
MAP Pharmaceuticals, Inc.	14,238	218,696
Medicines Company (The)	17,301	259,169
NeoStem, Inc.	351,025	298,371
Obagi Medical Products, Inc.	4,595	47,650
Oculus Innovative Sciences, Inc.	85,412	135,805
Optimer Pharmaceuticals, Inc.	15,648	165,556
POZEN, Inc.	2,805	12,482
Questcor Pharmaceuticals, Inc.	30,056	933,239
Raptor Pharmaceutical Corporation	76,573	431,872
Repros Therapeutics, Inc.	87,217	481,438
Skystar Bio-Pharmaceutical Company Ltd.	3,733	15,679
Somaxon Pharmaceuticals, Inc.	844,945	1,284,317
Ventrus BioSciences, Inc.	5,583	67,499
ViroPharma, Inc.	7,877	142,416
VIVUS, Inc.	114,334	938,682
XenoPort, Inc.	178,457	1,265,260
		35,009,642

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Industrials - 7.6%
Aerospace & Defense - 0.3%
American Science & Engineering, Inc.	5,180	$420,253
Arotech Corporation	1,900	3,496
Ascent Solar Technologies, Inc.	354,999	323,049
Astronics Corporation	1,120	35,717
GenCorp, Inc.	289,184	1,636,782
HEICO Corporation	12,796	668,719
Kratos Defense & Security Solutions, Inc.	131,002	1,423,995
National Presto Industries, Inc.	8,027	816,667
Taser International, Inc.	220,178	904,932
		6,233,610
Air Freight & Logistics - 0.1%
Pacer International, Inc.	450,482	2,405,574

Airlines - 0.5%
Allegiant Travel Company	48,573	2,090,096
AMR Corporation	1,107,774	4,696,962
Hawaiian Holdings, Inc.	313	1,471
JetBlue Airways Corporation	5,822	27,887
LAN Airlines, S.A. - ADR	15,238	398,931
Republic Airways Holdings, Inc.	431,782	1,869,616
Southwest Airlines Company	20	202
Spirit Airlines, Inc.	1,600	20,960
US Airways Group, Inc.	185,320	1,156,397
		10,262,522
Building Products - 0.4%
AAON, Inc.	93,632	2,123,574
American Woodmark Corporation	217	3,607
Apogee Enterprises, Inc.	84,811	971,086
Builders FirstSource, Inc.	81,995	188,588
Griffon Corporation	56,944	538,121
Insteel Industries, Inc.	41,901	480,185
Quanex Building Products Corporation	52,685	825,574
Simpson Manufacturing Company, Inc.	13,114	371,126
Trex Company, Inc.	78,778	1,660,640
Universal Forest Products, Inc.	22,904	674,981
USG Corporation	25,687	292,318
		8,129,800
Commercial Services & Supplies - 1.1%
ACCO Brands Corporation	61,107	523,687
American Reprographics Company	24,047	164,241
Cenveo, Inc.	199,926	1,157,572
Courier Corporation	400	3,844
Deluxe Corporation	22,232	523,341
EnergySolutions, Inc.	768	3,886
EnerNOC, Inc.	102,039	1,708,133
Fuel Tech, Inc.	600	3,816
Geo Group, Inc. (The)	23,345	485,576
Healthcare Services Group, Inc.	139	2,181

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Industrials - 7.6% (Continued)
Commercial Services & Supplies - 1.1% (Continued)
HNI Corporation	140,589	$2,939,716
Industrial Services of America, Inc.	21,962	222,914
InnerWorkings, Inc.	25,142	184,291
Interface, Inc.	534,025	8,555,080
Kimball International, Inc.	88	528
McGrath RentCorp	969	25,223
Mobile Mini, Inc.	118,498	2,501,493
RINO International Corporation	81,543	32,617
Standard Parking Corporation	6,912	115,016
Swisher Hygiene, Inc.	208,535	942,578
SYKES Enterprises, Inc.	113	2,181
US Ecology, Inc.	1,235	20,859
		20,118,773
Construction & Engineering - 0.3%
AECOM Technology Corporation	43	1,064
Comfort Systems USA, Inc.	73,530	767,653
Granite Construction, Inc.	67,600	1,580,488
India Globalization Capital, Inc.	25,980	8,755
Insituform Technologies, Inc. - Class A	83,201	1,668,180
Orion Marine Group, Inc.	85,319	741,422
Sterling Construction Company, Inc.	5	64
		4,767,626
Electrical Equipment - 1.5%
A123 Systems, Inc.	448,114	2,298,825
Advanced Battery Technologies, Inc.	510,489	678,950
Altair Nanotechnologies, Inc.	332,867	485,986
American Superconductor Corporation	282,949	2,071,187
Beacon Power Corporation	55,624	68,418
Capstone Turbine Corporation	768,904	1,114,911
China BAK Battery, Inc.	387,297	468,629
China Electric Motor, Inc.	1,771	460
China Technology Development Group Corporation	2,500	3,175
Digital Power Corporation	1,677	2,666
Encore Wire Corporation	107,746	2,371,489
Ener1, Inc.	503,412	432,934
Fushi Copperweld, Inc.	416,542	2,944,952
General Cable Corporation	16,471	655,052
Global Power Equipment Group, Inc.	20	519
Harbin Electric, Inc.	515,563	8,470,700
Hoku Corporation	193,692	286,664
Hubbell, Inc. - Class B	1,633	97,115
Hydrogenics Corporation	3,215	19,837
Lihua International, Inc.	333,831	2,253,359
Medis Technologies Ltd.	22,419	157
Ocean Power Technologies, Inc.	90,380	297,350
Plug Power, Inc.	49,755	116,924
Polypore International, Inc.	17,732	1,205,776
PowerSecure International, Inc.	63,367	434,064
Satcon Technology Corporation	214,820	403,862

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Industrials - 7.6% (Continued)
Electrical Equipment - 1.5% (Continued)
Ultralife Corporation	6,604	$31,039
Valence Technology, Inc.	508,019	614,703
Valpey-Fisher Corporation	100	296
Vicor Corporation	2,227	31,334
Westinghouse Solar, Inc.	29,092	41,893
ZBB Energy Corporation	100	109
		27,903,335
Machinery - 2.1%
3D Systems Corporation	100,524	2,152,219
Albany International Corporation - Class A	32,158	854,438
Art's-Way Manufacturing Company, Inc.	3,374	25,710
Badger Meter, Inc.	49,367	1,801,402
Barnes Group, Inc.	9,412	229,182
Blount International, Inc.	1,791	29,784
Briggs & Stratton Corporation	154,831	2,653,803
China Fire & Security Group, Inc.	247,225	1,950,605
China Valves Technology, Inc.	341,876	1,087,166
Cleantech Solutions International, Inc.	55,690	48,450
Dynamic Materials Corporation	4,540	96,248
Energy Recovery, Inc.	91,400	280,598
Federal Signal Corporation	199,390	1,152,474
Flow International Corporation	36,310	123,817
FreightCar America, Inc.	16,820	415,118
Gorman-Rupp Company (The)	882	28,736
Graco, Inc.	40,279	1,769,456
Greenbrier Companies, Inc.	186,318	3,748,718
IDEX Corporation	26	1,078
L.B. Foster Company - Class A	1,634	56,782
Lindsay Corporation	44,466	2,814,698
Manitowoc Company, Inc. (The)	275,646	3,856,288
Meritor, Inc.	124,321	1,678,333
Met-Pro Corporation	6,696	70,576
Middleby Corporation (The)	35,633	3,010,276
Mueller Industries, Inc.	20,628	774,169
Oshkosh Corporation	92,259	2,289,868
PMFG, Inc.	28,157	528,507
Sauer-Danfoss, Inc.	2,513	119,368
Shengkai Innovations, Inc.	96,086	224,841
Tecumseh Products Company - Class A	21,458	219,301
Terex Corporation	106,617	2,367,964
Titan International, Inc.	114,997	2,905,974
Valmont Industries, Inc.	4,141	403,126
Wabash National Corporation	48,026	360,675
Watts Water Technologies, Inc. - Class A	52	1,744
		40,131,492
Marine - 0.2%
Box Ships, Inc.	420	4,435
Eagle Bulk Shipping, Inc.	3,291	7,767
Excel Maritime Carriers Ltd.	172,523	445,109

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Industrials - 7.6% (Continued)
Marine - 0.2% (Continued)
Genco Shipping & Trading Ltd.	355,386	$2,224,716
International Shipholding Corporation	674	13,878
Kirby Corporation	27,304	1,592,369
Star Bulk Carriers Corporation	1,504	2,346
Ultrapetrol (Bahamas) Ltd.	621	2,888
		4,293,508
Professional Services - 0.5%
CBIZ, Inc.	708,367	5,284,418
Corporate Executive Board Company (The)	5,102	207,396
CoStar Group, Inc.	5,018	294,858
Dolan Company (The)	22,150	175,649
Exponent, Inc.	4,094	171,170
FTI Consulting, Inc.	284	10,306
Hill International, Inc.	30,163	161,975
Hudson Highland Group, Inc.	63,145	378,239
Innovaro, Inc.	8,192	12,698
Korn/Ferry International	73	1,572
Lightbridge Corporation	75,569	209,326
School Specialty, Inc.	149,684	1,799,202
Spherix, Inc.	1,601	3,122
Thomas Group, Inc.	900	225
Towers Watson & Company - Class A	1,200	73,380
Volt Information Sciences, Inc.	100	910
		8,784,446
Road & Rail - 0.3%
Avis Budget Group, Inc.	35,769	540,470
Con-Way, Inc.	12,308	450,719
Dollar Thrifty Automotive Group, Inc.	4,726	340,461
Hertz Global Holdings, Inc.	11,800	166,026
Patriot Transportation Holding, Inc.	104	2,410
Zipcar, Inc.	164,362	3,826,347
		5,326,433
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc.	42,940	918,057
BlueLinx Holdings, Inc.	155	349
China Armco Metals, Inc.	140,410	224,656
GATX Corporation	53,486	2,108,953
Houston Wire & Cable Company	113,155	1,800,296
Kaman Corporation	2,625	93,502
Lawson Products, Inc.	400	7,468
MSC Industrial Direct Company, Inc.	500	30,890
Rush Enterprises, Inc. - Class A	38,049	760,600
WESCO International, Inc.	2,219	112,481
		6,057,252
Information Technology - 9.8%
Communications Equipment - 0.7%
Aruba Networks, Inc.	25,387	582,632
AudioCodes Ltd.	11,802	64,793

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Information Technology - 9.8% (Continued)
Communications Equipment - 0.7% (Continued)
Aviat Networks, Inc.	97,317	$376,617
Bel Fuse, Inc. - Class B	300	5,706
BigBand Networks, Inc.	47,801	93,212
Calix, Inc.	13,120	240,621
Cogo Group, Inc.	23,003	108,344
Comtech Telecommunications Corporation	33,754	909,670
DG FastChannel, Inc.	1,538	43,464
Finisar Corporation	127,846	2,178,496
KVH Industries, Inc.	70,879	678,312
Loral Space & Communications, Inc.	12	783
Meru Networks, Inc.	183,353	1,575,002
Network Equipment Technologies, Inc.	246	637
ORBCOMM, Inc.	1,014	3,012
Plantronics, Inc.	100	3,425
Qiao Xing Mobile Communication Company Ltd.	1,984	3,869
RIT Technologies Ltd.	9,600	51,456
SeaChange International, Inc.	1,997	19,091
ShoreTel, Inc.	129,293	1,101,576
Sierra Wireless, Inc.	6,006	64,805
Sycamore Networks, Inc.	24,072	474,218
Symmetricom, Inc.	13,631	77,288
Telestone Technologies Corporation	678,508	4,145,684
Zoom Technologies, Inc.	143,431	339,932
ZST Digital Networks, Inc.	175,581	523,231
		13,665,876
Computers & Peripherals - 1.2%
Avid Technology, Inc.	199,087	2,606,049
Cray, Inc.	149,047	900,244
Hauppauge Digital, Inc.	69,638	130,223
Hypercom Corporation	21,718	176,133
iGo, Inc.	15,315	26,954
Imation Corporation	253,565	2,109,661
Intevac, Inc.	31,079	282,819
Lexmark International, Inc. - Class A	56,295	1,889,823
Novatel Wireless, Inc.	431,031	2,211,189
OCZ Technology Group, Inc.	694,971	5,219,232
Rimage Corporation	7,872	116,663
Silicon Graphics International Corporation	37,861	540,277
SMART Technologies, Inc. - Class A	722	4,217
STEC, Inc.	61,242	622,831
Stratasys, Inc.	80,268	2,046,834
Synaptics, Inc.	159,109	3,909,308
USA Technologies, Inc.	317,122	640,586
		23,433,043
Electronic Equipment, Instruments & Components - 1.4%
Brightpoint, Inc.	284,741	2,588,296
China Security & Surveillance Technology, Inc.	455,901	2,657,903
Clearfield, Inc.	100	805
Cognex Corporation	910	30,895

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Information Technology - 9.8% (Continued)
Electronic Equipment, Instruments & Components - 1.4% (Continued)
Coherent, Inc.	5,083	$244,137
CTS Corporation	312,268	3,069,594
Daktronics, Inc.	5,265	52,281
Digital Ally, Inc.	4,700	4,700
Document Security Systems, Inc.	700	2,366
DTS, Inc.	11,275	391,468
Echelon Corporation	117,346	972,798
Electro Rent Corporation	6	97
Funtalk China Holdings Ltd.	18,745	131,215
Gerber Scientific, Inc.	12	132
Hollysys Automation Technologies Ltd.	745,206	5,194,086
IPG Photonics Corporation	18,992	1,143,129
Itron, Inc.	1,595	68,649
Maxwell Technologies, Inc.	134,292	2,265,506
Mesa Laboratories, Inc.	146	4,926
Methode Electronics, Inc.	3,879	41,040
Microvision, Inc.	924,494	1,007,698
MTS Systems Corporation	1,000	39,410
Nam Tai Electronics, Inc.	18,369	107,459
National Instruments Corporation	22,971	593,571
OSI Systems, Inc.	42	1,734
Pinnacle Data Systems, Inc.	100	155
Power-One, Inc.	534,883	3,856,506
Pulse Electronics Corporation	261,512	1,093,120
RadiSys Corporation	78,205	620,948
Research Frontiers, Inc.	71,276	310,763
Rogers Corporation	4,168	202,065
ScanSource, Inc.	52	1,921
SMTC Corporation	187	415
Superconductor Technologies, Inc.	160,228	357,308
Uni-Pixel, Inc.	2,100	16,422
		27,073,518
Internet Software & Services - 1.9%
AOL, Inc.	4,108	70,575
Autobytel, Inc.	1,600	1,616
Bankrate, Inc.	77,334	1,414,439
Constant Contact, Inc.	196,581	3,721,278
DealerTrack Holdings, Inc.	27	626
Demand Media, Inc.	93,414	947,218
Digital River, Inc.	45,675	1,164,712
EarthLink, Inc.	600	4,824
FriendFinder Networks, Inc.	58,946	245,805
HSW International, Inc.	1,100	5,885
j2 Global Communications, Inc.	41,561	1,111,341
KIT digital, Inc.	295,065	3,437,507
LinkedIn Corporation - Class A	97,169	9,816,984
Local.com Corporation	157,816	547,622
ModusLink Global Solutions, Inc.	81,918	343,236
Monster Worldwide, Inc.	14,742	173,071

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Information Technology - 9.8% (Continued)
Internet Software & Services - 1.9% (Continued)
OpenTable, Inc.	682	$48,327
Perficient, Inc.	26,922	269,489
Phoenix New Media Ltd. - ADR	47,042	481,710
Qihoo 360 Technology Company Ltd. - ADR	29,142	671,723
Quepasa Corporation	101,554	858,131
QuinStreet, Inc.	63,493	793,028
Rediff.com India Ltd. - ADR	49,802	493,538
Renren, Inc. - ADR	74,771	809,770
RightNow Technologies, Inc.	26,955	914,853
Saba Software, Inc.	11,255	87,339
Sify Technologies Ltd. - ADR	67,951	330,242
Snap Interactive, Inc.	7,235	7,814
Stamps.com, Inc.	24,287	406,807
Support.com, Inc.	135,530	436,407
TechTarget, Inc.	110	729
Travelzoo, Inc.	97,993	5,174,030
ValueClick, Inc.	25,297	456,864
Vocus, Inc.	100	2,857
XO Group, Inc.	6,539	61,140
Youku.com, Inc. - ADR	14,815	546,822
Zillow, Inc.	1,780	57,352
Zix Corporation	166	637
		35,916,348
IT Services - 0.3%
CACI International, Inc.	12,618	745,472
Cass Information Systems, Inc.	100	3,754
China Information Technology, Inc.	10	21
Computer Task Group, Inc.	6,628	85,435
Convergys Corporation	8,162	101,535
CSG Systems International, Inc.	77,572	1,377,679
DJSP Enterprises, Inc.	15,586	1,091
Echo Global Logistics, Inc.	42,451	635,067
Euronet Worldwide, Inc.	71,033	1,218,926
Hackett Group, Inc. (The)	670	2,928
Heartland Payment Systems, Inc.	14,749	310,319
iGATE Corporation	283	4,242
Mantech International Corporation - Class A	3,283	133,947
Mattersight Corporation	1,825	13,377
Stream Global Services, Inc.	1,009	3,289
Telvent GIT, S.A.	7,415	295,710
VeriFone Systems, Inc.	300	11,811
Virtusa Corporation	2,102	41,325
Zanett, Inc.	12,650	8,982
		4,994,910
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Analogic Technologies, Inc.	546	3,303
Aixtron SE - ADR	25,575	686,689
Amtech Systems, Inc.	9,221	165,517
Applied Micro Circuits Corporation	303	1,912

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Information Technology - 9.8% (Continued)
Semiconductors & Semiconductor Equipment - 2.1% (Continued)
ATMI, Inc.	8,221	$153,322
AuthenTec, Inc.	6,857	17,828
AXT, Inc.	168,694	1,472,699
Cabot Microelectronics Corporation	47,600	1,841,644
Camtek Ltd.	12,348	37,044
ChipMOS TECHNOLOGIES (Bermuda) LTD.	400	3,076
Cirrus Logic, Inc.	132,700	2,014,386
DayStar Technologies, Inc.	62,667	25,104
Energy Conversion Devices, Inc.	792,193	831,803
Entropic Communications, Inc.	436,317	2,914,598
Evergreen Solar, Inc.	100,839	32,268
Exar Corporation	6,281	41,517
First Solar, Inc.	20,403	2,412,247
FormFactor, Inc.	881	8,096
FSI International, Inc.	258,006	730,157
GSI Technology, Inc.	4,983	31,991
Ikanos Communications, Inc.	1,300	1,638
Integrated Silicon Solution, Inc.	400	3,556
JinkoSolar Holding Company Ltd. - ADR	32,228	699,348
Kopin Corporation	626,831	2,695,373
LDK Solar Company Ltd.	106,363	716,887
MaxLinear, Inc. - Class A	1,935	12,868
MEMC Electronic Materials, Inc.	3,464	25,703
MIPS Technologies, Inc.	144,934	1,040,626
MoSys, Inc.	102,138	544,396
Novellus Systems, Inc.	1,257	39,017
NVE Corporation	567	31,225
Pericom Semiconductor Corporation	3,497	28,605
PLX Technology, Inc.	192,157	655,255
Power Integrations, Inc.	44,707	1,586,651
QuickLogic Corporation	78,640	328,715
RF Micro Devices, Inc.	58,809	396,961
Rubicon Technology, Inc.	461,808	6,797,814
Semtech Corporation	7,315	170,440
Sigma Designs, Inc.	185,648	1,587,290
Silicon Image, Inc.	497	2,848
Silicon Laboratories, Inc.	28,467	1,008,016
Spreadtrum Communications, Inc. - ADR	39,604	536,634
SunPower Corporation - Class A	261,728	5,137,721
SunPower Corporation - Class B	86,728	1,314,796
Suntech Power Holdings Company Ltd. - ADR	100,575	738,220
Supertex, Inc.	67	1,298
Tower Semiconductor Ltd.	29,372	30,841
Transwitch Corporation	28,065	84,476
TriQuint Semiconductor, Inc.	3,243	24,387
Ultra Clean Holdings, Inc.	29,971	207,999
Veeco Instruments, Inc.	2,676	106,478
Volterra Semiconductor Corporation	6,439	165,933

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Information Technology - 9.8% (Continued)
Semiconductors & Semiconductor Equipment - 2.1% (Continued)
Zoran Corporation	50,921	$422,644
		40,569,860
Software - 2.2%
Accelrys, Inc.	18,487	134,401
Advent Software, Inc.	37,076	861,276
AsiaInfo-Linkage, Inc.	277,648	4,242,461
Astea International, Inc.	100	510
Authentidate Holding Corporation	1,654	1,671
Blackbaud, Inc.	10,294	261,468
Blackboard, Inc.	2,684	116,915
Bottomline Technologies, Inc.	20,741	483,058
BroadSoft, Inc.	40,591	1,185,663
Cadence Design Systems, Inc.	10,341	106,823
China CGame, Inc.	12,695	12,413
China TransInfo Technology Corporation	96,935	351,874
Concur Technologies, Inc.	12,147	551,960
CyberDefender Corporation	11,212	10,539
Ebix, Inc.	189,693	3,735,055
EPIQ Systems, Inc.	111,249	1,437,337
Fair Isaac Corporation	85,671	2,548,712
FalconStor Software, Inc.	460	1,978
Fundtech Ltd.	100	1,890
Kenexa Corporation	2,656	67,914
Magic Software Enterprises Ltd.	543,721	2,821,912
Majesco Entertainment Company	349,692	856,745
Mentor Graphics Corporation	100,595	1,149,801
MIND CTI Ltd.	800	2,048
Motricity, Inc.	100	594
RealD, Inc.	267,952	4,147,897
Renaissance Learning, Inc.	12,590	161,782
Rosetta Stone, Inc.	203,310	2,805,678
SinoHub, Inc.	31,265	36,267
Sky-Mobi Ltd. - ADR	2,100	15,792
Sourcefire, Inc.	24,155	593,730
SRS Labs, Inc.	751	6,646
Synchronoss Technologies, Inc.	7,026	205,511
Take-Two Interactive Software, Inc.	20,300	273,847
Taleo Corporation - Class A	3,992	132,135
TeleCommunication Systems, Inc.	127,268	646,521
THQ, Inc.	326,947	871,314
TigerLogic Corporation	500	1,740
TiVo, Inc.	263,613	2,477,962
Tyler Technologies, Inc.	98,523	2,511,351
VASCO Data Security International, Inc.	32,538	314,968
VirnetX Holding Corporation	101,746	3,094,096
Wave Systems Corporation - Class A	581,120	1,348,198
Websense, Inc.	75,052	1,702,179
		42,292,632

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Materials - 5.1%
Chemicals - 2.2%
ADA-ES, Inc.	48,414	$890,334
Ampal-American Israel Corporation - Class A	2,099	1,784
Calgon Carbon Corporation	50,480	751,647
Cereplast, Inc.	79,207	344,550
Chase Corporation	302	4,234
China Agritech, Inc.	85,645	137,032
China Gengsheng Minerals, Inc.	58,749	96,348
China Green Agriculture, Inc.	474,203	2,432,661
Clean Diesel Technologies, Inc.	89,188	474,480
Converted Organics, Inc.	1,622	101
CVR Partners, L.P.	99,798	2,340,263
Ferro Corporation	43,243	563,024
Flotek Industries, Inc.	26,883	253,507
FutureFuel Corporation	2,276	27,904
Hawkins, Inc.	46,584	1,603,421
Intrepid Potash, Inc.	22,261	740,178
OMNOVA Solutions, Inc.	535	3,617
PolyOne Corporation	89,238	1,383,189
Quaker Chemical Corporation	6,646	269,429
Senomyx, Inc.	289,127	1,509,243
ShengdaTech, Inc.	32,215	20,940
Stepan Company	27,400	2,172,820
STR Holdings, Inc.	148,797	2,047,447
Valspar Corporation (The)	260	8,546
Yongye International, Inc.	622,234	2,949,389
ZAGG, Inc.	1,161,054	17,822,179
Zep, Inc.	2,159	40,481
Zoltek Companies, Inc.	309,659	3,130,653
		42,019,401
Construction Materials - 0.2%
Eagle Materials, Inc.	21	522
Texas Industries, Inc.	98,558	3,805,324
		3,805,846
Containers & Packaging - 0.0%
AEP Industries, Inc.	10	271
Boise, Inc.	54,094	374,871
UFP Technologies, Inc.	1,460	27,521
		402,663
Metals & Mining - 2.4%
A.M. Castle & Company	272	4,722
AK Steel Holding Corporation	349,716	4,249,049
Allied Nevada Gold Corporation	56,711	2,160,689
AMCOL International Corporation	80,369	2,464,114
Anooraq Resources Corporation	199,174	155,336
Augusta Resource Corporation	5,052	24,856
Avalon Rare Metals, Inc.	185,709	1,021,399
Century Aluminum Company	5,116	66,610
China Direct Industries, Inc.	17,730	17,553
China Gerui Advanced Materials Group Ltd.	85,382	346,651

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Materials - 5.1% (Continued)
Metals & Mining - 2.4% (Continued)
China Natural Resources, Inc.	4,312	$38,506
China Precision Steel, Inc.	297,175	312,034
China Shen Zhou Mining & Resources, Inc.	54,798	164,942
Coeur d'Alene Mines Corporation	193,649	5,284,681
Crosshair Exploration & Mining Corporation	271,104	205,605
General Steel Holdings, Inc.	85,988	126,402
Gold Reserve, Inc.	153	364
Gold Resource Corporation	189,681	4,707,882
Golden Minerals Company	28,840	419,334
Great Northern Iron Ore Properties	6,301	660,345
Great Panther Silver Ltd.	510	1,719
Gulf Resources, Inc.	86,612	303,142
Haynes International, Inc.	18	1,127
Hecla Mining Company	616,420	4,789,583
Ivanhoe Mines Ltd.	105	2,754
Jaguar Mining, Inc.	15,610	74,460
Kaiser Aluminum Corporation	30,452	1,699,831
Kimber Resources, Inc.	11,900	22,610
Materion Corporation	6,344	241,833
Mesabi Trust	45,011	1,358,432
Midway Gold Corporation	107,670	256,255
Olympic Steel, Inc.	75,286	1,968,729
Polymet Mining Corporation	146,535	234,456
Puda Coal, Inc. (a)	95,300	285,900
Rare Element Resources Ltd.	608,882	6,441,972
Royal Gold, Inc.	15,443	989,896
RTI International Metals, Inc.	15,766	505,616
Schnitzer Steel Industries, Inc. - Class A	30,387	1,543,356
Silver Bull Resources, Inc.	103,214	70,175
SinoCoking Coal and Coke Chemical Industries, Inc.	35,899	167,648
Solitario Exploration & Royalty Corporation	909	2,554
Stillwater Mining Company	43,300	662,490
Tanzanian Royalty Exploration Corporation	179,587	1,109,848
Titanium Metals Corporation	800	14,232
		45,179,692
Paper & Forest Products - 0.3%
Deltic Timber Corporation	20,844	1,080,761
Louisiana-Pacific Corporation	38,174	295,848
Neenah Paper, Inc.	9	182
Orient Paper, Inc.	130,303	502,970
P.H. Glatfelter Company	72,268	1,090,524
Schweitzer-Mauduit International, Inc.	46,378	2,602,270
Wausau Paper Corporation	169,037	1,247,493
		6,820,048
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.5%
Alaska Communications Systems Group, Inc.	189,523	1,370,251
Atlantic Tele-Network, Inc.	37,694	1,423,703
Cbeyond, Inc.	70,858	795,735

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Telecommunication Services - 0.6% (Continued)
Diversified Telecommunication Services - 0.5% (Continued)
CenturyLink, Inc.	16	$594
Consolidated Communications Holdings, Inc.	171,855	3,096,827
Fairpoint Communications, Inc.	72,716	552,642
Global Crossing Ltd.	40	1,377
Hawaiian Telcom Holdco, Inc.	378	9,083
Iridium Communications, Inc.	186,943	1,594,624
magicJack VocalTec Ltd.	26,883	591,157
Neutral Tandem, Inc.	31,282	479,553
Radcom Ltd.	54,681	273,405
Telecom Italia S.p.A.	72	900
tw telecom, inc.	6,071	119,902
		10,309,753
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc.	5,046	67,919
Pendrell Corporation	51,793	145,020
Shenandoah Telecommunications Company	12,252	194,317
USA Mobility, Inc.	25,535	421,583
		828,839
Utilities - 1.8%
Electric Utilities - 1.3%
Brookfield Infrastructure Partners, L.P.	4,400	110,660
El Paso Electric Company	7,923	265,025
Empire District Electric Company (The)	21,308	434,896
Hawaiian Electric Industries, Inc.	6,710	157,014
MGE Energy, Inc.	3,112	127,841
NV Energy, Inc.	1,310,516	19,448,058
Pinnacle West Capital Corporation	52,089	2,205,969
Portland General Electric Company	37,954	940,500
Unitil Corporation	66	1,686
Westar Energy, Inc.	48,600	1,254,366
		24,946,015
Gas Utilities - 0.2%
China Natural Gas, Inc.	230,340	725,571
New Jersey Resources Corporation	3,125	136,281
Northwest Natural Gas Company	55,080	2,457,119
Piedmont Natural Gas Company, Inc.	13,260	386,794
		3,705,765
Independent Power Producers & Energy Traders - 0.0%
American DG Energy, Inc.	11,875	18,644
GenOn Energy, Inc.	92,448	359,623
Raser Technologies, Inc.	341,811	2,939
U.S. Geothermal, Inc.	176,350	98,756
		479,962
Multi-Utilities - 0.3%
Black Hills Corporation	141,527	4,228,827
CH Energy Group, Inc.	14,885	760,177
		4,989,004

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 61.6% (Continued)	Shares	Value
Utilities - 1.8% (Continued)
Water Utilities - 0.0%
Cadiz, Inc.	22,601	$243,639
Connecticut Water Service, Inc.	984	24,925
Middlesex Water Company	6,585	120,439
		389,003

Total Common Stocks (Proceeds $1,271,619,194)		$1,178,608,783

CLOSED-END FUNDS - 0.0%	Shares	Value
Aberdeen Global Income Fund, Inc.	214	$2,987
American Income Fund, Inc.	450	3,524
BlackRock Enhanced Dividend Achievers Trust	426	3,246
BlackRock International Growth & Income Trust	5	48
BlackRock MuniVest Fund, Inc.	200	1,822
Calamos Convertible and High Income Fund	97	1,208
Central GoldTrust (a)	474	29,639
Cohen & Steers Total Return Realty Fund, Inc.	105	1,419
Cornerstone Progressive Return Fund	400	2,832
Credit Suisse Asset Management Income Fund	396	1,434
Gabelli Convertible and Income Securities Fund, Inc. (The)	1,418	8,168
Helios Advantage Income Fund, Inc.	400	3,232
ING Global Advantage and Premium Opportunity Fund	102	1,279
Nuveen Floating Rate Income Opportunity Fund	44	504
Nuveen Real Estate Income Fund	53	578
PIMCO Global StocksPLUS & Income Fund	48	1,020
Strategic Global Income Fund, Inc.	165	1,864
Western Asset/Claymore Inflation-Linked Securities & Income Fund	10	129
Total Closed-End Funds (Proceeds $63,988)		$64,933

WARRANTS - 0.0%	Shares	Value
American International Group, Inc. (Proceeds $14,295)	854	$8,472

Total Securities Sold Short - 61.6% (Proceeds $1,271,697,477)		$1,178,682,188

ADR	- American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $806,744 at July 31, 2011, representing (0.0%) of net assets.

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Consumer Discretionary - 14.8%
Auto Components - 1.1%
Federal-Mogul Corporation (a)	11,481	$220,091
Motorcar Parts of America, Inc. (a)	7,930	102,376
Standard Motor Products, Inc.	14,100	200,220
Visteon Corporation (a)	1,600	100,320
		623,007
Automobiles - 0.1%
Winnebago Industries, Inc. (a)	4,860	40,775

Distributors - 0.2%
Audiovox Corporation (a)	12,664	91,054

Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	2,100	95,697
Ascent Capital Group, Inc. - Class A (a)	400	19,244
Collectors Universe, Inc.	2,100	32,844
National American University Holdings, Inc.	3,821	39,165
Nobel Learning Communities, Inc. (a)	1,815	21,272
Steiner Leisure Ltd. (a)	1,035	50,322
		258,544
Hotels, Restaurants & Leisure - 4.4%
Ameristar Casinos, Inc.	10,600	235,320
Benihana, Inc. (a)	9,400	86,668
Bob Evans Farms, Inc.	7,600	262,504
Buffalo Wild Wings, Inc. (a)	6,200	393,886
Caribou Coffee Company, Inc. (a)	9,148	120,845
Carrols Restaurant Group, Inc. (a)	13,201	129,766
Einstein Noah Restaurant Group, Inc.	4,548	71,313
Frisch's Restaurants, Inc.	325	6,854
International Speedway Corporation - Class A	600	16,782
Isle of Capri Casinos, Inc. (a)	4,400	37,312
Life Time Fitness, Inc. (a)	9,520	397,555
Luby's, Inc. (a)	5,800	31,726
McCormick & Schmick's Seafood Restaurants, Inc. (a)	8,000	70,720
Morton's Restaurant Group, Inc. (a)	4,400	30,492
Papa John's International, Inc. (a)	8,700	271,527
Town Sports International Holdings, Inc. (a)	12,700	116,078
Wendy's Company (The)	47,700	251,379
		2,530,727
Household Durables - 0.5%
Cavco Industries, Inc. (a)	485	20,642
CSS Industries, Inc.	525	10,416
Harman International Industries, Inc.	2,400	99,840
Kid Brands, Inc. (a)	1,400	6,426
Leggett & Platt, Inc.	7,200	156,240
		293,564
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.COM, Inc. - Class A (a)	7,900	23,779

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Consumer Discretionary - 14.8% (Continued)
Internet & Catalog Retail - 0.3% (Continued)
Orbitz Worldwide, Inc. (a)	51,036	$166,377
		190,156
Leisure Equipment & Products - 0.2%
Callaway Golf Company	11,900	75,565
Smith & Wesson Holding Corporation (a)	19,700	66,192
		141,757
Media - 2.2%
Cinemark Holdings, Inc.	5,400	105,246
Fisher Communications, Inc. (a)	650	19,058
Global Sources Ltd. (a)	10,100	93,021
Global Traffic Network, Inc. (a)	15,600	183,924
Gray Television, Inc. (a)	3,500	8,505
Insignia Systems, Inc.	3,528	13,371
Lions Gate Entertainment Corporation (a)	34,200	242,820
MDC Partners, Inc.	5,600	111,832
Meredith Corporation	6,900	205,965
Regal Entertainment Group	14,200	181,618
Saga Communications, Inc. - Class A (a)	297	9,659
Scholastic Corporation	4,411	126,684
		1,301,703
Multiline Retail - 0.6%
99¢ Only Stores (a)	12,280	242,530
Fred's, Inc. - Class A	6,900	90,942
Tuesday Morning Corporation (a)	4,525	19,458
		352,930
Specialty Retail - 3.1%
America's Car-Mart, Inc. (a)	2,900	98,136
bebe stores, inc.	34,800	257,868
Charming Shoppes, Inc. (a)	21,700	88,970
Citi Trends, Inc. (a)	6,400	89,792
Destination Maternity Corporation	5,500	90,310
Group 1 Automotive, Inc.	8,300	395,329
Hibbett Sports, Inc. (a)	6,500	255,060
New York & Company, Inc. (a)	29,600	161,616
Perfumania Holdings, Inc. (a)	77	1,026
Shoe Carnival, Inc. (a)	5,000	157,950
Stein Mart, Inc.	19,500	185,250
Syms Corp (a)	3,900	40,716
		1,822,023
Textiles, Apparel & Luxury Goods - 1.6%
Culp, Inc. (a)	4,640	41,296
Jones Group, Inc. (The)	30,800	398,552
Timberland Company (The) (a)	5,800	248,182
Wolverine World Wide, Inc.	6,800	257,516
		945,546
Consumer Staples - 4.5%
Beverages - 0.1%
Coca-Cola Bottling Company Consolidated	300	19,356

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Consumer Staples - 4.5% (Continued)
Beverages - 0.1% (Continued)
Craft Brewers Alliance, Inc. (a)	3,000	$23,370
		42,726
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	5,900	297,065
Casey's General Stores, Inc.	3,400	153,000
SUPERVALU, Inc.	24,300	208,980
Susser Holdings Corporation (a)	11,200	182,672
Village Super Market, Inc. - Class A	500	13,440
		855,157
Food Products - 1.8%
Darling International, Inc. (a)	14,100	238,008
Dean Foods Company (a)	22,300	245,746
Fresh Del Monte Produce, Inc.	8,954	219,462
Imperial Sugar Company	2,100	48,468
Omega Protein Corporation (a)	2,488	30,155
Pilgrim's Pride Corporation (a)	47,600	228,480
Snyder's-Lance, Inc.	3,700	75,517
Westway Group, Inc. (a)	100	485
		1,086,321
Personal Products - 0.8%
Inter Parfums, Inc.	1,900	38,076
Medifast, Inc. (a)	6,800	131,240
Prestige Brands Holdings, Inc. (a)	4,300	52,546
Revlon, Inc. (a)	13,774	231,954
Schiff Nutrition International, Inc.	2,061	23,846
		477,662
Tobacco - 0.3%
Universal Corporation	4,500	165,240

Energy - 6.2%
Energy Equipment & Services - 2.9%
Bolt Technology Corporation (a)	1,100	13,893
Global Geophysical Services, Inc. (a)	6,100	104,066
Helix Energy Solutions Group, Inc. (a)	20,200	395,516
Mitcham Industries, Inc. (a)	9,308	169,033
Parker Drilling Company (a)	24,846	157,524
SEACOR Holdings, Inc.	3,000	301,080
TGC Industries, Inc. (a)	5,400	39,744
Union Drilling, Inc. (a)	16,800	187,320
Unit Corporation (a)	5,000	300,050
		1,668,226
Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	100	2,580
Alon USA Energy, Inc.	14,700	178,752
Clayton Williams Energy, Inc. (a)	4,400	291,808
Crimson Exploration, Inc. (a)	40,300	126,945
Forest Oil Corporation (a)	10,100	262,600
Golar LNG Ltd.	8,153	310,874

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Energy - 6.2% (Continued)
Oil, Gas & Consumable Fuels - 3.3% (Continued)
Patriot Coal Corporation (a)	20,100	$380,091
SemGroup Corporation - Class A (a)	4,400	102,432
Ur-Energy, Inc. (a)	18,800	31,396
Venoco, Inc. (a)	15,000	190,650
Westmoreland Coal Company (a)	4,600	70,702
		1,948,830
Financials - 13.5%
Capital Markets - 0.9%
Cowen Group, Inc. (a)	3,479	13,742
Golub Capital BDC, Inc.	4,677	73,195
INTL FCStone, Inc. (a)	600	13,788
Kohlberg Capital Corporation	6,945	49,518
MVC Capital, Inc.	1,697	21,229
SWS Group, Inc.	2,200	11,990
THL Credit, Inc.	1,200	15,048
U.S. Global Investors, Inc.	7,100	53,250
Waddell & Reed Financial, Inc. - Class A	7,900	289,930
		541,690
Commercial Banks - 2.1%
American National Bankshares, Inc.	300	5,607
Bancorp Rhode Island, Inc.	1,000	43,870
Banner Corporation	10,900	201,868
Bridge Capital Holdings (a)	200	2,244
CapitalSource, Inc.	43,300	279,718
CVB Financial Corporation	15	145
Eagle Bancorp, Inc. (a)	154	2,077
East West Bancorp, Inc.	6,500	120,640
F.N.B. Corporation	7,553	75,530
First Horizon National Corporation	1	2
Heritage Commerce Corporation (a)	3,801	18,967
Home Bancorp, Inc. (a)	200	2,916
Merchants Bancshares, Inc.	30	793
Middleburg Financial Corporation	400	5,748
Popular, Inc. (a)	100,900	242,160
SCBT Financial Corporation	400	11,712
State Bank Financial Corporation (a)	5,908	86,670
Sun Bancorp, Inc. (a)	27,088	84,515
Tompkins Financial Corporation	402	16,241
Union First Market Bankshares Corporation	1,806	22,485
		1,223,908
Consumer Finance - 0.8%
Cash America International, Inc.	7,100	397,316
Nelnet, Inc. - Class A	2,600	52,416
Nicholas Financial, Inc. (a)	1,900	23,199
		472,931
Diversified Financial Services - 1.4%
CBOE Holdings, Inc.	10,900	251,136
Compass Diversified Holdings, Inc.	5,100	76,347

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 13.5% (Continued)
Diversified Financial Services - 1.4% (Continued)
Encore Capital Group, Inc. (a)	9,790	$267,757
Interactive Brokers Group, Inc. - Class A	13,200	199,848
		795,088
Insurance - 3.6%
Allied World Assurance Company Holdings A.G.	2,100	114,345
American National Insurance Company	2,200	164,868
Aspen Insurance Holdings Ltd.	9,500	246,050
FPIC Insurance Group, Inc. (a)	3,000	125,160
Hanover Insurance Group, Inc. (The)	6,883	249,234
Mercury General Corporation	6,500	241,410
Presidential Life Corporation	1,626	18,471
Primerica, Inc.	3,600	77,832
Symetra Financial Corporation	14,500	182,120
Transatlantic Holdings, Inc.	2,300	117,783
Unitrin, Inc.	9,600	270,432
Universal Insurance Holdings, Inc.	6,311	26,948
Validus Holdings Ltd.	8,900	236,651
		2,071,304
Real Estate Investment Trusts (REIT) - 3.6%
CommonWealth REIT	10,625	250,963
Equity Lifestyle Properties, Inc.	3,800	247,608
Gladstone Commercial Corporation	5,900	102,542
Gramercy Capital Corporation (a)	61,404	168,247
Hospitality Properties Trust	5,400	136,350
Invesco Mortgage Capital, Inc.	12,000	234,960
Mack-Cali Realty Corporation	4,000	133,080
One Liberty Properties, Inc.	2,897	44,788
RAIT Financial Trust	46,000	255,760
Saul Centers, Inc.	5,100	201,195
Two Harbors Investment Corporation	24,613	241,207
U-Store-It Trust	7,200	76,680
		2,093,380
Thrifts & Mortgage Finance - 1.1%
Bank Mutual Corporation	2,321	8,611
Capitol Federal Financial, Inc.	10,571	120,932
Charter Financial Corporation	467	4,525
Doral Financial Corporation (a)	43,625	76,344
First PacTrust Bancorp, Inc.	1,199	17,745
Fox Chase Bancorp, Inc.	1,200	16,044
MGIC Investment Corporation (a)	18,116	72,102
Parkvale Financial Corporation	1,700	36,108
SI Financial Group, Inc.	140	1,421
ViewPoint Financial Group	1,407	18,319
Washington Federal, Inc.	15,500	262,105
		634,256
Health Care - 13.1%
Biotechnology - 2.0%
Amicus Therapeutics, Inc. (a)	1,600	11,104

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Biotechnology - 2.0% (Continued)
Anthera Pharmaceuticals, Inc. (a)	2,800	$22,316
AVEO Pharmaceuticals, Inc. (a)	8,680	165,875
DUSA Pharmaceuticals, Inc. (a)	31,275	159,190
Insmed, Inc. (a)	20,310	233,362
Ligand Pharmaceuticals, Inc. (a)	15,300	208,386
OncoGenex Pharmaceuticals, Inc. (a)	4,498	65,041
OPKO Health, Inc. (a)	18,248	79,379
PDL BioPharma, Inc.	22,600	139,894
Progenics Pharmaceuticals, Inc. (a)	1,299	7,092
Repligen Corporation (a)	9,406	33,203
SciClone Pharmaceuticals, Inc. (a)	5,400	34,668
		1,159,510
Health Care Equipment & Supplies - 2.7%
Anika Therapeutics, Inc. (a)	100	643
AtriCure, Inc. (a)	7,000	85,190
Cardiovascular Systems, Inc. (a)	13,000	194,350
Cutera, Inc. (a)	2,200	17,842
Gen-Probe, Inc. (a)	2,700	163,485
Hill-Rom Holdings, Inc.	6,610	246,487
Immucor, Inc. (a)	9,329	247,218
Medical Action Industries, Inc. (a)	600	4,572
Merit Medical Systems, Inc. (a)	12,700	199,009
Rochester Medical Corporation (a)	700	6,272
RTI Biologics, Inc. (a)	41,265	135,762
Synovis Life Technologies, Inc. (a)	1,700	28,339
Teleflex, Inc.	4,100	246,943
		1,576,112
Health Care Providers & Services - 5.0%
Allied Healthcare International, Inc. (a)	2,800	10,696
AmSurg Corporation (a)	6,100	155,123
Catalyst Health Solutions, Inc. (a)	2,100	137,613
Centene Corporation (a)	8,200	269,042
Continucare Corporation (a)	36,238	229,024
Corvel Corporation (a)	4,100	189,215
Ensign Group, Inc. (The)	8,900	252,760
Five Star Quality Care, Inc. (a)	41,925	207,529
Health Management Associates, Inc. - Class A (a)	41,700	396,150
Health Net, Inc. (a)	8,900	250,268
Healthways, Inc. (a)	8,800	131,384
RadNet, Inc. (a)	18,100	67,875
Select Medical Holdings Corporation (a)	22,000	172,700
Team Health Holdings, Inc. (a)	11,926	262,491
Triple-S Management Corporation (a)	520	11,217
VCA Antech, Inc. (a)	8,900	173,906
		2,916,993
Health Care Technology - 0.9%
Computer Programs & Systems, Inc.	2,000	146,800
Emdeon, Inc. - Class A (a)	12,500	193,750
HealthStream, Inc. (a)	8,999	121,847

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Health Care Technology - 0.9% (Continued)
Transcend Services, Inc. (a)	900	$26,154
		488,551
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. (a)	1,752	69,292
Harvard Bioscience, Inc. (a)	15,800	79,948
MEDTOX Scientific, Inc.	5,286	82,514
PerkinElmer, Inc.	4,700	114,962
Techne Corporation	3,100	234,949
		581,665
Pharmaceuticals - 1.5%
Acura Pharmaceuticals, Inc. (a)	3,600	10,944
Columbia Laboratories, Inc. (a)	10,030	28,686
Cornerstone Therapeutics, Inc. (a)	1,100	8,316
DepoMed, Inc. (a)	18,900	142,884
Jazz Pharmaceuticals, Inc. (a)	7,100	287,337
Lannett Company, Inc. (a)	11,873	56,397
Optimer Pharmaceuticals, Inc. (a)	8,953	94,722
Par Pharmaceutical Companies, Inc. (a)	7,400	239,686
		868,972
Industrials - 16.7%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.	4,000	260,920
Ceradyne, Inc. (a)	2,700	87,507
Cubic Corporation	4,500	218,430
LMI Aerospace, Inc. (a)	4,100	94,259
Orbital Sciences Corporation (a)	13,400	232,088
Sparton Corporation (a)	2,700	24,921
Spirit AeroSystems Holdings, Inc. - Class A (a)	6,300	129,087
		1,047,212
Air Freight & Logistics - 0.7%
Express-1 Expedited Solutions, Inc. (a)	39,617	154,506
Forward Air Corporation	6,900	215,004
Park-Ohio Holdings Corporation (a)	1,900	36,119
		405,629
Airlines - 0.3%
Copa Holdings, S.A. - Class A	2,300	150,903
Hawaiian Holdings, Inc. (a)	8,914	41,896
		192,799
Building Products - 0.1%
NCI Building Systems, Inc. (a)	3,100	34,999

Commercial Services & Supplies - 3.0%
ACCO Brands Corporation (a)	5,300	45,421
APAC Customer Services, Inc. (a)	29,745	250,156
Brink's Company (The)	2,600	77,584
Consolidated Graphics, Inc. (a)	1,400	72,226
Copart, Inc. (a)	5,700	247,665
Corrections Corporation of America (a)	12,559	269,516

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 16.7% (Continued)
Commercial Services & Supplies - 3.0% (Continued)
Heritage-Crystal Clean, Inc. (a)	7,264	$145,571
Intersections, Inc.	14,533	282,231
Multi-Color Corporation	1,610	43,357
Rollins, Inc.	2,400	45,816
SYKES Enterprises, Inc. (a)	9,700	187,210
TRC Companies, Inc. (a)	9,678	54,003
		1,720,756
Construction & Engineering - 0.3%
MYR Group, Inc. (a)	5,200	126,308
Primoris Services Corporation	4,626	56,437
		182,745
Electrical Equipment - 0.9%
Active Power, Inc. (a)	8,400	14,196
Babcock & Wilcox Company (The) (a)	4,100	102,418
Hubbell, Inc. - Class B	2,700	160,569
Lime Energy Company (a)	3,290	14,542
Thomas & Betts Corporation (a)	4,800	234,144
		525,869
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	2,400	103,752

Machinery - 4.5%
Accuride Corporation (a)	8,500	97,325
Actuant Corporation - Class A	10,200	252,042
Cascade Corporation	5,013	250,600
Columbus McKinnon Corporation (a)	2,400	39,480
Crane Company	5,300	245,496
Douglas Dynamics, Inc.	3,626	55,079
Graco, Inc.	7,200	316,296
Hardinge, Inc.	500	5,475
Harsco Corporation	8,100	222,021
Kadant, Inc. (a)	2,500	65,775
Kennametal, Inc.	3,300	130,119
Lincoln Electric Holdings, Inc.	3,400	116,348
Lindsay Corporation	4,894	309,790
Oshkosh Corporation (a)	3,300	81,906
Sauer-Danfoss, Inc. (a)	5,300	251,750
Sun Hydraulics Corporation	1,300	37,063
Wabtec Corporation	800	51,616
Xerium Technologies, Inc. (a)	4,300	70,262
		2,598,443
Marine - 0.0%
International Shipholding Corporation	800	16,472

Professional Services - 1.0%
Barrett Business Services, Inc.	1,100	16,412
CBIZ, Inc. (a)	2,712	20,231
Hill International, Inc. (a)	1,800	9,666

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 16.7% (Continued)
Professional Services - 1.0% (Continued)
Huron Consulting Group, Inc. (a)	1,200	$38,844
Kforce, Inc. (a)	5,600	77,168
Korn/Ferry International (a)	10,405	224,124
Mistras Group, Inc. (a)	8,400	143,304
Navigant Consulting, Inc. (a)	5,200	61,204
		590,953
Road & Rail - 2.0%
AMERCO (a)	1,886	170,004
Covenant Transportation Group, Inc. (a)	2,631	15,444
Marten Transport Ltd.	1,300	26,741
Old Dominion Freight Line, Inc. (a)	6,400	237,120
Quality Distribution, Inc. (a)	14,700	169,050
Roadrunner Transportation Systems, Inc. (a)	12,000	185,160
Ryder System, Inc.	6,800	382,976
		1,186,495
Trading Companies & Distributors - 1.9%
CAI International, Inc. (a)	6,450	113,197
DXP Enterprises, Inc. (a)	7,003	190,412
RSC Holdings, Inc. (a)	31,300	373,722
Textainer Group Holdings Ltd.	7,200	186,840
United Rentals, Inc. (a)	11,700	269,217
		1,133,388
Information Technology - 21.3%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	46,800	256,464
Communications Systems, Inc.	4,896	87,541
EchoStar Corporation - Class A (a)	4,789	160,240
Finisar Corporation (a)	16,900	287,976
Opnext, Inc. (a)	72,700	137,403
PC-Tel, Inc. (a)	1,300	8,450
Tekelec (a)	28,100	220,585
Westell Technologies, Inc. - Class A (a)	46	131
		1,158,790
Computers & Peripherals - 0.9%
Cray, Inc. (a)	6,818	41,181
Datalink Corporation (a)	13,900	143,726
Dot Hill Systems Corporation (a)	7,817	17,666
NCR Corporation (a)	8,300	165,585
Xyratex Ltd. (a)	18,064	172,150
		540,308
Electronic Equipment, Instruments & Components - 3.2%
Agilysys, Inc. (a)	9,169	87,747
AVX Corporation	18,050	251,256
Brightpoint, Inc. (a)	19,200	174,528
CTS Corporation	8,300	81,589
Electro Scientific Industries, Inc. (a)	8,100	155,601
eMagin Corporation (a)	6,317	28,111
Gerber Scientific, Inc. (a)	8,700	95,874

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Information Technology - 21.3% (Continued)
Electronic Equipment, Instruments & Components - 3.2% (Continued)
GSI Group, Inc. (The) (a)	7,200	$80,856
Identive Group, Inc. (a)	4,298	9,112
Ingram Micro, Inc. - Class A (a)	15,600	289,380
Kemet Corporation (a)	7,400	90,280
Mesa Laboratories, Inc.	21	708
Multi-Fineline Electronix, Inc. (a)	8,300	168,573
SYNNEX Corporation (a)	11,300	320,016
Viasystems Group, Inc. (a)	2,166	48,605
		1,882,236
Internet Software & Services - 2.5%
Dice Holdings, Inc. (a)	28,900	398,531
EasyLink Services International Corporation - Class A (a)	38,994	206,668
Keynote Systems, Inc.	9,502	227,573
LoopNet, Inc. (a)	11,800	216,176
SciQuest, Inc. (a)	11,513	196,066
SPS Commerce, Inc. (a)	3,672	67,455
Vocus, Inc. (a)	4,400	125,708
		1,438,177
IT Services - 2.9%
Acxiom Corporation (a)	900	12,366
ATS Corporation (a)	391	1,779
Broadridge Financial Solutions, Inc.	5,500	126,830
CoreLogic, Inc. (a)	15,800	249,324
DST Systems, Inc.	4,600	235,474
Forrester Research, Inc.	900	28,440
Lender Processing Services, Inc.	21,600	406,728
Mantech International Corporation - Class A	3,800	155,040
Ness Technologies, Inc. (a)	26,600	204,022
NeuStar, Inc. - Class A (a)	3,000	78,120
PRGX Global, Inc. (a)	700	4,564
Syntel, Inc.	1,200	65,964
TeleTech Holdings, Inc. (a)	6,300	124,677
		1,693,328
Office Electronics - 0.4%
Zebra Technologies Corporation - Class A (a)	5,700	228,000

Semiconductors & Semiconductor Equipment - 5.6%
Advanced Analogic Technologies, Inc. (a)	23,600	142,780
Alpha & Omega Semiconductor Ltd. (a)	7,822	87,919
Amkor Technology, Inc. (a)	20,000	106,600
Amtech Systems, Inc. (a)	5,400	96,930
Cymer, Inc. (a)	9,000	396,270
Entegris, Inc. (a)	66,700	571,619
Fairchild Semiconductor International, Inc. (a)	17,800	267,178
GT Solar International, Inc. (a)	21,700	295,988
International Rectifier Corporation (a)	9,600	246,624
IXYS Corporation (a)	3,200	43,648

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Information Technology - 21.3% (Continued)
Semiconductors & Semiconductor Equipment - 5.6% (Continued)
LTX-Credence Corporation (a)	7,498	$53,911
Mattson Technology, Inc. (a)	7,500	13,050
Photronics, Inc. (a)	11,400	85,272
PMC-Sierra, Inc. (a)	35,500	248,145
Spansion, Inc. - Class A (a)	3,900	70,902
Tessera Technologies, Inc. (a)	16,200	254,502
Ultratech, Inc. (a)	9,600	252,960
		3,234,298
Software - 3.8%
Actuate Corporation (a)	7,200	43,704
Aspen Technology, Inc. (a)	4,684	72,602
Callidus Software, Inc. (a)	22,200	114,108
Compuware Corporation (a)	33,600	324,576
Convio, Inc. (a)	12,735	129,388
ePlus, inc. (a)	912	24,195
JDA Software Group, Inc. (a)	7,700	215,292
Manhattan Associates, Inc. (a)	2,300	85,790
OPNET Technologies, Inc.	6,100	209,291
Pervasive Software, Inc. (a)	1,800	13,212
Progress Software Corporation (a)	12,500	301,250
Radiant Systems, Inc. (a)	10,500	295,995
SS&C Technologies Holdings, Inc. (a)	8,700	161,124
TeleNav, Inc. (a)	11,657	116,920
Verint Systems, Inc. (a)	2,900	98,658
		2,206,105
Materials - 6.1%
Chemicals - 2.8%
A. Schulman, Inc.	9,700	214,855
Cabot Corporation	6,200	242,420
FutureFuel Corporation	7,415	90,908
LSB Industries, Inc. (a)	5,700	226,518
Olin Corporation	18,700	391,017
OMNOVA Solutions, Inc. (a)	2,653	17,934
RPM International, Inc.	5,000	105,400
Solutia, Inc. (a)	12,200	261,568
Spartech Corporation (a)	4,648	26,726
Zep, Inc.	3,800	71,250
		1,648,596
Construction Materials - 0.3%
Eagle Materials, Inc.	6,400	159,040

Containers & Packaging - 1.5%
Graham Packaging Company, Inc. (a)	9,700	245,895
Graphic Packaging Holding Company (a)	61,271	303,291
Greif, Inc. - Class A	700	42,735
Packaging Corporation of America	8,200	218,694
UFP Technologies, Inc. (a)	2,400	45,240
		855,855

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Materials - 6.1% (Continued)
Metals & Mining - 1.3%
Commercial Metals Company	18,237	$264,619
Compass Minerals International, Inc.	3,100	244,094
Handy & Harman Ltd. (a)	1,900	26,885
Jaguar Mining, Inc. (a)	23,760	113,335
Noranda Aluminum Holding Corporation (a)	7,319	101,588
		750,521
Paper & Forest Products - 0.2%
Wausau Paper Corporation	16,600	122,508

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
AboveNet, Inc.	4,300	261,827
CenturyLink, Inc.	1	36
HickoryTech Corporation	7,800	83,304
IDT Corporation - Class B	10,600	255,778
SureWest Communications	1,294	16,977
		617,922
Utilities - 1.9%
Electric Utilities - 0.4%
Central Vermont Public Service Corporation	7,100	249,139

Gas Utilities - 0.5%
Atmos Energy Corporation	5,100	170,493
Questar Corporation	7,300	134,539
		305,032
Independent Power Producers & Energy Traders - 0.2%
GenOn Energy, Inc. (a)	33,100	128,759

Multi-Utilities - 0.7%
Avista Corporation	5,200	131,092
Vectren Corporation	9,200	242,972
		374,064
Water Utilities - 0.1%
Pennichuck Corporation	700	19,985
York Water Company	509	8,673
		28,658

Total Common Stocks (Cost $58,250,614)		$57,621,156

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
UMB Money Market Fiduciary, 0.01% (b) (Cost $421,309)	421,309	$421,309

Total Investments at Value - 99.9% (Cost $58,671,923)		$58,042,465

Other Assets in Excess of Liabilities - 0.1%		65,644

Net Assets - 100.0%		$58,108,109

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2011.

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2011 (Unaudited)

1.	Securities valuation

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund (the “Funds”) are valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of July 31, 2011:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,741,365,027	$-	$100,289	$1,741,465,316
Common Stocks – Sold Short	(1,177,802,039)	-	(806,744)	(1,178,608,783)
Corporate Bonds	-	2,081	-	2,081
Closed-End Funds	37,868,830	-	-	37,868,830
Closed-End Funds – Sold Short	(64,933)	-	-	(64,933)
Exchange-Traded Funds	399,166	-	-	399,166
Warrants – Sold Short	(8,472)	-	-	(8,472)
Money Market Funds	68,616,441	-	-	68,616,441
Total	$670,374,020	$2,081	$(706,455)	$669,669,646

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$57,621,156	$-	$-	$57,621,156
Money Market Funds	421,309	-	-	421,309
Total	$58,042,465	$-	$-	$58,042,465

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the securities valued using Level 1, Level 2 and Level 3 inputs by security type and industry type.  During the quarter ended July 31, 2011, the TFS Small Cap Fund did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the TFS Small Cap Fund during the quarter ended or as of July 31, 2011.

It is the Funds’ policy to recognize transfer into and out of all Levels at the end of the reporting period.

The following is a reconciliation of Level 3 investments held and securities sold short in the TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of July 31, 2011.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for the securities existed and this difference could be material.

		Securities
	Investments	Sold Short
Balance as of April 30, 2011	$-	$-
Transfers in and/or out of Level 3	100,289	(806,744)

Balance as of July 31, 2011	$100,289	$(806,744)

The total amount of net unrealized appreciation (depreciation) on the Level 3 investments held and securities sold short at July 31, 2011 was $(229,226) and $1,665,242, respectively.

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2011:

	TFS Market Neutral Fund	TFS Small Cap Fund
Tax cost of portfolio investments and securities sold short	$844,469,092	$59,402,747

Gross unrealized appreciation	$103,539,607	$1,865,612
Gross unrealized depreciation	(278,339,053)	(3,225,894)

Net unrealized depreciation	$(174,799,446)	$(1,360,282)

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	September 27, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	September 27, 2011

* Print the name and title of each signing officer under his or her signature.